UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions International Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President
PGIM Quant Solutions International Equity Fund
June 14, 2024

PGIM Quant Solutions International Equity Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	20.66	9.86	3.71	2.53	—

Class C	19.70	13.67	3.59	2.08	—

Class Z	20.81	16.80	5.35	3.50	—

Class R6	20.85	17.03	5.63	N/A	6.71 (12/28/2016)

MSCI All Country World ex-US ND Index

	17.69	9.32	5.03	3.93	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)

Class R6 (12/28/2016)

MSCI All Country World ex-US ND Index	6.43

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None

Benchmark Definition

MSCI All Country World ex-US ND Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged, free float-adjusted, market capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The MSCI ACWI ex-US Index includes both developed and emerging markets. The ND version of the MSCI ACWI ex-US Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ex-US ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions International Equity Fund  5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	2.9%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	2.3%

Novartis AG	Pharmaceuticals	Switzerland	1.3%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	1.2%

iShares MSCI EAFE ETF	Unaffiliated Exchange-Traded Funds	United States	1.0%

ABB Ltd.	Electrical Equipment	Switzerland	0.9%

GSK plc	Pharmaceuticals	United States	0.9%

Shell plc	Oil, Gas & Consumable Fuels	United States	0.9%

UniCredit SpA	Banks	Italy	0.9%

Rolls-Royce Holdings plc	Aerospace & Defense	United Kingdom	0.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions International Equity Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions International Equity Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,206.60	1.48%	$ 8.12

	Hypothetical	$1,000.00	$1,017.50	1.48%	$ 7.42
Class C	Actual	$1,000.00	$1,197.00	2.72%	$14.86

	Hypothetical	$1,000.00	$1,011.34	2.72%	$13.60
Class Z	Actual	$1,000.00	$1,208.10	1.03%	$ 5.65

	Hypothetical	$1,000.00	$1,019.74	1.03%	$ 5.17
Class R6	Actual	$1,000.00	$1,208.50	0.81%	$ 4.45

	Hypothetical	$1,000.00	$1,020.84	0.81%	$ 4.07

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.1%

COMMON STOCKS 94.0%

Australia 5.3%

BHP Group Ltd.	42,065	$1,153,680
BlueScope Steel Ltd.	48,894	713,629
Brambles Ltd.	27,344	257,243
Fortescue Ltd.	77,216	1,279,812
Glencore PLC	209,500	1,218,989
Goodman Group, REIT	76,097	1,537,131
Helia Group Ltd.	341,882	877,524
JB Hi-Fi Ltd.	21,326	832,185
Medibank Private Ltd.	375,906	861,524
Northern Star Resources Ltd.	9,475	89,811
Rio Tinto Ltd.	3,134	260,825
Rio Tinto PLC	13,452	910,173
Stockland, REIT	17,388	49,262
Super Retail Group Ltd.	7,092	65,944
West African Resources Ltd.*	297,147	251,789

		10,359,521

Austria 0.2%

Erste Group Bank AG	7,650	356,759

Belgium 0.1%

Proximus SADP	9,800	72,203
Tessenderlo Group SA	1,735	44,524

		116,727

Brazil 1.8%

Banco do Brasil SA	244,200	1,292,812
Centrais Eletricas Brasileiras SA	9,200	67,043
CPFL Energia SA	31,500	194,547
Odontoprev SA	15,000	34,694
Petroleo Brasileiro SA	27,900	238,133
SLC Agricola SA	9,000	32,949
Suzano SA	8,100	91,192
Telefonica Brasil SA	64,000	588,283
TIM SA	24,300	82,738
Vale SA	82,400	1,003,698

		3,626,089

Canada 5.9%

Agnico Eagle Mines Ltd.	3,700	234,312

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Canada (cont’d.)

Air Canada*	7,200	$106,275
Alimentation Couche-Tard, Inc.	20,900	1,158,370
ARC Resources Ltd.	14,800	268,016
Capital Power Corp.	3,300	86,129
Celestica, Inc.*	21,000	909,316
Dollarama, Inc.	14,900	1,242,956
Fairfax Financial Holdings Ltd.	1,300	1,413,375
George Weston Ltd.	7,500	987,016
Great-West Lifeco, Inc.	32,900	972,912
Imperial Oil Ltd.	1,600	110,006
Loblaw Cos. Ltd.	10,600	1,162,370
Manulife Financial Corp.	62,900	1,467,126
Parkland Corp.	2,000	61,613
Russel Metals, Inc.	6,100	171,792
Sun Life Financial, Inc.	24,900	1,271,362

		11,622,946

Chile 0.0%

Enel Chile SA	1,404,400	83,382

China 7.6%

Alibaba Group Holding Ltd.	14,700	137,637
ANTA Sports Products Ltd.	104,000	1,177,383
Bank of Changsha Co. Ltd. (Class A Stock)	82,500	92,661
Bank of Chengdu Co. Ltd. (Class A Stock)	47,500	96,741
Bank of Shanghai Co. Ltd. (Class A Stock)	315,700	317,518
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	37,000	35,373
Beijing Enterprises Holdings Ltd.	30,000	96,047
China BlueChemical Ltd. (Class H Stock)	1,596,000	506,668
China Construction Bank Corp. (Class H Stock)	2,288,000	1,480,316
China Medical System Holdings Ltd.	386,000	344,640
China Minsheng Banking Corp. Ltd. (Class H Stock)	110,500	40,430
China Tower Corp. Ltd. (Class H Stock), 144A	2,296,000	268,768
Chlitina Holding Ltd.	48,000	276,587
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	55,300	320,270
H World Group Ltd., ADR	3,900	143,169
Huaxia Bank Co. Ltd. (Class A Stock)	305,400	282,167
Kuaishou Technology, 144A*	61,600	431,860
Li Auto, Inc. (Class A Stock)*	5,200	68,130
Midea Group Co. Ltd. (Class A Stock)	20,100	192,981
NetEase, Inc.	67,600	1,267,138
PDD Holdings, Inc., ADR*	12,600	1,577,268
PetroChina Co. Ltd. (Class H Stock)	1,412,000	1,315,619

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	315,200	$293,504
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	73,300	213,359
Shenzhen Transsion Holdings Co. Ltd. (Class A Stock)	4,250	84,025
Sinopharm Group Co. Ltd. (Class H Stock)	86,000	217,181
Tencent Holdings Ltd.	23,200	1,018,090
Tencent Music Entertainment Group, ADR*	9,000	112,950
Tongcheng Travel Holdings Ltd.*	16,800	44,216
Trip.com Group Ltd.*	3,400	165,605
Vipshop Holdings Ltd., ADR	2,600	39,104
Wilmar International Ltd.	329,800	775,219
Xiaomi Corp. (Class B Stock), 144A*	569,200	1,240,815
Yutong Bus Co. Ltd. (Class A Stock)	85,000	299,577

		14,973,016

Denmark 2.5%

Danske Bank A/S	8,993	258,882
Novo Nordisk A/S (Class B Stock)	34,468	4,420,256
Scandinavian Tobacco Group A/S, 144A	15,916	257,110

		4,936,248

Finland 1.1%
Kemira OYJ	13,470	293,319
Konecranes OYJ	3,650	191,827
Nokia OYJ	76,041	276,436
Nordea Bank Abp	100,017	1,172,025
Wartsila OYJ Abp	11,012	203,144

		2,136,751

France 6.5%
Accor SA	10,752	471,214
Amundi SA, 144A	530	36,975
Carrefour SA	4,216	70,927
Cie de Saint-Gobain SA	15,731	1,244,048
Credit Agricole SA	77,021	1,191,764
Eiffage SA	4,480	478,009
Hermes International SCA	598	1,431,606
Ipsen SA	1,732	210,674
Klepierre SA, REIT	39,708	1,066,256
La Francaise des Jeux SAEM, 144A	16,895	636,684
LVMH Moet Hennessy Louis Vuitton SE	756	621,006
Publicis Groupe SA	14,507	1,600,801

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

Rubis SCA	1,848	$63,952
Safran SA	7,010	1,519,992
Sopra Steria Group	1,043	228,373
TotalEnergies SE	10,089	732,448
Unibail-Rodamco-Westfield, REIT*	816	68,000
Vinci SA	10,088	1,182,072

		12,854,801

Georgia 0.2%

Bank of Georgia Group PLC	5,808	388,898

Germany 5.2%

Bayerische Motoren Werke AG	11,605	1,264,357
CTS Eventim AG & Co. KGaA	2,427	214,617
Daimler Truck Holding AG	30,009	1,353,292
Deutsche Bank AG	84,141	1,343,943
Heidelberg Materials AG	13,066	1,314,905
Henkel AG & Co. KGaA	770	55,370
Krones AG	806	106,256
Mercedes-Benz Group AG	1,008	76,246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,498	1,538,450
Nemetschek SE	6,595	582,795
Rational AG	168	143,304
Salzgitter AG	2,574	66,103
SAP SE	759	137,050
Siemens AG	8,441	1,581,283
Suedzucker AG	6,970	99,480
Talanx AG	4,430	333,200

		10,210,651

Greece 0.1%

National Bank of Greece SA*	16,350	131,580

Hong Kong 0.5%

WH Group Ltd., 144A	1,223,000	888,925

India 4.4%

ABB India Ltd.	5,320	416,572
Avanti Feeds Ltd.	16,150	102,813
Bajaj Auto Ltd.	940	100,352
Bharat Electronics Ltd.	17,050	47,678
Birlasoft Ltd.	26,994	209,445

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)

Chambal Fertilisers & Chemicals Ltd.	40,497	$205,533
Cipla Ltd.	3,146	52,665
Colgate-Palmolive India Ltd.	4,380	148,226
Cummins India Ltd.	4,155	162,685
Dr. Reddy’s Laboratories Ltd.	3,975	294,975
Godfrey Phillips India Ltd.	2,480	99,304
Hindalco Industries Ltd.	147,867	1,137,211
InterGlobe Aviation Ltd., 144A*	11,088	528,720
KPIT Technologies Ltd.	12,513	223,078
Lupin Ltd.	5,025	98,942
Oil & Natural Gas Corp. Ltd.	421,350	1,422,375
Sun Pharmaceutical Industries Ltd.	31,740	570,215
Tata Motors Ltd.	102,430	1,235,210
Trent Ltd.	14,918	787,445
Vedanta Ltd.	95,472	455,656
Zensar Technologies Ltd.	55,019	403,018

		8,702,118

Indonesia 0.3%

Bank Mandiri Persero Tbk PT	264,000	111,587
First Pacific Co. Ltd.	902,000	421,843

		533,430

Ireland 0.0%

Smurfit Kappa Group PLC	2,175	94,242

Israel 0.8%

Check Point Software Technologies Ltd.*	8,000	1,195,360
Nice Ltd.*	839	187,609
Plus500 Ltd.	4,875	131,868
Wix.com Ltd.*	400	47,548

		1,562,385

Italy 2.2%

BPER Banca	105,452	547,633
Intesa Sanpaolo SpA	429,471	1,607,512
Saras SpA	182,360	342,441
UniCredit SpA	45,871	1,683,666
Unipol Gruppo SpA	17,784	159,428

		4,340,680

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan 12.1%

Appier Group, Inc.*	11,200	$92,312
ASAHI YUKIZAI Corp.	3,300	103,035
Asics Corp.	13,200	565,783
BIPROGY, Inc.	6,300	183,276
Bridgestone Corp.	7,200	317,714
Canon, Inc.	16,700	451,990
Chugai Pharmaceutical Co. Ltd.	31,300	995,461
Chugoku Electric Power Co., Inc. (The)	25,000	171,630
Chugoku Marine Paints Ltd.	10,600	138,726
Daiichikosho Co. Ltd.	3,600	42,021
Denso Corp.	26,800	456,756
Disco Corp.	4,600	1,310,291
Electric Power Development Co. Ltd.	41,000	696,467
ENEOS Holdings, Inc.	16,800	77,620
GMO internet group, Inc.	3,400	55,825
GS Yuasa Corp.	14,600	275,465
GungHo Online Entertainment, Inc.	24,500	360,187
Hitachi Zosen Corp.	15,000	116,098
Idemitsu Kosan Co. Ltd.	71,000	481,033
Inpex Corp.	41,200	617,168
JAFCO Group Co. Ltd.	32,700	369,039
Japan Airlines Co. Ltd.	18,400	326,025
Japan Lifeline Co. Ltd.	21,400	157,070
Japan Petroleum Exploration Co. Ltd.	10,900	459,798
Kansai Electric Power Co., Inc. (The)	6,800	101,860
Kansai Paint Co. Ltd.	2,800	36,451
KDX Realty Investment Corp., REIT	93	91,729
Mazda Motor Corp.	54,000	611,252
Mitsubishi Corp.	68,900	1,575,714
Mitsubishi Estate Co. Ltd.	36,200	663,355
Mitsubishi Heavy Industries Ltd.	10,800	96,564
Mitsui & Co. Ltd.	32,300	1,559,305
Money Forward, Inc.*	2,800	97,500
Nidec Corp.	2,400	112,399
Nippon Steel Corp.	53,000	1,188,203
Odakyu Electric Railway Co. Ltd.	6,800	76,450
Open Up Group, Inc.	20,400	258,424
Otsuka Holdings Co. Ltd.	29,200	1,248,500
Raito Kogyo Co. Ltd.	7,200	93,555
Renesas Electronics Corp.	2,400	38,966
RS Technologies Co. Ltd.	1,900	37,728
Saizeriya Co. Ltd.	2,700	91,172
Sangetsu Corp.	7,900	167,944
Sanrio Co. Ltd.	18,000	303,488

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Santen Pharmaceutical Co. Ltd.	18,900	$182,557
Sanwa Holdings Corp.	16,000	261,294
SCREEN Holdings Co. Ltd.	9,600	990,501
Seiko Epson Corp.	33,400	549,430
Shionogi & Co. Ltd.	12,900	602,440
Subaru Corp.	48,500	1,082,956
Sumitomo Rubber Industries Ltd.	7,800	94,675
Takeda Pharmaceutical Co. Ltd.	36,900	969,808
Tamron Co. Ltd.	6,000	279,004
Tohoku Electric Power Co., Inc.	14,000	108,081
Tokyo Electric Power Co. Holdings, Inc.*	18,600	115,697
Tokyo Gas Co. Ltd.	21,500	482,186
Toyota Motor Corp.	30,565	697,145
UT Group Co. Ltd.	4,200	88,074

		23,775,197

Luxembourg 0.5%

ArcelorMittal SA	36,781	918,894

Mexico 0.4%

Banco del Bajio SA, 144A	170,900	631,694
Grupo Financiero Banorte SAB de CV (Class O Stock)	17,700	175,566

		807,260

Netherlands 2.6%

ABN AMRO Bank NV, 144A, CVA	3,402	54,495
ASM International NV	1,094	688,168
ASML Holding NV	2,731	2,378,735
EXOR NV	8,014	874,932
Koninklijke Ahold Delhaize NV	12,013	364,645
Koninklijke BAM Groep NV	26,475	107,923
Koninklijke KPN NV	181,030	657,887

		5,126,785

Norway 0.4%

DNB Bank ASA	41,323	720,225

Poland 0.2%

Alior Bank SA*	5,250	133,745

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Poland (cont’d.)

Bank Polska Kasa Opieki SA	1,308	$54,152
Powszechny Zaklad Ubezpieczen SA	11,823	148,803

		336,700

Qatar 0.3%

Ooredoo QPSC	228,249	626,246

Russia 0.0%

Inter RAO UES PJSC^	13,660,000	15
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	—

		15

Saudi Arabia 0.2%

Dr. Sulaiman Al Habib Medical Services Group Co.	1,248	103,194
Etihad Etisalat Co.	8,294	114,807
National Medical Care Co.	720	35,279
Saudi Telecom Co.	10,918	109,554

		362,834

Singapore 1.6%

BW LPG Ltd., 144A	37,526	541,897
Hafnia Ltd.	58,380	440,171
Oversea-Chinese Banking Corp. Ltd.	126,000	1,308,078
Singapore Airlines Ltd.	182,300	869,866

		3,160,012

South Africa 0.2%

Standard Bank Group Ltd.	42,125	395,586

South Korea 5.1%

BNK Financial Group, Inc.	16,850	101,731
CJ CheilJedang Corp.	360	87,259
DB Insurance Co. Ltd.	7,688	539,274
Doosan Bobcat, Inc.	1,712	63,986
Hana Financial Group, Inc.	22,877	964,879
Hyundai Glovis Co. Ltd.	624	81,688
Hyundai Mobis Co. Ltd.	5,877	961,473
Hyundai Motor Co.	1,885	339,066

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

Industrial Bank of Korea	15,092	$151,728
JB Financial Group Co. Ltd.	14,248	136,707
KB Financial Group, Inc.	27,988	1,517,983
Kia Corp.	16,583	1,404,955
OCI Holdings Co. Ltd.	1,000	68,132
Orion Corp.	4,452	297,945
Samsung Electronics Co. Ltd.	18,948	1,053,256
Samsung Life Insurance Co. Ltd.	1,704	107,374
Samsung SDS Co. Ltd.	875	100,520
Samsung Securities Co. Ltd.	7,549	206,510
Shinhan Financial Group Co. Ltd.	21,499	722,309
SK Hynix, Inc.	9,414	1,161,741
SK Telecom Co. Ltd.	1,010	37,352

		10,105,868

Spain 2.1%

ACS Actividades de Construccion y Servicios SA	1,566	62,719
Aena SME SA, 144A	500	91,120
Banco Bilbao Vizcaya Argentaria SA	143,545	1,552,291
Banco Santander SA	116,125	565,022
Indra Sistemas SA	4,950	94,628
Industria de Diseno Textil SA	36,366	1,655,778
Repsol SA	5,688	89,279

		4,110,837

Sweden 3.2%

Atlas Copco AB (Class B Stock)	14,008	210,039
Epiroc AB (Class B Stock)	2,938	48,700
Essity AB (Class B Stock)	40,791	1,017,726
Fortnox AB	16,600	96,727
Investor AB (Class B Stock)	46,160	1,130,586
Skandinaviska Enskilda Banken AB (Class A Stock)	69,675	912,494
SSAB AB (Class A Stock)	12,800	71,874
Svenska Handelsbanken AB (Class A Stock)	10,881	93,308
Swedbank AB (Class A Stock)	46,804	894,999
Trelleborg AB (Class B Stock)	7,950	280,177
Volvo AB (Class A Stock)	1,500	39,504
Volvo AB (Class B Stock)	57,960	1,475,267

		6,271,401

Switzerland 3.1%

ABB Ltd.	37,842	1,838,684

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)

Logitech International SA	13,318	$1,036,902
Novartis AG	25,782	2,502,338
Schindler Holding AG	170	41,421
UBS Group AG	24,892	653,746

		6,073,091

Taiwan 5.1%

Acer, Inc.	144,000	198,137
Asustek Computer, Inc.	5,000	65,564
Compal Electronics, Inc.	126,000	137,436
Hon Hai Precision Industry Co. Ltd.	53,000	252,299
Largan Precision Co. Ltd.	1,000	66,658
Makalot Industrial Co. Ltd.	7,000	83,811
MediaTek, Inc.	24,000	723,628
Quanta Computer, Inc.	175,000	1,373,443
TaiDoc Technology Corp.	37,000	175,347
Taiwan Semiconductor Manufacturing Co. Ltd.	240,000	5,746,504
Wistron Corp.	277,000	948,465
Wiwynn Corp.	3,000	213,417

		9,984,709

Thailand 0.4%

Bumrungrad Hospital PCL	109,300	721,407

Turkey 1.1%

Akbank TAS	74,164	136,506
KOC Holding A/S	32,767	228,684
Turk Hava Yollari AO*	103,620	1,042,244
Turkcell Iletisim Hizmetleri A/S	288,458	718,131
Turkiye Is Bankasi A/S (Class C Stock)	0	—
Yapi ve Kredi Bankasi A/S	122,789	122,958

		2,248,523

United Arab Emirates 1.2%

Emaar Properties PJSC*	551,375	1,232,928
Emirates NBD Bank PJSC	254,782	1,179,806

		2,412,734

United Kingdom 5.8%

3i Group PLC	39,737	1,419,702
Associated British Foods PLC	19,187	635,045

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

AstraZeneca PLC	3,469	$524,683
Aviva PLC	80,125	465,218
BAE Systems PLC	76,100	1,265,712
Barclays PLC	214,840	541,675
BT Group PLC	99,740	127,548
Centrica PLC	380,197	606,898
DCC PLC	714	48,760
easyJet PLC	26,850	179,843
Games Workshop Group PLC	650	80,336
Harbour Energy PLC	54,159	193,536
HSBC Holdings PLC	20,055	173,836
Imperial Brands PLC	56,338	1,287,332
Intermediate Capital Group PLC	4,175	108,817
Investec PLC	29,783	188,654
Man Group PLC	94,800	304,014
Mitie Group PLC	65,772	95,464
Next PLC	1,785	200,202
Paragon Banking Group PLC	14,150	126,191
Rolls-Royce Holdings PLC*	323,551	1,659,178
Serco Group PLC	132,504	302,202
Tesco PLC	225,074	830,989
Whitbread PLC	1,337	52,695

		11,418,530

United States 3.7%

CRH PLC	816	63,192
GSK PLC	87,086	1,806,766
Holcim AG*	19,262	1,612,379
James Hardie Industries PLC, CDI*	7,575	260,413
Nestle SA	10,810	1,085,326
Roche Holding AG	1,634	391,530
Shell PLC	47,997	1,706,227
Stellantis NV	16,317	361,038

		7,286,871

TOTAL COMMON STOCKS
(cost $156,923,427)		184,782,874

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

PREFERRED STOCKS 1.7%

Brazil 1.3%

Cia Energetica de Minas Gerais (PRFC)	506,310	$946,783
Petroleo Brasileiro SA (PRFC)	194,800	1,572,626

		2,519,409

Germany 0.3%

Bayerische Motoren Werke AG (PRFC)	418	42,950
Henkel AG & Co. KGaA (PRFC)	1,175	93,344
Volkswagen AG (PRFC)	3,654	447,634

		583,928

South Korea 0.1%

Samsung Electronics Co. Ltd. (PRFC)	6,505	303,726

TOTAL PREFERRED STOCKS
(cost $2,326,154)		3,407,063

	Units

RIGHTS* 0.0%

China

Chlitina Holding Ltd., expiring 04/25/24 (cost $0)	1,449	1,408

	Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 1.4%

United States

iShares MSCI EAFE ETF	24,650	1,904,705
iShares MSCI Emerging Markets ETF	18,800	770,612

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $2,454,804)		2,675,317

TOTAL LONG-TERM INVESTMENTS
(cost $161,704,385)		190,866,662

SHORT-TERM INVESTMENTS 2.0%

AFFILIATED MUTUAL FUND 1.8%

PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $3,545,174)(wb)	3,545,174	3,545,174

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.2%

U.S. Treasury Bills (cost $297,836)	5.270%	06/20/24	300	$297,802

TOTAL SHORT-TERM INVESTMENTS
(cost $3,843,010)				3,842,976

TOTAL INVESTMENTS 99.1%
(cost $165,547,395)				194,709,638
Other assets in excess of liabilities(z) 0.9%				1,753,802

NET ASSETS 100.0%				$196,463,440

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

GS—Goldman Sachs & Co. LLC

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
34	Mini MSCI EAFE Index	Jun. 2024	$3,854,750	$(103,240)
35	Mini MSCI Emerging Markets Index	Jun. 2024	1,823,500	(5,561)

				$(108,801)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

GS	$—	$297,802

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$10,359,521	$—
Austria	—	356,759	—
Belgium	—	116,727	—
Brazil	3,626,089	—	—
Canada	11,622,946	—	—
Chile	83,382	—	—
China	1,872,491	13,100,525	—
Denmark	—	4,936,248	—
Finland	—	2,136,751	—
France	—	12,854,801	—
Georgia	—	388,898	—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Germany	$—	$10,210,651	$—
Greece	—	131,580	—
Hong Kong	—	888,925	—
India	—	8,702,118	—
Indonesia	—	533,430	—
Ireland	—	94,242	—
Israel	1,242,908	319,477	—
Italy	—	4,340,680	—
Japan	—	23,775,197	—
Luxembourg	—	918,894	—
Mexico	807,260	—	—
Netherlands	—	5,126,785	—
Norway	—	720,225	—
Poland	—	336,700	—
Qatar	—	626,246	—
Russia	—	—	15
Saudi Arabia	—	362,834	—
Singapore	—	3,160,012	—
South Africa	—	395,586	—
South Korea	—	10,105,868	—
Spain	—	4,110,837	—
Sweden	—	6,271,401	—
Switzerland	—	6,073,091	—
Taiwan	—	9,984,709	—
Thailand	—	721,407	—
Turkey	—	2,248,523	—
United Arab Emirates	—	2,412,734	—
United Kingdom	—	11,418,530	—
United States	—	7,286,871	—
Preferred Stocks
Brazil	2,519,409	—	—
Germany	—	583,928	—
South Korea	—	303,726	—
Rights
China	—	1,408	—
Unaffiliated Exchange-Traded Funds
United States	2,675,317	—	—
Short-Term Investments
Affiliated Mutual Fund	3,545,174	—	—
U.S. Treasury Obligation	—	297,802	—

Total	$27,994,976	$166,714,647	$ 15

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  23

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments*
Liabilities
Futures Contracts	$(108,801)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Banks	12.5%
Pharmaceuticals	7.7
Semiconductors & Semiconductor Equipment	6.7
Metals & Mining	5.6
Oil, Gas & Consumable Fuels	5.5
Insurance	4.7
Automobiles	3.9
Technology Hardware, Storage & Peripherals	3.9
Machinery	2.5
Capital Markets	2.4
Consumer Staples Distribution & Retail	2.3
Aerospace & Defense	2.3
Food Products	2.3
Textiles, Apparel & Luxury Goods	2.0
Specialty Retail	1.9
Affiliated Mutual Fund	1.8
Trading Companies & Distributors	1.7
Construction Materials	1.7
Broadline Retail	1.6
Financial Services	1.6
Passenger Airlines	1.6
Software	1.4
Unaffiliated Exchange-Traded Funds	1.4
Electrical Equipment	1.3
Diversified Telecommunication Services	1.3
Entertainment	1.0
Construction & Engineering	1.0
Real Estate Management & Development	1.0
Industrial Conglomerates	0.9
Automobile Components	0.9
Electric Utilities	0.9
Tobacco	0.8
Hotels, Restaurants & Leisure	0.8

Media	0.8%
Industrial REITs	0.8
Building Products	0.8
Interactive Media & Services	0.7
Chemicals	0.7
Electronic Equipment, Instruments & Components	0.6
Retail REITs	0.6
IT Services	0.6
Health Care Providers & Services	0.6
Household Products	0.5
Household Durables	0.5
Wireless Telecommunication Services	0.5
Independent Power & Renewable Electricity Producers	0.4
Commercial Services & Supplies	0.3
Gas Utilities	0.3
Multi-Utilities	0.3
Personal Care Products	0.2
Professional Services	0.2
Health Care Equipment & Supplies	0.2
U.S. Treasury Obligation	0.1
Communications Equipment	0.1
Diversified REITs	0.1
Containers & Packaging	0.1
Paper & Forest Products	0.1
Transportation Infrastructure	0.1
Air Freight & Logistics	0.0	*
Leisure Products	0.0	*

See Notes to Financial Statements.

24

Industry Classification (continued):

Ground Transportation	0.0	*%

	99.1
Other assets in excess of liabilities	0.9

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$108,801	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$545,387

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$217,585

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  25

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$5,335,362

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $162,002,221)	$191,164,464
Affiliated investments (cost $3,545,174)	3,545,174
Foreign currency, at value (cost $814,881)	810,366
Tax reclaim receivable	846,359
Dividends and interest receivable	759,884
Receivable for Fund shares sold	98,352
Prepaid expenses and other assets	92,653

Total Assets	197,317,252

Liabilities

Foreign capital gains tax liability accrued	221,080
Payable for Fund shares purchased	207,086
Management fee payable	100,370
Transfer agent’s fees and expenses payable	95,086
Due to broker—variation margin futures	78,065
Custodian and accounting fees payable	51,354
Affiliated transfer agent fee payable	45,114
Distribution fee payable	35,131
Accrued expenses and other liabilities	19,460
Directors’ fees payable	1,066

Total Liabilities	853,812

Net Assets	$196,463,440

Net assets were comprised of:
Common stock, at par	$267
Paid-in capital in excess of par	183,335,815
Total distributable earnings (loss)	13,127,358

Net assets, April 30, 2024	$196,463,440

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  27

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value and redemption price per share, ($137,567,657 ÷ 18,728,638 shares of common stock issued and outstanding)	$7.35
Maximum sales charge (5.50% of offering price)	0.43

Maximum offering price to public	$7.78

Class C

Net asset value, offering price and redemption price per share, ($1,089,660 ÷ 157,613 shares of common stock issued and outstanding)	$6.91

Class Z

Net asset value, offering price and redemption price per share, ($12,512,792 ÷ 1,686,004 shares of common stock issued and outstanding)	$7.42

Class R6

Net asset value, offering price and redemption price per share, ($45,293,331 ÷ 6,095,725 shares of common stock issued and outstanding)	$7.43

See Notes to Financial Statements.

28

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $470,369 foreign withholding tax)	$3,419,694
Affiliated dividend income	95,932
Interest income	9,703
Income from securities lending, net (including affiliated income of $3,470)	4,142

Total income	3,529,471

Expenses
Management fee	725,335
Distribution fee(a)	206,848
Transfer agent’s fees and expenses (including affiliated expense of $110,723)(a)	290,840
Custodian and accounting fees	70,121
Shareholders’ reports	33,056
Professional fees	27,986
Registration fees(a)	19,605
Audit fee	14,571
Directors’ fees	6,594
Miscellaneous	30,201

Total expenses	1,425,157
Less: Fee waiver and/or expense reimbursement(a)	(194,918)

Net expenses	1,230,239

Net investment income (loss)	2,299,232

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,612)) (net of foreign capital gains taxes $(159,587))	3,283,085
Futures transactions	545,387
Foreign currency transactions	(43,343)

3,785,129

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(68)) (net of change in foreign capital gains taxes $(115,337))	29,099,087
Futures	217,585
Foreign currencies	(20,488)

29,296,184

Net gain (loss) on investment and foreign currency transactions	33,081,313

Net Increase (Decrease) In Net Assets Resulting From Operations	$35,380,545

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  29

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	201,344	5,504	—	—
Transfer agent’s fees and expenses	273,633	4,412	11,419	1,376
Registration fees	6,663	4,013	5,165	3,764
Fee waiver and/or expense reimbursement	(136,860)	(4,281)	(12,723)	(41,054)

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,299,232	$5,540,370
Net realized gain (loss) on investment and foreign currency transactions	3,785,129	2,689,361
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,296,184	16,724,044

Net increase (decrease) in net assets resulting from operations	35,380,545	24,953,775

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,000,495)	(4,478,558)
Class C	(29,693)	(30,105)
Class Z	(508,377)	(511,647)
Class R6	(2,045,517)	(1,675,178)

	(7,584,082)	(6,695,488)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,792,644	17,742,828
Net asset value of shares issued in reinvestment of dividends and distributions	7,485,544	6,609,213
Cost of shares purchased	(18,549,542)	(38,363,562)

Net increase (decrease) in net assets from Fund share transactions	(4,271,354)	(14,011,521)

Total increase (decrease)	23,525,109	4,246,766

Net Assets:

Beginning of period	172,938,331	168,691,565

End of period	$196,463,440	$172,938,331

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,

	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.33	$5.76	$8.59	$6.74	$7.19	$6.96
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.17	0.18	0.18	0.11	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.21	0.62	(2.14)	1.78	(0.39)	0.28
Total from investment operations	1.29	0.79	(1.96)	1.96	(0.28)	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.22)	(0.24)	(0.11)	(0.17)	(0.17)
Distributions from net realized gains	-	-	(0.63)	-	-	(0.03)
Total dividends and distributions	(0.27)	(0.22)	(0.87)	(0.11)	(0.17)	(0.20)
Net asset value, end of period	$7.35	$6.33	$5.76	$8.59	$6.74	$7.19
Total Return(b):	20.66%	13.91%	(25.11)%	29.28%	(4.07)%	6.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$137,568	$121,357	$119,053	$176,479	$147,445	$173,103
Average net assets (000)	$134,966	$130,333	$148,834	$176,751	$156,952	$172,031
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.45%(d)	1.54%	1.49%	1.43%	1.47%	1.48%
Expenses before waivers and/or expense reimbursement	1.65%(d)	1.71%	1.63%	1.55%	1.64%	1.62%
Net investment income (loss)	2.20%(d)	2.69%	2.65%	2.12%	1.58%	2.19%
Portfolio turnover rate(e)	52%	111%	99%	104%	128%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,

	2024	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.93	$5.42	$8.13	$6.38	$6.86	$6.64
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.07	0.09	0.07	0.02	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.12	0.58	(2.02)	1.71	(0.38)	0.30
Total from investment operations	1.15	0.65	(1.93)	1.78	(0.36)	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.14)	(0.15)	(0.03)	(0.12)	(0.12)
Distributions from net realized gains	-	-	(0.63)	-	-	(0.03)
Total dividends and distributions	(0.17)	(0.14)	(0.78)	(0.03)	(0.12)	(0.15)
Net asset value, end of period	$6.91	$5.93	$5.42	$8.13	$6.38	$6.86
Total Return(b):	19.70%	12.11%	(25.98)%	27.89%	(5.42)%	5.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,090	$1,107	$1,319	$2,335	$2,381	$2,928
Average net assets (000)	$1,107	$1,279	$1,929	$2,444	$2,640	$7,163
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.69%(d)	3.12%	2.73%	2.61%	2.81%	2.25%
Expenses before waivers and/or expense reimbursement	3.47%(d)	3.29%	2.87%	2.73%	2.98%	2.39%
Net investment income (loss)	0.89%(d)	1.13%	1.43%	0.84%	0.24%	1.09%
Portfolio turnover rate(e)	52%	111%	99%	104%	128%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.41	$5.83	$8.68	$6.81	$7.26	$7.02
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.21	0.22	0.22	0.13	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.22	0.62	(2.16)	1.79	(0.37)	0.29
Total from investment operations	1.31	0.83	(1.94)	2.01	(0.24)	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.25)	(0.28)	(0.14)	(0.21)	(0.20)
Distributions from net realized gains	-	-	(0.63)	-	-	(0.03)
Total dividends and distributions	(0.30)	(0.25)	(0.91)	(0.14)	(0.21)	(0.23)
Net asset value, end of period	$7.42	$6.41	$5.83	$8.68	$6.81	$7.26
Total Return(b):	20.81%	14.49%	(24.82)%	29.85%	(3.61)%	7.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,513	$10,955	$11,635	$16,562	$13,062	$14,753
Average net assets (000)	$12,184	$12,118	$15,433	$17,429	$12,955	$13,815
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%(d)	1.04%	1.04%	1.01%	1.09%	1.03%
Expenses before waivers and/or expense reimbursement	1.21%(d)	1.21%	1.18%	1.13%	1.26%	1.17%
Net investment income (loss)	2.67%(d)	3.16%	3.20%	2.60%	1.97%	2.58%
Portfolio turnover rate(e)	52%	111%	99%	104%	128%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.43	$5.85	$8.70	$6.83	$7.27	$7.03
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.23	0.24	0.25	0.16	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.21	0.62	(2.16)	1.78	(0.38)	0.27
Total from investment operations	1.31	0.85	(1.92)	2.03	(0.22)	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.27)	(0.30)	(0.16)	(0.22)	(0.21)
Distributions from net realized gains	-	-	(0.63)	-	-	(0.03)
Total dividends and distributions	(0.31)	(0.27)	(0.93)	(0.16)	(0.22)	(0.24)
Net asset value, end of period	$7.43	$6.43	$5.85	$8.70	$6.83	$7.27
Total Return(b):	20.85%	14.97%	(24.60)%	29.96%	(3.26)%	7.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,293	$39,520	$36,684	$59,558	$18,837	$5,487
Average net assets (000)	$46,228	$46,208	$51,067	$37,941	$18,273	$23,216
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%(d)	0.78%	0.78%	0.78%	0.78%	0.78%
Expenses before waivers and/or expense reimbursement	0.96%(d)	0.97%	0.96%	0.94%	1.05%	0.95%
Net investment income (loss)	2.85%(d)	3.53%	3.38%	2.92%	2.33%	3.06%
Portfolio turnover rate(e)	52%	111%	99%	104%	128%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  35

Notes to Financial Statements (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Quant Solutions International Equity Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

36

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Quant Solutions International Equity Fund  37

Notes to Financial Statements (unaudited) (continued)

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial

38

statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are

PGIM Quant Solutions International Equity Fund  39

Notes to Financial Statements (unaudited) (continued)

reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

40

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of average daily net assets up to $2 billion;	0.75%
0.70% of average daily net assets from $2 billion to $5 billion;
0.69% of average daily net assets over $5 billion

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Quant Solutions International Equity Fund  41

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.45%
C	2.69
Z	1.00
R6	0.78

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$7,738	$—

42

Class	FESL	CDSC
C	$—	$31

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$96,541,802	$106,629,035

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

PGIM Quant Solutions International Equity Fund  43

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$3,297,041	$24,382,592	$24,134,459	$—	$ —	$3,545,174	3,545,174	$95,932

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
685,491	26,472,111	27,155,922	(68)	(1,612)	—	—	3,470(2)
$3,982,532	$50,854,703	$51,290,381	$(68)	$(1,612)	$3,545,174		$99,402

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$166,367,071	$37,498,759	$(9,264,993)	$28,233,766

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$19,688,000	$400,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

44

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 700,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
B	5,000,000
C	100,000,000
Z	180,000,000
T	135,000,000
R6	180,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	92,403	5.5%
R6	3,910,656	64.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	14.8%
Unaffiliated	2	26.5

PGIM Quant Solutions International Equity Fund  45

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	91,035	$643,061
Shares issued in reinvestment of dividends and distributions	724,772	4,913,951
Shares purchased	(1,195,715)	(8,442,642)
Net increase (decrease) in shares outstanding before conversion	(379,908)	(2,885,630)
Shares issued upon conversion from other share class(es)	22,783	158,288
Shares purchased upon conversion into other share class(es)	(76,776)	(550,171)
Net increase (decrease) in shares outstanding	(433,901)	$(3,277,513)

Year ended October 31, 2023:
Shares sold	186,486	$1,209,888
Shares issued in reinvestment of dividends and distributions	725,523	4,403,922
Shares purchased	(2,382,623)	(15,398,749)
Net increase (decrease) in shares outstanding before conversion	(1,470,614)	(9,784,939)
Shares issued upon conversion from other share class(es)	23,446	154,741
Shares purchased upon conversion into other share class(es)	(52,571)	(345,682)
Net increase (decrease) in shares outstanding	(1,499,739)	$(9,975,880)

Class C
Six months ended April 30, 2024:
Shares sold	6,237	$42,537
Shares issued in reinvestment of dividends and distributions	4,632	29,693
Shares purchased	(15,705)	(102,330)
Net increase (decrease) in shares outstanding before conversion	(4,836)	(30,100)
Shares purchased upon conversion into other share class(es)	(24,254)	(158,288)
Net increase (decrease) in shares outstanding	(29,090)	$(188,388)

Year ended October 31, 2023:
Shares sold	13,168	$80,989
Shares issued in reinvestment of dividends and distributions	5,223	30,087
Shares purchased	(50,815)	(309,324)
Net increase (decrease) in shares outstanding before conversion	(32,424)	(198,248)
Shares purchased upon conversion into other share class(es)	(24,475)	(151,868)
Net increase (decrease) in shares outstanding	(56,899)	$(350,116)

46

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2024:
Shares sold	67,446	$488,253
Shares issued in reinvestment of dividends and distributions	72,571	496,383
Shares purchased	(215,321)	(1,523,225)
Net increase (decrease) in shares outstanding before conversion	(75,304)	(538,589)
Shares issued upon conversion from other share class(es)	59,038	422,766
Shares purchased upon conversion into other share class(es)	(6,122)	(45,611)
Net increase (decrease) in shares outstanding	(22,388)	$(161,434)

Year ended October 31, 2023:
Shares sold	238,881	$1,527,659
Shares issued in reinvestment of dividends and distributions	81,704	500,026
Shares purchased	(638,583)	(4,184,774)
Net increase (decrease) in shares outstanding before conversion	(317,998)	(2,157,089)
Shares issued upon conversion from other share class(es)	49,058	325,780
Shares purchased upon conversion into other share class(es)	(17,944)	(118,254)
Net increase (decrease) in shares outstanding	(286,884)	$(1,949,563)

Class R6
Six months ended April 30, 2024:
Shares sold	792,453	$5,618,793
Shares issued in reinvestment of dividends and distributions	299,052	2,045,517
Shares purchased	(1,168,501)	(8,481,345)
Net increase (decrease) in shares outstanding before conversion	(76,996)	(817,035)
Shares issued upon conversion from other share class(es)	23,066	173,016
Net increase (decrease) in shares outstanding	(53,930)	$(644,019)

Year ended October 31, 2023:
Shares sold	2,359,691	$14,924,292
Shares issued in reinvestment of dividends and distributions	273,722	1,675,178
Shares purchased	(2,779,963)	(18,470,715)
Net increase (decrease) in shares outstanding before conversion	(146,550)	(1,871,245)
Shares issued upon conversion from other share class(es)	20,458	135,283
Net increase (decrease) in shares outstanding	(126,092)	$(1,735,962)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Quant Solutions International Equity Fund  47

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $123,000, borrowed at a weighted average interest rate of 6.41%. The maximum loan outstanding amount during the period was $123,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

48

Core Style Risk: The Fund’s core investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures

PGIM Quant Solutions International Equity Fund  49

Notes to Financial Statements (unaudited) (continued)

and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

50

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

PGIM Quant Solutions International Equity Fund  51

Notes to Financial Statements (unaudited) (continued)

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

52

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions International Equity Fund  53

∎	MAIL	∎	TELEPHONE	∎	WEBSITE

	655 Broad Street		(800) 225-1852		pgim.com/investments

Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions	655 Broad Street
	LLC	16th Floor
Newark, NJ 07102

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432
	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Quant Solutions International Equity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PJRAX	PJRCX	PJIZX	PJRQX

CUSIP	743969859	743969875	743969883	743969578

MF190E2

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2  Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Local Currency Fund

June 14, 2024

PGIM Emerging Markets Debt Local Currency Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	3.31	-1.27	-0.39	-0.87

Class C	2.93	0.34	-0.49	-1.31

Class Z	3.52	2.51	0.62	-0.25

Class R6	3.78	2.58	0.72	-0.16

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index

	4.07	1.79	-0.27	-0.62

*Not annualized

4  Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Emerging Markets Debt Local Currency Fund  5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	4.5

AA	4.7

A	27.0

BBB	35.7

BB	17.7

B	0.6

Not Rated	-1.5

Cash/Cash Equivalents	11.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.18	5.32	4.61

Class C	0.16	4.73	-7.25

Class Z	0.19	5.92	5.45

Class R6	0.19	5.98	5.40

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6  Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Emerging Markets Debt Local Currency Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,033.10	1.14%	$5.76

	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72

Class C	Actual	$1,000.00	$1,029.30	1.89%	$9.54

	Hypothetical	$1,000.00	$1,015.47	1.89%	$9.47

Class Z	Actual	$1,000.00	$1,035.20	0.73%	$3.69

	Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67

Class R6	Actual	$1,000.00	$1,037.80	0.66%	$3.34

	Hypothetical	$1,000.00	$1,021.58	0.66%	$3.32

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8  Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

LONG-TERM INVESTMENTS 84.2%

CORPORATE BONDS 1.0%

Malaysia 0.4%

Gohl Capital Ltd.,
Gtd. Notes	4.250%	01/24/27		200		$189,812

South Africa 0.3%

Sasol Financing USA LLC,
Gtd. Notes	4.375	09/18/26		200		188,500

Supranational Bank 0.3%

European Investment Bank,
Sr. Unsec’d. Notes, EMTN	3.000	05/24/24	PLN	600		147,458

TOTAL CORPORATE BONDS
(cost $539,363)						525,770

SOVEREIGN BONDS 83.2%

Angola 0.4%

Angolan Government International Bond,
Sr. Unsec’d. Notes	9.500	11/12/25		200		203,900

Brazil 4.1%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		94		92,590
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	1		278,705
Notes, Series NTNB	6.000	05/15/35	BRL	1		105,228
Notes, Series NTNF	10.000	01/01/25	BRL	1		195,234
Notes, Series NTNF	10.000	01/01/27	BRL	8		1,522,712
Notes, Series NTNF	10.000	01/01/31	BRL	—(r	)	35,618

						2,230,087

Chile 0.9%

Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	115,000		109,608
Bonds, 144A	5.000	10/01/28	CLP	110,000		110,663
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000		141,623
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000		40,147
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000		91,933

						493,974

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China 4.6%

China Government Bond,
Bonds, Series 1910	3.860%	07/22/49	CNH	380	$64,265
Bonds, Series INBK	2.790	12/15/29	CNH	3,910	554,689
Bonds, Series INBK	3.020	05/27/31	CNH	7,700	1,112,618
Bonds, Series INBK	3.270	11/19/30	CNH	2,250	330,873
Bonds, Series INBK	3.320	04/15/52	CNH	1,300	204,059
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	1,240	209,291

					2,475,795

Colombia 4.3%

Colombia Government International Bond,
Sr. Unsec’d. Notes	4.500	03/15/29		210	187,740
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	55,911
Bonds, Series B	6.000	04/28/28	COP	1,221,000	270,939
Bonds, Series B	6.250	07/09/36	COP	1,644,000	290,561
Bonds, Series B	7.000	03/26/31	COP	2,281,200	489,464
Bonds, Series B	7.000	06/30/32	COP	1,107,600	230,481
Bonds, Series B	7.250	10/18/34	COP	1,405,800	283,580
Bonds, Series B	7.250	10/26/50	COP	210,000	35,990
Bonds, Series B	7.750	09/18/30	COP	500,000	113,033
Bonds, Series B	9.250	05/28/42	COP	757,100	164,392
Bonds, Series G	7.000	03/26/31	COP	759,800	163,368
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	239,789	47,771

					2,333,230

Czech Republic 4.7%

Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,950	123,406
Sr. Unsec’d. Notes, Series 078	2.500	08/25/28	CZK	2,100	83,203
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	8,770	307,076
Sr. Unsec’d. Notes, Series 095	1.000	06/26/26	CZK	9,030	357,955
Sr. Unsec’d. Notes, Series 100	0.250	02/10/27	CZK	7,470	284,670
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	9,290	323,019
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	16,250	641,252
Sr. Unsec’d. Notes, Series 121	1.200	03/13/31	CZK	5,900	204,825
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	203,572

					2,528,978

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic 0.4%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950%	01/25/27		200	$196,200

Hungary 4.7%

Hungary Government Bond,
Bonds, Series 26/D	2.750	12/22/26	HUF	226,920	553,571
Bonds, Series 26/E	1.500	04/22/26	HUF	58,840	144,075
Bonds, Series 27/A	3.000	10/27/27	HUF	106,530	253,492
Bonds, Series 28/A	6.750	10/22/28	HUF	134,280	359,445
Bonds, Series 28/B	4.500	03/23/28	HUF	42,830	106,348
Bonds, Series 29/A	2.000	05/23/29	HUF	326,320	698,476
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	70,144
Bonds, Series 32/A	4.750	11/24/32	HUF	45,870	106,100
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	38,024
Bonds, Series 41/A	3.000	04/25/41	HUF	84,970	140,034
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	50,987

					2,520,696

Indonesia 10.5%

Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	9,696,000	610,214
Bonds, Series 059	7.000	05/15/27	IDR	7,548,000	462,752
Bonds, Series 064	6.125	05/15/28	IDR	8,837,000	526,550
Bonds, Series 068	8.375	03/15/34	IDR	8,238,000	544,235
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	240,204
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	255,083
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	456,310
Bonds, Series 075	7.500	05/15/38	IDR	2,792,000	174,751
Bonds, Series 078	8.250	05/15/29	IDR	6,284,000	403,474
Bonds, Series 079	8.375	04/15/39	IDR	1,850,000	125,613
Bonds, Series 081	6.500	06/15/25	IDR	993,000	60,528
Bonds, Series 082	7.000	09/15/30	IDR	8,415,000	510,779
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	463,211
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	82,606
Bonds, Series 095	6.375	08/15/28	IDR	2,401,000	143,588
Bonds, Series 096	7.000	02/15/33	IDR	10,290,000	623,505

					5,683,403

Ivory Coast 0.2%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	140	135,894

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Malaysia 4.0%

Malaysia Government Bond,
Bonds, Series 115	3.955%	09/15/25	MYR	140	$29,506
Bonds, Series 118	3.882	03/14/25	MYR	567	119,228
Bonds, Series 120	4.065	06/15/50	MYR	1,886	379,271
Bonds, Series 219	3.885	08/15/29	MYR	2,270	477,544
Bonds, Series 222	4.696	10/15/42	MYR	755	167,658
Bonds, Series 317	4.762	04/07/37	MYR	842	188,089
Bonds, Series 411	4.232	06/30/31	MYR	280	59,778
Bonds, Series 413	3.844	04/15/33	MYR	390	80,678
Bonds, Series 417	3.899	11/16/27	MYR	1,835	387,859
Bonds, Series 419	3.828	07/05/34	MYR	365	75,539
Bonds, Series 519	3.757	05/22/40	MYR	682	136,386
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	84,865

					2,186,401

Mexico 9.8%

Mexican Bonos,
Bonds, Series M	5.500	03/04/27	MXN	30	154,387
Bonds, Series M	7.500	05/26/33	MXN	35	174,075
Bonds, Series M	7.750	05/29/31	MXN	149	771,481
Bonds, Series M	8.000	11/07/47	MXN	68	325,009
Bonds, Series M	10.000	11/20/36	MXN	78	458,011
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	120	599,107
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	46	216,766
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	171,250
Mexican Udibonos,
Bonds, Series S	2.750	11/27/31	MXN	4	167,645
Bonds, Series S	4.500	12/04/25	MXN	50	2,272,368

					5,310,099

Peru 1.9%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	211,336
Bonds	6.900	08/12/37	PEN	260	65,568
Bonds	6.950	08/12/31	PEN	190	50,879
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	115,078
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	1,638	410,783
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	61,412

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru (cont’d.)

Peruvian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.900%	08/12/37	PEN	7	$1,765
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	127,999

					1,044,820

Philippines 0.2%

Philippine Government Bond,
Bonds, Series 1060	3.625	09/09/25	PHP	5,600	92,453

Poland 8.5%

Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	330,216
Bonds, Series 0429	5.750	04/25/29	PLN	2,400	594,119
Bonds, Series 0432	1.750	04/25/32	PLN	710	131,682
Bonds, Series 0725	3.250	07/25/25	PLN	4,301	1,035,319
Bonds, Series 0726	2.500	07/25/26	PLN	3,925	911,302
Bonds, Series 0728	7.500	07/25/28	PLN	830	219,313
Bonds, Series 1026	0.250	10/25/26	PLN	1,660	362,152
Bonds, Series 1029	2.750	10/25/29	PLN	1,735	372,338
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	635,132

					4,591,573

Romania 2.9%

Romania Government Bond,
Bonds, Series 05YR	4.250	04/28/36	RON	830	139,096
Bonds, Series 07YR	2.500	10/25/27	RON	1,170	221,786
Bonds, Series 07YR	4.850	04/22/26	RON	1,395	292,816
Bonds, Series 08YR	7.350	04/28/31	RON	540	119,239
Bonds, Series 10YR	6.700	02/25/32	RON	1,050	222,634
Bonds, Series 15YR	3.650	09/24/31	RON	1,270	222,911
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	80	78,199
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	263,663

					1,560,344

Serbia 1.0%

Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	130	132,715
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	300	269,034

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia (cont’d.)

Serbia Treasury Bonds,
Bonds, Series 07YR	4.500%	01/11/26	RSD	9,460	$85,193
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	51,354

					538,296

South Africa 11.2%

Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	22,285	1,050,537
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	22,457	992,987
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	22,835	975,733
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	14,489	575,306
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	9,770	387,712
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	2,955	110,352
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	25,694	1,397,555
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	128,680
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	462,732

					6,081,594

Thailand 8.6%

Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	99,180
Bonds	2.000	06/17/42	THB	2,080	46,708
Bonds	2.875	12/17/28	THB	38,140	1,040,874
Bonds	2.875	06/17/46	THB	8,620	215,430
Bonds	3.300	06/17/38	THB	8,815	243,875
Bonds	3.400	06/17/36	THB	9,585	269,290
Sr. Unsec’d. Notes	1.585	12/17/35	THB	11,630	273,082
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	64,105
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	21,164
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	294,672
Sr. Unsec’d. Notes	2.250	03/17/27	THB	27,060	725,275
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	175,183
Sr. Unsec’d. Notes	3.450	06/17/43	THB	19,905	546,663
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	207,299
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,085	436,187

					4,658,987

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Turkey 0.2%

Turkiye Government Bond,
Bonds	11.700%	11/13/30	TRY	1,400	$25,894
Bonds	17.800	07/13/33	TRY	2,600	57,561

					83,455

Uruguay 0.1%

Uruguay Government International Bond,
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	47,700

TOTAL SOVEREIGN BONDS
(cost $48,309,497)					44,997,879

			Shares

COMMON STOCK 0.0%

Jamaica

Digicel International Finance Ltd.
(original Cost $9,436; purchased 01/30/24 - 02/08/24)*^(f)
(cost $9,437)				5,242	11,270

TOTAL LONG-TERM INVESTMENTS
(cost $48,858,297)					45,534,919

SHORT-TERM INVESTMENTS 12.7%

AFFILIATED MUTUAL FUND 8.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)
(cost $4,522,458)(wb)				4,522,458	4,522,458

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(h)(n) 4.3%

U.S. Treasury Bills
(cost $2,297,329)	5.295%	05/09/24	2,300	$2,297,300

OPTIONS PURCHASED*~ 0.0%
(cost $29,047)				13,197

TOTAL SHORT-TERM INVESTMENTS
(cost $6,848,834)				6,832,955

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.9%
(cost $55,707,131)				52,367,874

OPTIONS WRITTEN*~ (0.2)%
(premiums received $106,608)				(94,725)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.7%
(cost $55,600,523)				52,273,149

Other assets in excess of liabilities(z) 3.3%				1,811,116

NET ASSETS 100.0%				$54,084,265

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RSD—Serbian Dinar

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

UYU—Uruguayan Peso

See Notes to Financial Statements.

16

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

COP—Certificates of Participation

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,270 and 0.0% of net assets.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $9,436. The aggregate value of $11,270 is 0.0% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	05/08/24	4.50	—	EUR	570	$8
Currency Option USD vs BRL	Call	CITI	05/23/24	6.00	—		271	16
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25	—		566	6,413
Currency Option USD vs MXN	Call	BOA	05/20/24	20.00	—		271	37
Currency Option USD vs MXN	Call	BOA	05/21/24	21.00	—		271	15
Currency Option USD vs MXN	Call	BOA	05/21/24	21.00	—		162	9
Currency Option USD vs TRY	Call	BOA	05/15/24	34.50	—		563	528
Currency Option USD vs ZAR	Call	CITI	06/25/24	19.80	—		694	6,125
Currency Option USD vs BRL	Put	MSI	05/23/24	4.50	—		676	—
Currency Option USD vs CLP	Put	CITI	05/17/24	850.00	—		271	1
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00	—		566	35
Currency Option USD vs COP	Put	MSI	05/06/24	3,400.00	—		560	—
Currency Option USD vs COP	Put	DB	05/15/24	3,500.00	—		281	—
Currency Option USD vs COP	Put	CITI	05/21/24	3,500.00	—		271	1
Currency Option USD vs COP	Put	CITI	05/28/24	3,500.00	—		540	6
Currency Option USD vs ZAR	Put	CITI	05/16/24	17.00	—		140	1
Currency Option USD vs ZAR	Put	MSI	05/30/24	16.00	—		569	1
Currency Option USD vs ZAR	Put	CITI	06/25/24	15.00	—		694	1

Total Options Purchased (cost $29,047)								$13,197

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	05/08/24	4.28	—	EUR	570	$(5,903)

See Notes to Financial Statements.

18

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs BRL	Call	CITI	05/23/24	5.25	—	271	$(1,935)
Currency Option USD vs MXN	Call	BOA	05/20/24	17.10	—	271	(3,400)
Currency Option USD vs MXN	Call	BOA	05/21/24	17.35	—	271	(2,047)
Currency Option USD vs MXN	Call	BOA	05/21/24	17.70	—	162	(607)
Currency Option USD vs TRY	Call	BOA	05/15/24	33.25	—	563	(2,329)
Currency Option USD vs BRL	Put	MSI	05/23/24	5.10	—	676	(2,155)
Currency Option USD vs CLP	Put	CITI	05/17/24	940.00	—	271	(1,024)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—	566	(2,615)
Currency Option USD vs COP	Put	MSI	05/06/24	4,100.00	—	560	(23,794)
Currency Option USD vs COP	Put	DB	05/15/24	3,865.00	—	281	(773)
Currency Option USD vs COP	Put	CITI	05/21/24	3,900.00	—	271	(1,841)
Currency Option USD vs COP	Put	CITI	05/28/24	3,950.00	—	270	(3,877)
Currency Option USD vs COP	Put	CITI	05/28/24	4,000.00	—	270	(6,038)
Currency Option USD vs ZAR	Put	MSI	05/30/24	19.50	—	569	(22,815)
Currency Option USD vs ZAR	Put	CITI	06/25/24	18.80	—	694	(13,572)

Total Options Written (premiums received $106,608)							$(94,725)

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
3	2 Year U.S. Treasury Notes	Jun. 2024	$607,969	$5,980
5	5 Year Euro-Bobl	Jun. 2024	621,270	5,711

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Futures contracts outstanding at April 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
5	5 Year U.S. Treasury Notes	Jun. 2024	$523,711	$10,704
1	10 Year Euro-Bund	Jun. 2024	138,821	1,984

				$24,379

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	CITI	BRL	25,036	$5,007,458	$4,819,762	$—	$(187,696)
Expiring 06/04/24	DB	BRL	23,164	4,497,098	4,447,205	—	(49,893)
Chilean Peso,
Expiring 06/21/24	CITI	CLP	141,533	149,500	147,352	—	(2,148)
Expiring 06/21/24	CITI	CLP	140,889	149,500	146,681	—	(2,819)
Expiring 06/21/24	CITI	CLP	56,434	57,240	58,753	1,513	—
Expiring 06/21/24	MSI	CLP	286,024	302,000	297,782	—	(4,218)
Chinese Renminbi,
Expiring 06/20/24	HSBC	CNH	8,823	1,216,792	1,219,384	2,592	—
Expiring 06/20/24	HSBC	CNH	7,138	986,321	986,553	232	—
Expiring 06/20/24	HSBC	CNH	3,628	501,000	501,370	370	—
Colombian Peso,
Expiring 05/03/24	CITI	COP	1,117,850	283,000	284,792	1,792	—
Expiring 06/20/24	BNP	COP	852,859	215,350	215,698	348	—
Expiring 06/20/24	BNYM	COP	393,416	100,392	99,499	—	(893)
Expiring 06/20/24	BOA	COP	1,095,203	278,000	276,989	—	(1,011)
Expiring 06/20/24	CITI	COP	4,671,410	1,172,896	1,181,452	8,556	—
Expiring 06/20/24	UAG	COP	1,210,136	307,000	306,057	—	(943)
Czech Koruna,
Expiring 07/19/24	GSI	CZK	21,232	903,855	901,357	—	(2,498)
Expiring 07/19/24	MSI	CZK	7,234	308,000	307,105	—	(895)
Egyptian Pound,
Expiring 06/20/24	CITI	EGP	4,926	109,459	101,577	—	(7,882)
Expiring 06/20/24	SCB	EGP	4,974	115,000	102,569	—	(12,431)
Euro,
Expiring 05/07/24	CITI	EUR	830	890,248	886,018	—	(4,230)
Expiring 07/19/24	HSBC	EUR	126	135,256	134,939	—	(317)
Hungarian Forint,
Expiring 07/19/24	CITI	HUF	112,687	303,000	306,068	3,068	—
Expiring 07/19/24	DB	HUF	191,208	520,986	519,339	—	(1,647)
Expiring 07/19/24	JPM	HUF	104,914	285,000	284,957	—	(43)

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/20/24	BOA	INR	44,107	$528,000	$527,353	$—	$(647)
Expiring 06/20/24	BOA	INR	39,226	470,000	468,998	—	(1,002)
Expiring 06/20/24	HSBC	INR	45,344	542,000	542,142	142	—
Expiring 06/20/24	JPM	INR	73,341	882,794	876,885	—	(5,909)
Expiring 06/20/24	JPM	INR	39,005	467,000	466,358	—	(642)
Expiring 06/20/24	MSI	INR	39,969	479,000	477,876	—	(1,124)
Indonesian Rupiah,
Expiring 06/20/24	BNP	IDR	935,869	58,819	57,470	—	(1,349)
Expiring 06/20/24	BNYM	IDR	5,000,000	314,861	307,038	—	(7,823)
Expiring 06/20/24	BOA	IDR	4,362,244	281,000	267,875	—	(13,125)
Expiring 06/20/24	BOA	IDR	2,111,895	129,819	129,687	—	(132)
Expiring 06/20/24	JPM	IDR	970,548	62,000	59,599	—	(2,401)
Expiring 06/20/24	MSI	IDR	16,271,998	1,047,832	999,226	—	(48,606)
Expiring 06/20/24	MSI	IDR	708,654	45,018	43,517	—	(1,501)
Malaysian Ringgit,
Expiring 06/20/24	BARC	MYR	15,848	3,400,129	3,316,175	—	(83,954)
Expiring 06/20/24	MSI	MYR	192	40,634	40,091	—	(543)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	28,906	1,707,711	1,673,704	—	(34,007)
Expiring 06/20/24	BOA	MXN	6,210	367,000	359,578	—	(7,422)
Expiring 06/20/24	CITI	MXN	1,636	96,824	94,715	—	(2,109)
Expiring 06/20/24	MSI	MXN	2,668	155,422	154,502	—	(920)
Expiring 06/20/24	MSI	MXN	762	45,000	44,136	—	(864)
Expiring 06/20/24	SSB	MXN	665	39,188	38,532	—	(656)
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	16,562	520,000	507,943	—	(12,057)
Expiring 06/20/24	BOA	TWD	15,592	489,000	478,187	—	(10,813)
Expiring 06/20/24	HSBC	TWD	14,798	466,000	453,852	—	(12,148)
Expiring 06/20/24	MSI	TWD	19,475	615,000	597,295	—	(17,705)
Expiring 06/20/24	MSI	TWD	17,595	551,000	539,615	—	(11,385)
Expiring 06/20/24	SCB	TWD	17,174	546,000	526,709	—	(19,291)
Peruvian Nuevo Sol,
Expiring 06/20/24	JPM	PEN	840	227,334	222,994	—	(4,340)
Expiring 06/20/24	JPM	PEN	500	135,630	132,735	—	(2,895)
Expiring 06/20/24	SCB	PEN	1,501	406,236	398,502	—	(7,734)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	71,162	1,284,625	1,230,712	—	(53,913)
Expiring 06/20/24	CITI	PHP	22,189	392,000	383,748	—	(8,252)
Expiring 06/20/24	CITI	PHP	10,428	182,157	180,356	—	(1,801)
Expiring 06/20/24	HSBC	PHP	10,441	182,843	180,571	—	(2,272)
Expiring 06/20/24	JPM	PHP	30,555	539,000	528,428	—	(10,572)
Expiring 06/20/24	MSI	PHP	83,538	1,509,468	1,444,748	—	(64,720)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/20/24	SCB	PHP	34,036	$602,000	$588,630	$—	$(13,370)
Expiring 06/20/24	SCB	PHP	25,692	464,000	444,330	—	(19,670)
Romanian Leu,
Expiring 07/19/24	MSI	RON	4,450	972,450	953,210	—	(19,240)
Serbian Dinar,
Expiring 07/19/24	DB	RSD	7,984	73,168	72,830	—	(338)
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	210	157,000	154,365	—	(2,635)
South African Rand,
Expiring 06/20/24	BNP	ZAR	3,185	168,906	168,523	—	(383)
Expiring 06/20/24	BOA	ZAR	765	40,329	40,495	166	—
Expiring 06/20/24	CITI	ZAR	2,623	137,131	138,809	1,678	—
Expiring 06/20/24	GSI	ZAR	2,819	150,206	149,146	—	(1,060)
Expiring 06/20/24	JPM	ZAR	1,047	54,805	55,382	577	—
Expiring 06/20/24	MSI	ZAR	1,208	63,891	63,923	32	—
South Korean Won,
Expiring 06/20/24	BARC	KRW	68,706	49,485	49,696	211	—
Expiring 06/20/24	BOA	KRW	373,171	282,000	269,921	—	(12,079)
Thai Baht,
Expiring 06/20/24	HSBC	THB	836	23,150	22,653	—	(497)
Expiring 06/20/24	MSI	THB	10,143	280,000	274,790	—	(5,210)
Expiring 06/20/24	MSI	THB	4,728	130,423	128,080	—	(2,343)
Turkish Lira,
Expiring 05/20/24	BARC	TRY	13,220	390,424	400,086	9,662	—
Expiring 05/20/24	BARC	TRY	4,770	144,887	144,373	—	(514)

				$42,184,950	$41,404,352	30,939	(811,537)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	BARC	BRL	742	$140,146	$142,747	$—	$(2,601)
Expiring 05/03/24	CITI	BRL	704	141,000	135,475	5,525	—
Expiring 05/03/24	CITI	BRL	427	85,439	82,238	3,201	—
Expiring 05/03/24	DB	BRL	23,164	4,509,223	4,459,302	49,921	—
Chilean Peso,
Expiring 06/21/24	MSI	CLP	427,023	435,000	444,577	—	(9,577)
Expiring 06/21/24	MSI	CLP	221,705	227,000	230,819	—	(3,819)
Expiring 06/21/24	TD	CLP	33,667	35,495	35,051	444	—

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 06/20/24	CITI	CNH	4,295	$593,000	$593,557	$—	$(557)
Expiring 06/20/24	MSI	CNH	742	102,514	102,553	—	(39)
Colombian Peso,
Expiring 05/03/24	DB	COP	1,117,850	283,000	284,792	—	(1,792)
Expiring 06/20/24	BARC	COP	196,690	49,345	49,745	—	(400)
Expiring 06/20/24	BNP	COP	1,744,759	446,000	441,269	4,731	—
Expiring 06/20/24	BOA	COP	1,200,587	310,000	303,642	6,358	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	28,050	1,188,341	1,190,811	—	(2,470)
Expiring 07/19/24	BARC	CZK	7,147	301,000	303,408	—	(2,408)
Expiring 07/19/24	CITI	CZK	12,033	509,069	510,816	—	(1,747)
Expiring 07/19/24	MSI	CZK	19,409	815,271	823,953	—	(8,682)
Expiring 07/19/24	MSI	CZK	1,846	78,439	78,364	75	—
Egyptian Pound,
Expiring 06/20/24	CITI	EGP	3,613	84,083	74,517	9,566	—
Expiring 06/20/24	CITI	EGP	1,312	30,695	27,061	3,634	—
Expiring 06/20/24	SCB	EGP	4,974	116,618	102,569	14,049	—
Euro,
Expiring 07/19/24	BNP	EUR	411	439,329	440,333	—	(1,004)
Expiring 07/19/24	BOA	EUR	405	437,566	433,931	3,635	—
Expiring 07/19/24	HSBC	EUR	255	272,170	273,090	—	(920)
Expiring 07/19/24	HSBC	EUR	126	135,441	134,939	502	—
Expiring 07/19/24	SSB	EUR	367	400,365	393,150	7,215	—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	318,155	854,084	864,140	—	(10,056)
Expiring 07/19/24	GSI	HUF	669,084	1,850,638	1,817,299	33,339	—
Expiring 07/19/24	GSI	HUF	318,155	853,534	864,140	—	(10,606)
Expiring 07/19/24	HSBC	HUF	177,177	486,150	481,231	4,919	—
Indian Rupee,
Expiring 06/20/24	JPM	INR	42,231	508,000	504,922	3,078	—
Expiring 06/20/24	JPM	INR	41,490	499,000	496,066	2,934	—
Expiring 06/20/24	JPM	INR	40,271	482,000	481,491	509	—
Indonesian Rupiah,
Expiring 06/20/24	BARC	IDR	2,726,301	166,787	167,416	—	(629)
Expiring 06/20/24	CITI	IDR	3,547,152	224,000	217,822	6,178	—
Expiring 06/20/24	MSI	IDR	7,760,790	477,000	476,572	428	—
Malaysian Ringgit,
Expiring 06/20/24	BARC	MYR	343	71,743	71,841	—	(98)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	4,746	274,000	274,792	—	(792)
Expiring 06/20/24	GSI	MXN	6,889	410,000	398,894	11,106	—
Expiring 06/20/24	GSI	MXN	3,018	180,500	174,779	5,721	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  23

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/20/24	HSBC	MXN	2,522	$146,136	$146,023	$113	$—
Expiring 06/20/24	JPM	MXN	3,029	180,500	175,403	5,097	—
Expiring 06/20/24	MSI	MXN	2,918	173,371	168,940	4,431	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	17,245	529,000	528,903	97	—
Expiring 06/20/24	BOA	TWD	6,909	212,342	211,886	456	—
Expiring 06/20/24	GSI	TWD	75,238	2,411,022	2,307,500	103,522	—
Expiring 06/20/24	HSBC	TWD	12,096	371,658	370,963	695	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	1,216	321,338	322,868	—	(1,530)
Expiring 06/20/24	CITI	PEN	2,185	593,588	580,104	13,484	—
Expiring 06/20/24	CITI	PEN	1,292	345,000	343,110	1,890	—
Philippine Peso,
Expiring 06/20/24	BOA	PHP	25,000	432,000	432,361	—	(361)
Expiring 06/20/24	CITI	PHP	30,038	537,000	519,497	17,503	—
Expiring 06/20/24	HSBC	PHP	27,026	469,000	467,405	1,595	—
Expiring 06/20/24	SCB	PHP	25,920	450,000	448,283	1,717	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	1,028	258,379	253,085	5,294	—
Expiring 07/19/24	HSBC	PLN	428	104,344	105,437	—	(1,093)
Expiring 07/19/24	MSI	PLN	234	57,725	57,577	148	—
Romanian Leu,
Expiring 07/19/24	HSBC	RON	260	55,520	55,784	—	(264)
Expiring 07/19/24	MSI	RON	685	147,027	146,714	313	—
Singapore Dollar,
Expiring 06/20/24	BOA	SGD	692	514,000	508,095	5,905	—
Expiring 06/20/24	JPM	SGD	1,171	861,000	860,083	917	—
Expiring 06/20/24	MSI	SGD	1,080	810,989	793,027	17,962	—
Expiring 06/20/24	MSI	SGD	684	510,000	501,933	8,067	—
Expiring 06/20/24	SSB	SGD	803	596,000	589,619	6,381	—
South African Rand,
Expiring 06/20/24	DB	ZAR	2,046	108,000	108,263	—	(263)
Expiring 06/20/24	HSBC	ZAR	2,434	127,197	128,813	—	(1,616)
South Korean Won,
Expiring 06/20/24	CITI	KRW	750,859	572,903	543,108	29,795	—
Expiring 06/20/24	HSBC	KRW	718,640	537,000	519,805	17,195	—
Expiring 06/20/24	HSBC	KRW	591,562	440,000	427,887	12,113	—
Expiring 06/20/24	HSBC	KRW	518,777	375,000	375,240	—	(240)
Expiring 06/20/24	MSI	KRW	464,534	344,000	336,005	7,995	—
Expiring 06/20/24	MSI	KRW	373,996	280,000	270,518	9,482	—
Thai Baht,
Expiring 06/20/24	CITI	THB	5,439	152,000	147,343	4,657	—

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/20/24	GSI	THB	19,351	$538,000	$524,272	$13,728	$—
Expiring 06/20/24	HSBC	THB	3,028	82,730	82,046	684	—
Expiring 06/20/24	JPM	THB	13,065	368,000	353,964	14,036	—
Expiring 06/20/24	JPM	THB	8,890	250,000	240,851	9,149	—
Expiring 06/20/24	JPM	THB	8,067	225,000	218,546	6,454	—
Expiring 06/20/24	JPM	THB	3,886	110,000	105,289	4,711	—
Expiring 06/20/24	MSI	THB	3,299	88,977	89,378	—	(401)
Expiring 06/20/24	MSI	THB	2,771	78,062	75,062	3,000	—

				$35,266,793	$34,825,104	505,654	(63,965)

						$536,593	$(875,502)

Credit default swap agreement outstanding at April 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Ivory Coast	06/20/26	1.000%(Q)	300	2.749%	$(10,041)	$(10,039)	$(2)	JPM
Republic of Panama	06/20/27	1.000%(Q)	500	1.170%	(1,861)	(4,303)	2,442	MSI
Republic of Turkey	12/20/25	1.000%(Q)	600	1.386%	(2,928)	(6,528)	3,600	MSI
Republic of Turkey	12/20/25	1.000%(Q)	200	1.386%	(976)	(1,560)	584	MSI

					$(15,806)	$(22,430)	$6,624

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,242	1.236%	$(7,203)	$(5,706)	$1,497

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  25

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)/0.040%	$—	$(48,250)	$(48,250)
BRL	9,059	01/02/26	11.190%(T)	1 Day BROIS(2)(T)/0.040%	—	(215)	(215)
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/0.040%	—	(33,664)	(33,664)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/0.040%	—	(50,132)	(50,132)
BRL	3,327	01/04/27	9.610%(T)	1 Day BROIS(2)(T)/0.040%	—	(23,984)	(23,984)
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/0.040%	—	(13,304)	(13,304)
BRL	2,748	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/0.040%	—	(19,325)	(19,325)
BRL	5,095	01/04/27	10.750%(T)	1 Day BROIS(2)(T)/0.040%	—	(7,528)	(7,528)

See Notes to Financial Statements.

26

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	4,030	01/04/27	10.788%(T)	1 Day BROIS(2)(T)/0.040%	$—	$(2,336)	$(2,336)
BRL	5,620	01/04/27	10.867%(T)	1 Day BROIS(2)(T)/0.040%	—	(1,169)	(1,169)
BRL	478	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/0.040%	2,698	(370)	(3,068)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/0.040%	253	(204)	(457)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/0.040%	—	4,802	4,802
BRL	2,235	01/04/27	12.500%(T)	1 Day BROIS(2)(T)/0.040%	—	20,150	20,150
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/0.040%	(44,075)	(69,331)	(25,256)
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/0.040%	—	(8,271)	(8,271)
BRL	2,060	01/02/29	10.373%(T)	1 Day BROIS(2)(T)/0.040%	—	(18,426)	(18,426)
BRL	2,665	01/02/29	10.375%(T)	1 Day BROIS(2)(T)/0.040%	—	(23,837)	(23,837)
BRL	6,380	01/02/29	10.960%(T)	1 Day BROIS(1)(T)/0.040%	4,852	21,357	16,505
BRL	1,933	01/02/29	11.420%(T)	1 Day BROIS(2)(T)/0.040%	—	1,419	1,419
CLP	1,019,010	06/21/26	5.545%(S)	1 Day CLOIS(1)(S)/6.500%	—	(5,308)	(5,308)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/6.500%	(544)	(459)	85
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	5,342	5,342
CNH	4,547	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(1,807)	14,268	16,075
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	21,924	21,924
COP	2,065,890	09/21/27	9.200%(Q)	1 Day COOIS(1)(Q)/11.397%	(154)	(9,910)	(9,756)
COP	363,880	11/04/27	11.300%(Q)	1 Day COOIS(1)(Q)/11.397%	—	(7,775)	(7,775)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/11.397%	—	(3,058)	(3,058)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  27

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	1,416,700	12/21/27	10.187%(Q)	1 Day COOIS(1)(Q)/11.397%	$447	$(19,005)	$(19,452)
COP	1,047,000	12/21/27	10.960%(Q)	1 Day COOIS(1)(Q)/11.397%	—	(20,586)	(20,586)
COP	1,081,990	12/21/27	11.966%(Q)	1 Day COOIS(1)(Q)/11.397%	—	(30,069)	(30,069)
COP	1,233,371	09/20/28	7.440%(Q)	1 Day COOIS(2)(Q)/11.397%	(2,490)	(11,613)	(9,123)
COP	1,928,350	03/20/29	7.210%(Q)	1 Day COOIS(2)(Q)/11.397%	—	(23,805)	(23,805)
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/11.397%	—	(5,565)	(5,565)
CZK	19,848	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/5.180%	150	(32,549)	(32,699)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/5.180%	—	(46,085)	(46,085)
CZK	7,860	09/20/33	4.225%(A)	6 Month PRIBOR(2)(S)/5.180%	—	6,784	6,784
CZK	5,814	12/20/33	4.290%(A)	6 Month PRIBOR(2)(S)/5.180%	—	(924)	(924)
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/7.280%	(6,224)	16,883	23,107
HUF	238,775	06/19/26	6.880%(A)	6 Month BUBOR(1)(S)/7.280%	—	547	547
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/7.280%	—	8,566	8,566
HUF	170,370	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/7.280%	—	7,080	7,080
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/3.570%	(605)	(5,389)	(4,784)
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/3.570%	5,788	3,055	(2,733)

See Notes to Financial Statements.

28

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/3.570%	$(3,952)	$(14,066)	$(10,114)
KRW	2,668,563	03/15/28	3.100%(Q)	3 Month KWCDC(1)(Q)/3.570%	75,533	31,663	(43,870)
KRW	185,408	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/3.570%	17	1,797	1,780
KRW	1,122,886	06/19/29	3.390%(Q)	3 Month KWCDC(2)(Q)/3.570%	—	(4,813)	(4,813)
MXN	44,000	06/18/25	10.240%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	1,131	18,163	17,032
MXN	18,000	09/17/25	9.640%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	—	16,569	16,569
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)/11.240%	(5,157)	(85,010)	(79,853)
MXN	124	06/09/27	8.543%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	71	303	232
MXN	4,670	03/08/28	8.109%(M)	28 Day Mexican Interbank Rate(2)(M)/11.240%	—	(16,099)	(16,099)
MXN	1,255	06/14/28	8.660%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	(1,053)	2,973	4,026
MXN	9,700	09/13/28	8.185%(M)	28 Day Mexican Interbank Rate(2)(M)/11.240%	—	(33,982)	(33,982)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  29

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	12,745	09/13/28	8.658%(M)	28 Day Mexican Interbank Rate(2)(M)/11.240%	$(8,917)	$(31,800)	$(22,883)
MXN	19,983	12/13/28	8.570%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	16,121	53,804	37,683
MXN	11,480	12/13/28	8.690%(M)	28 Day Mexican Interbank Rate(2)(M)/11.240%	—	(27,857)	(27,857)
MXN	14,220	12/13/28	8.938%(M)	28 Day Mexican Interbank Rate(2)(M)/11.240%	—	(26,689)	(26,689)
MXN	1,647	03/14/29	8.652%(M)	28 Day Mexican Interbank Rate(2)(M)/11.240%	—	(4,145)	(4,145)
MXN	32,515	06/13/29	9.357%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	5,966	21,874	15,908
MXN	14,520	06/13/29	9.565%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	—	2,859	2,859
MXN	5,610	06/13/29	9.659%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	—	(102)	(102)
MXN	13,152	06/13/29	9.727%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	(2,336)	(2,284)	52
MXN	5,346	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)/11.240%	(23,376)	(41,781)	(18,405)
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)/5.870%	—	(7,402)	(7,402)

See Notes to Financial Statements.

30

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)/5.870%	$—	$3,643	$3,643
PLN	6,921	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/5.870%	4,254	(55,342)	(59,596)
PLN	2,730	09/08/25	0.638%(A)	6 Month WIBOR(2)(S)/5.870%	(1,086)	(46,990)	(45,904)
PLN	1,186	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/5.870%	(10,675)	2,926	13,601
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/5.870%	—	15,219	15,219
PLN	4,830	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/5.870%	(15,532)	(85,562)	(70,030)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/5.870%	—	28,039	28,039
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/5.870%	(3,383)	(3,407)	(24)
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/5.870%	(32,911)	(27,129)	5,782
PLN	7,115	12/20/28	4.087%(A)	6 Month WIBOR(2)(S)/5.870%	(30,449)	(94,834)	(64,385)
PLN	802	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/5.870%	—	(3,662)	(3,662)
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)/5.870%	—	36,409	36,409
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/5.870%	—	(7,040)	(7,040)
ZAR	18,880	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/8.350%	12,729	2,076	(10,653)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/8.350%	(4,815)	(15,024)	(10,209)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  31

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/8.350%	$5,758	$6,095	$337
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/8.350%	(2,852)	(3,030)	(178)
ZAR	3,900	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/8.350%	(1,108)	(1,702)	(594)
ZAR	8,623	03/15/28	7.766%(Q)	3 Month JIBAR(2)(Q)/8.350%	(21,173)	(13,687)	7,486
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/8.350%	(286)	1,219	1,505
ZAR	6,998	12/20/28	9.085%(Q)	3 Month JIBAR(1)(Q)/8.350%	—	(4,070)	(4,070)
ZAR	8,940	03/20/29	8.160%(Q)	3 Month JIBAR(1)(Q)/8.350%	—	13,580	13,580
ZAR	11,731	06/19/29	8.735%(Q)	3 Month JIBAR(1)(Q)/8.350%	(1,067)	5,586	6,653
ZAR	8,731	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/8.350%	(837)	(557)	280
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/8.350%	—	147	147
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/8.350%	(36)	(16,841)	(16,805)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/8.350%	93	38,901	38,808
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/8.350%	1,662	38,948	37,286
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/8.350%	5,064	27,461	22,397
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/8.350%	(11)	(5,140)	(5,129)

					$(84,324)	$(720,062)	$(635,738)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR 2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/3.590%	$ (1,045)	$ (8)	$ (1,037)	GSI

See Notes to Financial Statements.

32

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR 3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/3.590%	$(4,088)	$(9)	$(4,079)	JPM
MYR 3,755	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(9,579)	—	(9,579)	BOA

				$(14,712)	$(17)	$(14,695)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(22,447)	$6,626	$(14,697)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$690,000	$—
JPS	170,000	—

Total	$860,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  33

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Malaysia	$—	$189,812	$—
South Africa	—	188,500	—
Supranational Bank	—	147,458	—
Sovereign Bonds
Angola	—	203,900	—
Brazil	—	2,230,087	—
Chile	—	493,974	—
China	—	2,475,795	—
Colombia	—	2,333,230	—
Czech Republic	—	2,528,978	—
Dominican Republic	—	196,200	—
Hungary	—	2,520,696	—
Indonesia	—	5,683,403	—
Ivory Coast	—	135,894	—
Malaysia	—	2,186,401	—
Mexico	—	5,310,099	—
Peru	—	1,044,820	—
Philippines	—	92,453	—
Poland	—	4,591,573	—
Romania	—	1,560,344	—
Serbia	—	538,296	—
South Africa	—	6,081,594	—
Thailand	—	4,658,987	—
Turkey	—	83,455	—
Uruguay	—	47,700	—
Common Stock
Jamaica	—	—	11,270
Short-Term Investments
Affiliated Mutual Fund	4,522,458	—	—
U.S. Treasury Obligation	—	2,297,300	—
Options Purchased	—	13,197	—

Total	$4,522,458	$47,834,146	$11,270

Liabilities
Options Written	$—	$(94,725)	$—

Other Financial Instruments*
Assets
Futures Contracts	$24,379	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	536,593	—

See Notes to Financial Statements.

34

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreement	$—	$1,497	$—
Centrally Cleared Interest Rate Swap Agreements	—	459,699	—

Total	$24,379	$997,789	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(875,502)	$—
OTC Credit Default Swap Agreements	—	(15,806)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,095,437)	—
OTC Interest Rate Swap Agreements	—	(14,712)	—

Total	$—	$(2,001,457)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Sovereign Bonds	83.2%
Affiliated Mutual Fund	8.4
U.S. Treasury Obligation	4.3
Lodging	0.4
Chemicals	0.3
Multi-National	0.3
Options Purchased	0.0 *
Wireless Telecommunication Services	0.0 *

96.9
Options Written	(0.2)
Other assets in excess of liabilities	3.3

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  35

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$1,497	*	—	$—
Credit contracts	—	—		Premiums received for OTC swap agreements	22,430
Credit contracts	Unrealized appreciation on OTC swap agreements	6,626		Unrealized depreciation on OTC swap agreements	2
Foreign exchange contracts	Unaffiliated investments	13,197		Options written outstanding, at value	94,725
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	536,593		Unrealized depreciation on OTC forward foreign currency exchange contracts	875,502
Interest rate contracts	Due from/to broker-variation margin futures	24,379	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps	459,699	*	Due from/to broker-variation margin swaps	1,095,437	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	17
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	14,695

		$1,041,991			$2,102,808

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

36

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(21,213)
Foreign exchange contracts	(140,454)	511,921	—	(188,140)	—
Interest rate contracts	—	—	4,945	—	(170,254)

Total	$(140,454)	$511,921	$4,945	$(188,140)	$(191,467)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$4,094
Foreign exchange contracts	(1,595)	(21,027)	—	(260,501)	—
Interest rate contracts	—	—	3,097	—	139,978

Total	$(1,595)	$(21,027)	$3,097	$(260,501)	$144,072

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 23,437

Options Written (2)	10,108,249

Futures Contracts - Short Positions (2)	1,815,862

Forward Foreign Currency Exchange Contracts - Purchased (3)	42,642,094

Forward Foreign Currency Exchange Contracts - Sold (3)	35,900,062

Cross Currency Exchange Contracts (4)	207,281

Interest Rate Swap Agreements (2)	67,519,536

Credit Default Swap Agreements - Buy Protection (2)	686,667
Credit Default Swap Agreements - Sell Protection (2)	947,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  37

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$15,167	$(104,660)	$(89,493)	$—	$(89,493)
BNP	5,079	(5,371)	(292)	—	(292)
BNYM	—	(8,716)	(8,716)	—	(8,716)
BOA	17,206	(111,410)	(94,204)	—	(94,204)
CITI	118,191	(301,441)	(183,250)	183,250	—
DB	49,929	(60,609)	(10,680)	—	(10,680)
GSI	167,416	(15,209)	152,207	(152,207)	—
HSBC	41,152	(19,367)	21,785	—	21,785
JPM	47,462	(40,931)	6,531	—	6,531
MSI	65,008	(265,562)	(200,554)	200,554	—
SCB	15,766	(72,496)	(56,730)	—	(56,730)
SSB	13,596	(656)	12,940	—	12,940
TD	444	—	444	—	444
UAG	—	(943)	(943)	—	(943)

	$556,416	$(1,007,371)	$(450,955)	$231,597	$(219,358)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

38

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $51,184,673)	$47,845,416
Affiliated investments (cost $4,522,458)	4,522,458
Foreign currency, at value (cost $304,362)	302,565
Cash segregated for counterparty - OTC	260,000
Dividends and interest receivable	877,450
Deposit with broker for centrally cleared/exchange-traded derivatives	860,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	536,593
Tax reclaim receivable	75,674
Receivable for investments sold	12,089
Receivable for Fund shares sold	11,843
Unrealized appreciation on OTC swap agreements	6,626
Due from broker—variation margin futures	5,809
Prepaid expenses and other assets	1,293

Total Assets	55,317,816

Liabilities

Unrealized depreciation on OTC forward foreign currency exchange contracts	875,502
Options written outstanding, at value (premiums received $106,608)	94,725
Payable for Fund shares purchased	79,337
Dividends payable	67,672
Accrued expenses and other liabilities	51,709
Premiums received for OTC swap agreements	22,447
Due to broker—variation margin swaps	16,371
Unrealized depreciation on OTC swap agreements	14,697
Management fee payable	7,282
Payable for investments purchased	1,749
Directors’ fees payable	878
Affiliated transfer agent fee payable	625
Distribution fee payable	557

Total Liabilities	1,233,551

Net Assets	$54,084,265

Net assets were comprised of:
Common stock, at par	$118
Paid-in capital in excess of par	72,294,698
Total distributable earnings (loss)	(18,210,551)

Net assets, April 30, 2024	$54,084,265

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  39

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value and redemption price per share, ($ 2,459,265 ÷ 540,720 shares of common stock issued and outstanding)	$4.55
Maximum sales charge (3.25% of offering price)	0.15

Maximum offering price to public	$4.70

Class C

Net asset value, offering price and redemption price per share, ($ 49,779 ÷ 10,867 shares of common stock issued and outstanding)	$4.58

Class Z

Net asset value, offering price and redemption price per share, ($ 46,428,434 ÷ 10,114,560 shares of common stock issued and outstanding)	$4.59

Class R6

Net asset value, offering price and redemption price per share, ($ 5,146,787 ÷ 1,122,097 shares of common stock issued and outstanding)	$4.59

See Notes to Financial Statements.

40

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Interest income (net of $22,689 foreign withholding tax)	$1,829,077
Affiliated dividend income	110,444
Unaffiliated dividend income	3,493

Total income	1,943,014

Expenses
Management fee	195,197
Distribution fee(a)	3,427
Custodian and accounting fees	33,781
Audit fee	26,951
Transfer agent’s fees and expenses (including affiliated expense of $2,029)(a)	22,562
Professional fees	21,710
Registration fees(a)	18,783
Shareholders’ reports	12,523
Directors’ fees	5,375
Miscellaneous	14,584

Total expenses	354,893
Less: Fee waiver and/or expense reimbursement(a)	(132,297)

Net expenses	222,596

Net investment income (loss)	1,720,418

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $29) (net of foreign capital gains taxes $(3,851))	(591,364)
Futures transactions	4,945
Forward and cross currency contract transactions	(188,140)
Options written transactions	511,921
Swap agreement transactions	(191,467)
Foreign currency transactions	(779,472)

(1,233,577)

Net change in unrealized appreciation (depreciation) on:
Investments	2,045,357
Futures	3,097
Forward and cross currency contracts	(260,501)
Options written	(21,027)
Swap agreements	144,072
Foreign currencies	26,708

1,937,706

Net gain (loss) on investment and foreign currency transactions	704,129

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,424,547

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  41

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	3,134	293	—	—
Transfer agent’s fees and expenses	2,366	432	19,628	136
Registration fees	4,793	2,932	6,784	4,274
Fee waiver and/or expense reimbursement	(8,963)	(3,407)	(105,759)	(14,168)

See Notes to Financial Statements.

42

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,720,418	$2,530,693
Net realized gain (loss) on investment and foreign currency transactions	(1,233,577)	129,130
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,937,706	804,351

Net increase (decrease) in net assets resulting from operations	2,424,547	3,464,174

Dividends and Distributions
Distributions from distributable earnings
Class A	(93,791)	(128,985)
Class C	(1,967)	(4,499)
Class Z	(2,112,939)	(2,349,011)
Class R6	(206,463)	(126,015)

	(2,415,160)	(2,608,510)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	13,043,009	35,222,107
Net asset value of shares issued in reinvestment of dividends and distributions	2,113,344	2,577,270
Cost of shares purchased	(20,714,758)	(5,879,610)

Net increase (decrease) in net assets from Fund share transactions	(5,558,405)	31,919,767

Total increase (decrease)	(5,549,018)	32,775,431

Net Assets:
Beginning of period	59,633,283	26,857,852

End of period	$54,084,265	$59,633,283

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  43

Financial Highlights (unaudited)

Class A Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023		2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.57		$4.27		$5.45		$5.57	$6.07	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	(b)	0.20		0.22	0.24	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04		0.31	(c)	(1.17)		(0.09)	(0.47)	0.57
Total from investment operations	0.16		0.54		(0.97)		0.13	(0.23)	0.87
Less Dividends and Distributions:
Dividends from net investment income*	(0.18)		(0.24)		(0.04)		(0.25)	-	(0.31)
Tax return of capital distributions	-		-		(0.17)		-	(0.27)	(0.01)
Total dividends and distributions	(0.18)		(0.24)		(0.21)		(0.25)	(0.27)	(0.32)
Net asset value, end of period	$4.55		$4.57		$4.27		$5.45	$5.57	$6.07
Total Return(d):	3.31%		12.66%		(18.18)%		2.19%	(3.75)%	16.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,459		$2,391		$2,151		$3,489	$3,853	$3,692
Average net assets (000)	$2,521		$2,498		$2,762		$3,950	$3,518	$3,223
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.14	%(f)(g)	1.14	%(g)	1.14	%(g)	1.13%	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	1.86	%(f)	2.03	%(g)	1.90	%(g)	1.67%	2.04%	2.03%
Net investment income (loss)	5.29	%(f)	4.97%		4.13%		3.75%	4.24%	5.13%
Portfolio turnover rate(h)	21%		19%		26%		35%	64%	69%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-reoccurring expenses of 0.01% for the six months ended April 30, 2024 and for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class C Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.60		$4.30	$5.49		$5.61	$6.11	$5.56
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.20 (b)	0.17		0.18	0.20	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.31 (c)	(1.19)		(0.09)	(0.47)	0.57
Total from investment operations	0.14		0.51	(1.02)		0.09	(0.27)	0.83
Less Dividends and Distributions:
Dividends from net investment income*	(0.16)		(0.21)	-		(0.21)	-	(0.27)
Tax return of capital distributions	-		-	(0.17)		-	(0.23)	(0.01)
Total dividends and distributions	(0.16)		(0.21)	(0.17)		(0.21)	(0.23)	(0.28)
Net asset value, end of period	$4.58		$4.60	$4.30		$5.49	$5.61	$6.11
Total Return(d):	2.93%		11.76%	(18.82)%		1.44%	(4.41)%	15.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50		$62	$126		$190	$466	$579
Average net assets (000)	$59		$102	$144		$331	$484	$566
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.89	%(f)(g)	1.88%	1.89	%(g)	1.88%	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	13.51	%(f)	8.97%	7.40	%(g)	4.60%	5.82%	4.82%
Net investment income (loss)	4.56	%(f)	4.19%	3.35%		3.00%	3.54%	4.37%
Portfolio turnover rate(h)	21%		19%	26%		35%	64%	69%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-reoccurring expenses of 0.01% for the six months ended April 30, 2024 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  45

Financial Highlights (unaudited) (continued)

Class Z Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023		2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.61		$4.31		$5.50		$5.62	$6.13	$5.57
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	(b)	0.22		0.24	0.27	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.30	(c)	(1.18)		(0.08)	(0.48)	0.58
Total from investment operations	0.17		0.56		(0.96)		0.16	(0.21)	0.90
Less Dividends and Distributions:
Dividends from net investment income*	(0.19)		(0.26)		(0.06)		(0.28)	-	(0.33)
Tax return of capital distributions	-		-		(0.17)		-	(0.30)	(0.01)
Total dividends and distributions	(0.19)		(0.26)		(0.23)		(0.28)	(0.30)	(0.34)
Net asset value, end of period	$4.59		$4.61		$4.31		$5.50	$5.62	$6.13
Total Return(d):	3.52%		13.05%		(17.83)%		2.63%	(3.45)%	16.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,428		$52,178		$23,229		$49,067	$57,392	$68,101
Average net assets (000)	$52,564		$42,236		$39,563		$59,794	$56,989	$63,219
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.73	%(f)(g)	0.73	%(g)	0.73	%(g)	0.72%	0.74%	0.88%
Expenses before waivers and/or expense reimbursement	1.13	%(f)	1.26	%(g)	1.32	%(g)	1.16%	1.27%	1.31%
Net investment income (loss)	5.75	%(f)	5.40%		4.49%		4.16%	4.72%	5.35%
Portfolio turnover rate(h)	21%		19%		26%		35%	64%	69%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-reoccurring expenses of 0.01% for the six months ended April 30, 2024 and for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023		2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.60		$4.31		$5.50		$5.62	$6.12	$5.56
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	(b)	0.23		0.25	0.27	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04		0.30	(c)	(1.19)		(0.09)	(0.47)	0.58
Total from investment operations	0.18		0.56		(0.96)		0.16	(0.20)	0.89
Less Dividends and Distributions:
Dividends from net investment income*	(0.19)		(0.27)		(0.06)		(0.28)	-	(0.32)
Tax return of capital distributions	-		-		(0.17)		-	(0.30)	(0.01)
Total dividends and distributions	(0.19)		(0.27)		(0.23)		(0.28)	(0.30)	(0.33)
Net asset value, end of period	$4.59		$4.60		$4.31		$5.50	$5.62	$6.12
Total Return(d):	3.78%		12.88%		(17.77)%		2.70%	(3.24)%	16.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,147		$5,002		$1,352		$3,237	$50	$29
Average net assets (000)	$5,247		$2,239		$2,001		$1,613	$42	$15
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.66	%(f)(g)	0.66	%(g)	0.66	%(g)	0.65%	0.67%	0.88%
Expenses before waivers and/or expense reimbursement	1.20	%(f)	1.53	%(g)	1.47	%(g)	1.63%	40.50%	92.22%
Net investment income (loss)	5.77	%(f)	5.45%		4.56%		4.27%	4.64%	5.20%
Portfolio turnover rate(h)	21%		19%		26%		35%	64%	69%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-reoccurring expenses of 0.01% for the six months ended April 30, 2024 and for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  47

Notes to Financial Statements (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Emerging Markets Debt Local Currency Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

48

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

PGIM Emerging Markets Debt Local Currency Fund 49

Notes to Financial Statements (unaudited) (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

50

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options

PGIM Emerging Markets Debt Local Currency Fund 51

Notes to Financial Statements (unaudited) (continued)

is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial

52

statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Emerging Markets Debt Local Currency Fund 53

Notes to Financial Statements (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the

54

Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

PGIM Emerging Markets Debt Local Currency Fund 55

Notes to Financial Statements (unaudited) (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

56

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of subadvisers.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.650% on average daily net assets up to $1 billion;	0.65%
0.630% on average daily net assets from $1 billion to $3 billion;
0.610% on average daily net assets from $3 billion to $5 billion;
0.600% on average daily net assets from $5 billion to $10 billion;
0.590% on average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

PGIM Emerging Markets Debt Local Currency Fund 57

Notes to Financial Statements (unaudited) (continued)

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.13%
C	1.88
Z	0.72
R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$1,140	$—
C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

58

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$10,687,775	$16,097,902

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$5,602,977	$24,143,109	$25,223,628	$—	$—	$4,522,458	4,522,458	$110,444

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
—	285,000	285,029	—	29	—	—	—
$5,602,977	$24,428,109	$25,508,657	$—	$29	$4,522,458		$110,444

(1)	The Fund did not have any capital gain distributions during the reporting period.

PGIM Emerging Markets Debt Local Currency Fund 59

Notes to Financial Statements (unaudited) (continued)

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$56,289,618	$1,648,856	$(6,644,614)	$(4,995,758)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$11,954,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

60

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 550,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	10,000,000
C	50,000,000
Z	250,000,000
T	190,000,000
R6	50,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	3,310,405	32.7%
R6	217	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	28.1%
Unaffiliated	5	68.8

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	32,763	$154,974
Shares issued in reinvestment of dividends and distributions	19,576	92,873
Shares purchased	(34,696)	(162,730)
Net increase (decrease) in shares outstanding before conversion	17,643	85,117
Shares issued upon conversion from other share class(es)	1,167	5,538
Shares purchased upon conversion into other share class(es)	(1,763)	(8,086)
Net increase (decrease) in shares outstanding	17,047	$82,569

PGIM Emerging Markets Debt Local Currency Fund 61

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	130,790	$615,924
Shares issued in reinvestment of dividends and distributions	27,366	128,267
Shares purchased	(141,337)	(656,886)
Net increase (decrease) in shares outstanding before conversion	16,819	87,305
Shares issued upon conversion from other share class(es)	3,395	16,191
Net increase (decrease) in shares outstanding	20,214	$103,496

Class C

Six months ended April 30, 2024:
Shares issued in reinvestment of dividends and distributions	410	$1,963
Shares purchased	(1,857)	(8,623)
Net increase (decrease) in shares outstanding before conversion	(1,447)	(6,660)
Shares purchased upon conversion into other share class(es)	(1,159)	(5,538)
Net increase (decrease) in shares outstanding	(2,606)	$(12,198)

Year ended October 31, 2023:
Shares sold	2,187	$10,400
Shares issued in reinvestment of dividends and distributions	955	4,497
Shares purchased	(15,622)	(73,689)
Net increase (decrease) in shares outstanding before conversion	(12,480)	(58,792)
Shares purchased upon conversion into other share class(es)	(3,374)	(16,191)
Net increase (decrease) in shares outstanding	(15,854)	$(74,983)

Class Z
Six months ended April 30, 2024:
Shares sold	2,649,980	$12,718,962
Shares issued in reinvestment of dividends and distributions	377,301	1,812,058
Shares purchased	(4,241,412)	(20,339,286)
Net increase (decrease) in shares outstanding before conversion	(1,214,131)	(5,808,266)
Shares issued upon conversion from other share class(es)	1,747	8,086
Net increase (decrease) in shares outstanding	(1,212,384)	$(5,800,180)

Year ended October 31, 2023:
Shares sold	6,331,274	$30,086,527
Shares issued in reinvestment of dividends and distributions	489,547	2,318,647
Shares purchased	(884,489)	(4,171,193)
Net increase (decrease) in shares outstanding	5,936,332	$28,233,981

62

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2024:
Shares sold	35,407	$169,073
Shares issued in reinvestment of dividends and distributions	43,175	206,450
Shares purchased	(42,917)	(204,119)
Net increase (decrease) in shares outstanding	35,665	$171,404

Year ended October 31, 2023:
Shares sold	953,543	$4,509,256
Shares issued in reinvestment of dividends and distributions	26,693	125,859
Shares purchased	(207,608)	(977,842)
Net increase (decrease) in shares outstanding	772,628	$3,657,273

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $1,184,000, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $1,184,000. At April 30, 2024,

PGIM Emerging Markets Debt Local Currency Fund 63

Notes to Financial Statements (unaudited) (continued)

the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be

64

subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies

PGIM Emerging Markets Debt Local Currency Fund 65

Notes to Financial Statements (unaudited) (continued)

that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

66

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

PGIM Emerging Markets Debt Local Currency Fund 67

Notes to Financial Statements (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

68

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Emerging Markets Debt Local Currency Fund 69

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Local Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	EMDAX	EMDCX	EMDZX	EMDQX

CUSIP	743969750	743969743	743969727	743969735

MF212E2

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Infrastructure Fund

June 14, 2024

PGIM Jennison Global Infrastructure Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24	Average Annual Total Returns as of 4/30/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	11.92	-5.09	3.31	4.05	—

Class C	11.57	-1.21	3.71	3.87	—

Class Z	12.08	0.77	4.83	4.96	—

Class R6	12.17	0.84	4.84	N/A	6.68 (12/28/2016)

S&P Global Infrastructure Index

	14.81	-0.03	3.61	4.00	—

S&P 500 Index

	20.98	22.66	13.19	12.41	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)
					Class R6 (12/28/2016)

S&P Global Infrastructure Index					5.37

S&P 500 Index					13.67

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P Global Infrastructure Index*—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy.

*The S&P Global Infrastructure Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

S&P 500 Index**—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

**The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more

PGIM Jennison Global Infrastructure Fund 5

Your Fund’s Performance (continued)

information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

NextEra Energy, Inc.	Electric Utilities	United States	5.9%

Aena SME SA, 144A	Transportation Infrastructure	Spain	4.4%

Ferrovial SE	Construction & Engineering	United States	4.4%

Vinci SA	Construction & Engineering	France	3.9%

Southern Co. (The)	Electric Utilities	United States	3.5%

Constellation Energy Corp.	Electric Utilities	United States	3.5%

Sacyr SA	Construction & Engineering	Spain	3.2%

PG&E Corp.	Electric Utilities	United States	3.1%

Digital Realty Trust, Inc., REIT	Specialized REITs	United States	3.0%

Sempra	Multi-Utilities	United States	3.0%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Infrastructure Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,119.20	1.51%	$ 7.96

	Hypothetical	$1,000.00	$1,017.35	1.51%	$ 7.57

Class C	Actual	$1,000.00	$1,115.70	2.26%	$11.89

	Hypothetical	$1,000.00	$1,013.63	2.26%	$11.31

Class Z	Actual	$1,000.00	$1,120.80	1.18%	$ 6.22

	Hypothetical	$1,000.00	$1,019.00	1.18%	$ 5.92

Class R6	Actual	$1,000.00	$1,121.70	1.18%	$ 6.22

	Hypothetical	$1,000.00	$1,019.00	1.18%	$ 5.92

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Australia 1.9%
Transurban Group, UTS	90,226	$724,376

Canada 1.6%
Canadian Pacific Kansas City Ltd.	7,815	613,097

Denmark 1.0%
Orsted A/S, 144A*	6,567	360,912

France 8.3%
Eiffage SA	3,598	383,901
Engie SA*	28,540	495,472
Getlink SE	23,576	401,351
Veolia Environnement SA	11,212	348,555
Vinci SA	12,314	1,442,906

		3,072,185

Germany 3.6%
E.ON SE	36,568	484,233
Fraport AG Frankfurt Airport Services Worldwide*	9,693	485,310
RWE AG	10,286	358,318

		1,327,861

India 1.9%
Power Grid Corp. of India Ltd.	152,614	550,445
ReNew Energy Global PLC (Class A Stock)*	25,762	145,297

		695,742

Italy 2.5%
Enav SpA, 144A	87,350	359,233
Enel SpA	56,039	368,313
Infrastrutture Wireless Italiane SpA, 144A	17,481	187,343

		914,889

Japan 0.9%
West Japan Railway Co.	18,762	356,130

Mexico 1.0%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	20,827	380,486

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

New Zealand 0.9%
Auckland International Airport Ltd.	71,938	$332,574

Spain 8.1%
Aena SME SA, 144A	8,964	1,633,596
Cellnex Telecom SA, 144A	5,635	186,263
Sacyr SA	338,850	1,178,124

		2,997,983

Thailand 0.4%
Airports of Thailand PCL	91,746	161,080

United Kingdom 5.3%
Drax Group PLC	114,165	739,463
National Grid PLC	67,038	879,348
SSE PLC	16,405	341,001

		1,959,812

United States 61.5%
American Electric Power Co., Inc.	4,535	390,146
American Tower Corp., REIT	2,159	370,398
CenterPoint Energy, Inc.	19,710	574,349
Cheniere Energy, Inc.	4,688	739,860
CMS Energy Corp.	16,119	976,973
Constellation Energy Corp.	7,009	1,303,253
CSX Corp.	22,704	754,227
Digital Realty Trust, Inc., REIT	8,091	1,122,869
DT Midstream, Inc.	7,853	488,457
Equinix, Inc., REIT	1,079	767,288
Ferrovial SE	45,356	1,631,244
MPLX LP	18,130	757,834
NextEra Energy, Inc.	32,953	2,206,862
NiSource, Inc.	34,184	952,366
Norfolk Southern Corp.	1,634	376,343
ONEOK, Inc.	6,287	497,427
PG&E Corp.	67,730	1,158,860
Plains GP Holdings LP (Class A Stock)*	45,825	834,473
PPL Corp.	27,960	767,782
Sempra	15,560	1,114,563
Southern Co. (The)	17,892	1,315,062
Targa Resources Corp.	7,732	881,912
Union Pacific Corp.	3,143	745,394
Vistra Corp.	7,856	595,799

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Waste Connections, Inc.	2,962	$480,111
Western Midstream Partners LP	15,986	545,123
Williams Cos., Inc. (The)	12,735	488,515

		22,837,490

TOTAL LONG-TERM INVESTMENTS (cost $30,427,642)		36,734,617

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $339,583)(wb)	339,583	339,583

TOTAL INVESTMENTS 99.8% (cost $30,767,225)		37,074,200
Other assets in excess of liabilities 0.2%		57,003

NET ASSETS 100.0%		$37,131,203

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LP—Limited Partnership

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$724,376	$—
Canada	613,097	—	—
Denmark	—	360,912	—
France	—	3,072,185	—
Germany	—	1,327,861	—
India	145,297	550,445	—
Italy	—	914,889	—
Japan	—	356,130	—
Mexico	380,486	—	—
New Zealand	—	332,574	—
Spain	—	2,997,983	—
Thailand	—	161,080	—
United Kingdom	—	1,959,812	—
United States	21,206,246	1,631,244	—
Short-Term Investment
Affiliated Mutual Fund	339,583	—	—

Total	$22,684,709	$14,389,491	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Electric Utilities	23.6%
Multi-Utilities	15.8
Oil, Gas & Consumable Fuels	14.1
Construction & Engineering	12.5
Transportation Infrastructure	12.0
Ground Transportation	7.5
Specialized REITs	6.1
Independent Power & Renewable Electricity Producers	5.0

Commercial Services & Supplies	1.3%
Diversified Telecommunication Services	1.0
Affiliated Mutual Fund	0.9

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $30,427,642)	$36,734,617
Affiliated investments (cost $339,583)	339,583
Dividends receivable	73,712
Tax reclaim receivable	66,696
Receivable for Fund shares sold	10,806
Prepaid expenses and other assets	10,645

Total Assets	37,236,059

Liabilities

Payable for Fund shares purchased	31,937
Custodian and accounting fees payable	15,594
Audit fee payable	14,724
Management fee payable	13,706
Transfer agent’s fees and expenses payable	11,561
Professional fees payable	5,759
Distribution fee payable	3,650
Accrued expenses and other liabilities	3,460
Foreign capital gains tax liability accrued	1,689
Affiliated transfer agent fee payable	1,592
Directors’ fees payable	997
Payable to custodian	187

Total Liabilities	104,856

Net Assets	$37,131,203

Net assets were comprised of:
Common stock, at par	$25
Paid-in capital in excess of par	30,860,083
Total distributable earnings (loss)	6,271,095

Net assets, April 30, 2024	$37,131,203

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value and redemption price per share, ($9,761,003 ÷ 647,540 shares of common stock issued and outstanding)	$15.07
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$15.95

Class C

Net asset value, offering price and redemption price per share, ($1,963,782 ÷ 132,992 shares of common stock issued and outstanding)	$14.77

Class Z

Net asset value, offering price and redemption price per share, ($16,283,174 ÷ 1,079,019 shares of common stock issued and outstanding)	$15.09

Class R6

Net asset value, offering price and redemption price per share, ($9,123,244 ÷ 604,673 shares of common stock issued and outstanding)	$15.09

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $18,438 foreign withholding tax)	$420,193
Affiliated dividend income	16,395

Total income	436,588

Expenses
Management fee	184,412
Distribution fee(a)	25,471
Custodian and accounting fees	28,239
Transfer agent’s fees and expenses (including affiliated expense of $5,207)(a)	28,001
Professional fees	25,492
Registration fees(a)	15,812
Audit fee	14,723
Shareholders’ reports	12,414
Directors’ fees	5,150
Miscellaneous	10,643

Total expenses	350,357
Less: Fee waiver and/or expense reimbursement(a)	(101,791)
Distribution fee waiver(a)	(2,470)

Net expenses	246,096

Net investment income (loss)	190,492

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	1,823,324
Foreign currency transactions	(2,417)

1,820,907

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(1,689))	2,232,022
Foreign currencies	2,408

2,234,430

Net gain (loss) on investment and foreign currency transactions	4,055,337

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,245,829

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	14,818	10,653	—	—
Transfer agent’s fees and expenses	9,129	2,111	16,614	147
Registration fees	4,224	3,081	5,644	2,863
Fee waiver and/or expense reimbursement	(26,235)	(7,964)	(49,165)	(18,427)
Distribution fee waiver	(2,470)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$190,492	$1,013,776
Net realized gain (loss) on investment and foreign currency transactions	1,820,907	(1,645,965)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,234,430	86,225

Net increase (decrease) in net assets resulting from operations	4,245,829	(545,964)

Dividends and Distributions
Distributions from distributable earnings
Class A	(26,057)	(337,388)
Class C	(267)	(93,436)
Class Z	(66,176)	(1,033,637)
Class R6	(41,709)	(642,318)

	(134,209)	(2,106,779)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,707,928	11,460,820
Net asset value of shares issued in reinvestment of dividends and distributions	133,359	2,105,393
Cost of shares purchased	(8,510,117)	(39,735,852)

Net increase (decrease) in net assets from Fund share transactions	(2,668,830)	(26,169,639)

Total increase (decrease)	1,442,790	(28,822,382)

Net Assets:

Beginning of period	35,688,413	64,510,795

End of period	$37,131,203	$35,688,413

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.50		$14.41		$17.15	$13.80	$14.66	$12.21
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.23		0.14	0.09	0.14	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55		(0.62)		(1.64)	3.36	(0.86)	2.49
Total from investment operations	1.61		(0.39)		(1.50)	3.45	(0.72)	2.67
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.26)		(0.14)	(0.10)	(0.12)	(0.21)
Tax return of capital distributions	-		-		-	-	(0.02)	(0.01)
Distributions from net realized gains	-		(0.26)		(1.10)	-	-	-
Total dividends and distributions	(0.04)		(0.52)		(1.24)	(0.10)	(0.14)	(0.22)
Net asset value, end of period	$15.07		$13.50		$14.41	$17.15	$13.80	$14.66
Total Return(b):	11.92%		(2.90)%		(9.23)%	25.04%	(4.93)%	22.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,761		$9,080		$8,806	$8,153	$5,961	$7,637
Average net assets (000)	$9,933		$9,748		$8,278	$7,154	$6,859	$7,718
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.51%	(d)(e)	1.52	%(e)	1.50%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	2.09%	(d)	1.95%		1.90%	1.99%	2.20%	2.10%
Net investment income (loss)	0.85%	(d)	1.56%		0.92%	0.55%	0.95%	1.34%
Portfolio turnover rate(f)	36%		84%		89%	72%	62%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.24		$14.16		$16.90	$13.63		$14.51	$12.12
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.12		0.04	(0.03	)(b)	0.03	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.52		(0.60)		(1.63)	3.31		(0.84)	2.45
Total from investment operations	1.53		(0.48)		(1.59)	3.28		(0.81)	2.53
Less Dividends and Distributions:
Dividends from net investment income	-		(0.18)		(0.05)	(0.01)		(0.05)	(0.13)
Tax return of capital distributions	-		-		-	-		(0.02)	(0.01)
Distributions from net realized gains	-		(0.26)		(1.10)	-		-	-
Total dividends and distributions	-		(0.44)		(1.15)	(0.01)		(0.07)	(0.14)
Net asset value, end of period	$14.77		$13.24		$14.16	$16.90		$13.63	$14.51
Total Return(c):	11.57%		(3.59)%		(9.91)%	24.10%		(5.63)%	21.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,964		$2,332		$3,737	$4,336		$3,242	$4,135
Average net assets (000)	$2,142		$2,977		$4,348	$3,720		$3,771	$4,131
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.26%	(e)(f)	2.26	%(f)	2.25%	2.25%		2.25%	2.25%
Expenses before waivers and/or expense reimbursement	3.01%	(e)	2.73%		2.60%	2.79%		3.05%	2.90%
Net investment income (loss)	0.12%	(e)	0.85%		0.27%	(0.21)%		0.21%	0.59%
Portfolio turnover rate(g)	36%		84%		89%	72%		62%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.52		$14.42		$17.16	$13.80	$14.66	$12.21
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.29		0.20	0.14	0.18	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54		(0.63)		(1.65)	3.37	(0.85)	2.48
Total from investment operations	1.63		(0.34)		(1.45)	3.51	(0.67)	2.71
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.30)		(0.19)	(0.15)	(0.17)	(0.25)
Tax return of capital distributions	-		-		-	-	(0.02)	(0.01)
Distributions from net realized gains	-		(0.26)		(1.10)	-	-	-
Total dividends and distributions	(0.06)		(0.56)		(1.29)	(0.15)	(0.19)	(0.26)
Net asset value, end of period	$15.09		$13.52		$14.42	$17.16	$13.80	$14.66
Total Return(b):	12.08%		(2.57)%		(8.93)%	25.42%	(4.56)%	22.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,283		$14,385		$26,049	$25,429	$20,148	$21,868
Average net assets (000)	$15,858		$27,102		$27,109	$24,462	$21,048	$21,608
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.18%	(d)(e)	1.18	%(e)	1.17%	1.17%	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.80%	(d)	1.53%		1.47%	1.55%	1.66%	1.57%
Net investment income (loss)	1.18%	(d)	1.98%		1.29%	0.92%	1.25%	1.66%
Portfolio turnover rate(f)	36%		84%		89%	72%	62%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.51		$14.41		$17.15	$13.80	$14.66	$12.21
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.29		0.21	0.12	0.18	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55		(0.63)		(1.66)	3.38	(0.85)	2.48
Total from investment operations	1.64		(0.34)		(1.45)	3.50	(0.67)	2.71
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.30)		(0.19)	(0.15)	(0.17)	(0.25)
Tax return of capital distributions	-		-		-	-	(0.02)	(0.01)
Distributions from net realized gains	-		(0.26)		(1.10)	-	-	-
Total dividends and distributions	(0.06)		(0.56)		(1.29)	(0.15)	(0.19)	(0.26)
Net asset value, end of period	$15.09		$13.51		$14.41	$17.15	$13.80	$14.66
Total Return(b):	12.17%		(2.58)%		(8.93)%	25.44%	(4.62)%	22.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,123		$9,892		$25,919	$17,263	$5,636	$11,954
Average net assets (000)	$9,152		$15,166		$23,177	$11,389	$8,565	$13,787
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.18%	(d)(e)	1.18	%(e)	1.17%	1.17%	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.58%	(d)	1.39%		1.32%	1.40%	1.66%	1.48%
Net investment income (loss)	1.19%	(d)	1.97%		1.34%	0.74%	1.28%	1.70%
Portfolio turnover rate(f)	36%		84%		89%	72%	62%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Infrastructure Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Global Infrastructure Fund 21

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Global Infrastructure Fund 23

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Global Infrastructure Fund 25

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
1.00% of average daily net assets up to $1 billion;	1.00%
0.98% of average daily net assets from $1 billion to $3 billion;
0.96% of average daily net assets from $3 billion to $5 billion;
0.95% of average daily net assets from $5 billion to $10 billion;
0.94% of average daily net assets over $10 billion

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.50%

26

Class	Expense Limitations
C	2.25%
Z	1.17
R6	1.17

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$2,211	$—
C	—	40

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market

PGIM Jennison Global Infrastructure Fund 27

Notes to Financial Statements  (unaudited) (continued)

Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments.PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$13,097,577	$15,442,563

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$466,760	$11,347,818	$11,474,995	$—	$—	$339,583	339,583	$16,395

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

28

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$31,445,901	$6,773,907	$(1,145,608)	$5,628,299

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,234,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Global Infrastructure Fund 29

Notes to Financial Statements  (unaudited) (continued)

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 510,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	20,000,000
C	100,000,000
Z	150,000,000
T	115,000,000
R6	125,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	570,678	94.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	19.5%
Unaffiliated	4	59.3

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	8,785	$ 130,377
Shares issued in reinvestment of dividends and distributions	1,704	25,331
Shares purchased	(56,157)	(831,993)
Net increase (decrease) in shares outstanding before conversion	(45,668)	(676,285)
Shares issued upon conversion from other share class(es)	27,526	395,708
Shares purchased upon conversion into other share class(es)	(6,775)	(98,408)
Net increase (decrease) in shares outstanding	(24,917)	$ (378,985)

30

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	87,599	$ 1,302,546
Shares issued in reinvestment of dividends and distributions	23,206	336,079
Shares purchased	(104,379)	(1,527,468)
Net increase (decrease) in shares outstanding before conversion	6,426	111,157
Shares issued upon conversion from other share class(es)	70,638	1,044,505
Shares purchased upon conversion into other share class(es)	(15,757)	(232,188)
Net increase (decrease) in shares outstanding	61,307	$ 923,474

Class C
Six months ended April 30, 2024:
Shares sold	3,429	$ 49,600
Shares issued in reinvestment of dividends and distributions	19	267
Shares purchased	(17,196)	(248,753)
Net increase (decrease) in shares outstanding before conversion	(13,748)	(198,886)
Shares purchased upon conversion into other share class(es)	(29,327)	(414,138)
Net increase (decrease) in shares outstanding	(43,075)	$ (613,024)

Year ended October 31, 2023:
Shares sold	19,219	$ 270,043
Shares issued in reinvestment of dividends and distributions	6,541	93,436
Shares purchased	(27,469)	(396,189)
Net increase (decrease) in shares outstanding before conversion	(1,709)	(32,710)
Shares purchased upon conversion into other share class(es)	(86,040)	(1,249,192)
Net increase (decrease) in shares outstanding	(87,749)	$ (1,281,902)

Class Z
Six months ended April 30, 2024:
Shares sold	202,544	$ 2,968,258
Shares issued in reinvestment of dividends and distributions	4,438	66,053
Shares purchased	(200,210)	(2,965,116)
Net increase (decrease) in shares outstanding before conversion	6,772	69,195
Shares issued upon conversion from other share class(es)	7,991	116,838
Net increase (decrease) in shares outstanding	14,763	$ 186,033

Year ended October 31, 2023:
Shares sold	568,214	$ 8,479,836
Shares issued in reinvestment of dividends and distributions	71,146	1,033,560
Shares purchased	(1,411,451)	(20,242,707)
Net increase (decrease) in shares outstanding before conversion	(772,091)	(10,729,311)
Shares issued upon conversion from other share class(es)	29,507	436,875
Net increase (decrease) in shares outstanding	(742,584)	$(10,292,436)

PGIM Jennison Global Infrastructure Fund 31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2024:
Shares sold	168,765	$ 2,559,693
Shares issued in reinvestment of dividends and distributions	2,803	41,708
Shares purchased	(298,945)	(4,464,255)
Net increase (decrease) in shares outstanding	(127,377)	$ (1,862,854)

Year ended October 31, 2023:
Shares sold	95,586	$ 1,408,395
Shares issued in reinvestment of dividends and distributions	44,294	642,318
Shares purchased	(1,206,357)	(17,569,488)
Net increase (decrease) in shares outstanding	(1,066,477)	$(15,518,775)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

32

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $668,400, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $1,578,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

PGIM Jennison Global Infrastructure Fund 33

Notes to Financial Statements  (unaudited) (continued)

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

34

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences than securities of companies in other industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the level of government spending on infrastructure projects, the effects of economic slowdown, surplus capacity, technological changes, casualty losses, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to:

∎ regulation by various government authorities, including regulation of rates charged to customers;

∎ service interruption due to environmental, operational or other mishaps as well as political and social unrest;

∎ the imposition of special tariffs and changes in tax laws and accounting standards; and

∎ general changes in market sentiment towards the assets of infrastructure companies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

PGIM Jennison Global Infrastructure Fund 35

Notes to Financial Statements  (unaudited) (continued)

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

36

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their

PGIM Jennison Global Infrastructure Fund 37

Notes to Financial Statements  (unaudited) (continued)

exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

38

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Infrastructure Fund 39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Infrastructure Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGJAX	PGJCX	PGJZX	PGJQX

CUSIP	743969792	743969784	743969776	743969560

MF217E2

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2  Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Opportunities Fund

June 14, 2024

PGIM Jennison Global Opportunities Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	25.13	21.81	12.04	12.86	—

Class C	24.57	26.81	12.35	12.59	—

Class Z	25.21	29.12	13.48	13.72	—

Class R2	24.98	28.59	13.03	N/A	16.61 (12/27/2018)

Class R4	25.14	28.90	13.33	N/A	16.92 (12/27/2018)

Class R6	25.28	29.23	13.59	N/A	13.96 (12/22/2014)

MSCI All Country World ND Index

	19.77	17.46	9.44	8.19	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)
	Class R2, Class R4 (12/27/2018)	Class R6 (12/22/2014)

MSCI All Country World ND Index	11.89	8.57

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4  Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	0.25%	None	None

Shareholder services fees	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

MSCI All Country World ND Index—The Morgan Stanley Capital International All Country World Index (MSCI ACWI Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Opportunities Fund  5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	United States	7.0%

Microsoft Corp.	Software	United States	6.3%

Amazon.com, Inc.	Broadline Retail	United States	6.2%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	4.8%

Ferrari NV	Automobiles	Italy	4.6%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	United States	4.3%

Eli Lilly &Co.	Pharmaceuticals	United States	4.2%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	4.0%

Hermes International SCA	Textiles, Apparel & Luxury Goods	France	3.9%

L’Oreal SA	Personal Care Products	France	3.6%

Holdings reflect only long-term investments and are subject to change.

6  Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Opportunities Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Opportunities Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,251.30	1.08%	$ 6.05

	Hypothetical	$1,000.00	$1,019.49	1.08%	$ 5.42

Class C	Actual	$1,000.00	$1,245.70	1.91%	$10.66

	Hypothetical	$1,000.00	$1,015.37	1.91%	$ 9.57

Class Z	Actual	$1,000.00	$1,252.10	0.91%	$ 5.10

	Hypothetical	$1,000.00	$1,020.34	0.91%	$ 4.57

Class R2	Actual	$1,000.00	$1,249.80	1.33%	$ 7.44

	Hypothetical	$1,000.00	$1,018.25	1.33%	$ 6.67

Class R4	Actual	$1,000.00	$1,251.40	1.08%	$ 6.05

	Hypothetical	$1,000.00	$1,019.49	1.08%	$ 5.42

Class R6	Actual	$1,000.00	$1,252.80	0.82%	$ 4.59

	Hypothetical	$1,000.00	$1,020.79	0.82%	$ 4.12

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8  Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Brazil 6.1%

MercadoLibre, Inc.*	143,873	$209,867,545
NU Holdings Ltd. (Class A Stock)*	15,220,510	165,294,739

		375,162,284

Denmark 4.8%

Novo Nordisk A/S (Class B Stock)	2,333,771	299,288,185

France 11.6%

Hermes International SCA	102,188	244,637,020
L’Oreal SA	473,550	222,025,405
LVMH Moet Hennessy Louis Vuitton SE	302,333	248,347,311

		715,009,736

India 0.6%

Varun Beverages Ltd.	2,210,819	39,108,971

Italy 6.5%

Ferrari NV	686,881	282,496,770
Moncler SpA	1,793,209	122,085,509

		404,582,279

Japan 1.3%

Keyence Corp.	187,935	82,648,149

Netherlands 3.0%

ASML Holding NV	210,162	183,053,715

Sweden 1.0%

Atlas Copco AB (Class A Stock)	3,647,457	63,889,178

United States 64.3%

Advanced Micro Devices, Inc.*	205,124	32,487,539
Airbnb, Inc. (Class A Stock)*	918,867	145,704,740
Amazon.com, Inc.*	2,195,430	384,200,250
Apple, Inc.	800,032	136,269,451
Applied Materials, Inc.	257,473	51,147,011
Arista Networks, Inc.*	175,597	45,051,166
Broadcom, Inc.	204,940	266,477,334
Cadence Design Systems, Inc.*	596,168	164,321,786
Costco Wholesale Corp.	126,077	91,141,063

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Crowdstrike Holdings, Inc. (Class A Stock)*	262,177	$76,697,260
Eaton Corp. PLC	362,451	115,353,655
Eli Lilly & Co.	334,930	261,613,823
HubSpot, Inc.*	150,317	90,922,244
Mastercard, Inc. (Class A Stock)	348,049	157,039,709
Meta Platforms, Inc. (Class A Stock)	498,894	214,609,232
Microsoft Corp.	1,005,901	391,627,436
MongoDB, Inc.*	152,674	55,753,491
Netflix, Inc.*	330,203	181,822,980
NVIDIA Corp.	505,203	436,505,496
Schneider Electric SE	729,123	166,249,746
ServiceNow, Inc.*	252,545	175,097,025
Trade Desk, Inc. (The) (Class A Stock)*	1,451,747	120,277,239
Vertex Pharmaceuticals, Inc.*	241,505	94,865,579
Walt Disney Co. (The)	1,147,018	127,433,700

		3,982,668,955

TOTAL LONG-TERM INVESTMENTS (cost $4,106,913,149)		6,145,411,452

SHORT-TERM INVESTMENT 1.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $84,187,688)(wb)	84,187,688	84,187,688

TOTAL INVESTMENTS 100.6% (cost $4,191,100,837)		6,229,599,140
Liabilities in excess of other assets (0.6)%		(35,587,704)

NET ASSETS 100.0%		$6,194,011,436

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

10

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$375,162,284	$—	$—
Denmark	—	299,288,185	—
France	—	715,009,736	—
India	—	39,108,971	—
Italy	—	404,582,279	—
Japan	—	82,648,149	—
Netherlands	—	183,053,715	—
Sweden	—	63,889,178	—
United States	3,816,419,209	166,249,746	—
Short-Term Investment
Affiliated Mutual Fund	84,187,688	—	—

Total	$4,275,769,181	$1,953,829,959	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	15.7%
Software	14.5
Textiles, Apparel & Luxury Goods	10.0
Broadline Retail	9.6
Pharmaceuticals	9.0
Entertainment	5.0
Electrical Equipment	4.6
Automobiles	4.5
Personal Care Products	3.6
Interactive Media & Services	3.5
Banks	2.7
Financial Services	2.5
Hotels, Restaurants & Leisure	2.4
Technology Hardware, Storage & Peripherals	2.2

Media	1.9%
Biotechnology	1.5
Consumer Staples Distribution & Retail	1.5
Affiliated Mutual Fund	1.4
Electronic Equipment, Instruments & Components	1.3
Machinery	1.0
IT Services	0.9
Communications Equipment	0.7
Beverages	0.6

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund  11

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $4,106,913,149)	$6,145,411,452
Affiliated investments (cost $84,187,688)	84,187,688
Foreign currency, at value (cost $2,517,724)	2,506,820
Receivable for Fund shares sold	14,303,007
Tax reclaim receivable	5,171,529
Dividends receivable	2,453,791
Prepaid expenses and other assets	326,216

Total Assets	6,254,360,503

Liabilities

Payable for investments purchased	39,350,520
Payable for Fund shares purchased	15,261,098
Management fee payable	4,146,252
Foreign capital gains tax liability accrued	632,317
Accrued expenses and other liabilities	564,688
Distribution fee payable	366,207
Affiliated transfer agent fee payable	25,624
Directors’ fees payable	2,361

Total Liabilities	60,349,067

Net Assets	$6,194,011,436

Net assets were comprised of:
Common stock, at par	$1,462
Paid-in capital in excess of par	4,201,449,788
Total distributable earnings (loss)	1,992,560,186

Net assets, April 30, 2024	$6,194,011,436

See Notes to Financial Statements.

12

Class A

Net asset value and redemption price per share, ($595,707,154 ÷ 14,361,959 shares of common stock issued and outstanding)	$41.48
Maximum sales charge (5.50% of offering price)	2.41

Maximum offering price to public	$43.89

Class C

Net asset value, offering price and redemption price per share, ($280,923,100 ÷ 7,536,815 shares of common stock issued and outstanding)	$37.27

Class Z

Net asset value, offering price and redemption price per share, ($2,884,414,453 ÷ 67,690,808 shares of common stock issued and outstanding)	$42.61

Class R2

Net asset value, offering price and redemption price per share, ($16,125,097 ÷ 385,520 shares of common stock issued and outstanding)	$41.83

Class R4

Net asset value, offering price and redemption price per share, ($531,134 ÷ 12,511 shares of common stock issued and outstanding)	$42.45

Class R6

Net asset value, offering price and redemption price per share, ($2,416,310,498 ÷ 56,172,465 shares of common stock issued and outstanding)	$43.02

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund  13

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,923,972 foreign withholding tax)	$19,085,649
Affiliated dividend income	1,701,443
Affiliated income from securities lending, net	24,110

Total income	20,811,202

Expenses
Management fee	24,264,946
Distribution fee(a)	2,283,899
Shareholder servicing fees(a)	8,027
Transfer agent’s fees and expenses (including affiliated expense of $83,032)(a)	1,632,411
Custodian and accounting fees	204,338
Shareholders’ reports	189,502
Registration fees(a)	78,034
Professional fees	35,620
Directors’ fees	33,764
Audit fee	14,446
Miscellaneous	41,024

Total expenses	28,786,011
Less: Fee waiver and/or expense reimbursement(a)	(204,230)
Distribution fee waiver(a)	(141,638)

Net expenses	28,440,143

Net investment income (loss)	(7,628,941)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $16,570) (net of foreign capital gains taxes $(17,422))	578,636,325
Foreign currency transactions	(630,560)

578,005,765

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,979)) (net of change in foreign capital gains taxes $(632,317))	709,060,154
Foreign currencies	58,919

709,119,073

Net gain (loss) on investment and foreign currency transactions	1,287,124,838

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,279,495,897

See Notes to Financial Statements.

14

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	849,828	1,414,532	—	19,539	—	—
Shareholder servicing fees	—	—	—	7,815	212	—
Transfer agent’s fees and expenses	224,123	128,605	1,219,839	11,054	384	48,406
Registration fees	11,939	8,645	26,987	2,645	2,644	25,174
Fee waiver and/or expense reimbursement	(200,750)	—	—	(891)	(2,589)	—
Distribution fee waiver	(141,638)	—	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund  15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,628,941)	$(10,945,164)
Net realized gain (loss) on investment and foreign currency transactions	578,005,765	221,970,112
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	709,119,073	629,577,406

Net increase (decrease) in net assets resulting from operations	1,279,495,897	840,602,354

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	697,083,251	1,201,970,353
Cost of shares purchased	(875,298,015)	(1,477,592,274)

Net increase (decrease) in net assets from Fund share transactions	(178,214,764)	(275,621,921)

Total increase (decrease)	1,101,281,133	564,980,433

Net Assets:

Beginning of period	5,092,730,303	4,527,749,870

End of period	$6,194,011,436	$5,092,730,303

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$33.16		$27.60	$52.15		$38.50	$24.58	$21.47
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.11)	(0.19)		(0.37)	(0.22)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.40		5.67	(19.72)		14.76	14.14	3.22
Total from investment operations	8.32		5.56	(19.91)		14.39	13.92	3.11
Less Dividends and Distributions:
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	(4.64)		(0.74)	-	-
Total dividends and distributions	-		-	(4.64)		(0.74)	-	-
Net asset value, end of period	$41.48		$33.16	$27.60		$52.15	$38.50	$24.58
Total Return(c):	25.13%		20.11%	(41.69)%		37.75%	56.63%	14.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$595,707		$464,837	$428,097		$797,091	$494,173	$236,118
Average net assets (000)	$569,665		$462,385	$568,379		$684,569	$344,283	$205,653
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%		1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.20	%(e)	1.22%	1.22%		1.21%	1.24%	1.28%
Net investment income (loss)	(0.39	)%(e)	(0.34)%	(0.53)%		(0.80)%	(0.69)%	(0.45)%
Portfolio turnover rate(f)	37%		75%	84%		62%	57%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund  17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.92		$25.12	$48.27		$35.98	$23.16	$20.41
Income (loss) from investment operations:
Net investment income (loss)	(0.22)		(0.34)	(0.45)		(0.70)	(0.45)	(0.29)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.57		5.14	(18.06)		13.73	13.27	3.04
Total from investment operations	7.35		4.80	(18.51)		13.03	12.82	2.75
Less Dividends and Distributions:
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	(4.64)		(0.74)	-	-
Total dividends and distributions	-		-	(4.64)		(0.74)	-	-
Net asset value, end of period	$37.27		$29.92	$25.12		$48.27	$35.98	$23.16
Total Return(c):	24.57%		19.11%	(42.19)%		36.63%	55.31%	13.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$280,923		$245,621	$238,329		$496,435	$364,557	$211,290
Average net assets (000)	$284,461		$250,937	$333,018		$449,870	$279,272	$198,518
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.91	%(e)	1.94%	1.93%		1.91%	1.93%	1.94%
Expenses before waivers and/or expense reimbursement	1.91	%(e)	1.94%	1.93%		1.91%	1.93%	1.97%
Net investment income (loss)	(1.23	)%(e)	(1.19)%	(1.38)%		(1.62)%	(1.53)%	(1.31)%
Portfolio turnover rate(f)	37%		75%	84%		62%	57%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.03		$28.29	$53.25		$39.24	$25.01	$21.82
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.06)	(0.14)		(0.30)	(0.17)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.62		5.80	(20.18)		15.05	14.40	3.26
Total from investment operations	8.58		5.74	(20.32)		14.75	14.23	3.19
Less Dividends and Distributions:
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	(4.64)		(0.74)	-	-
Total dividends and distributions	-		-	(4.64)		(0.74)	-	-
Net asset value, end of period	$42.61		$34.03	$28.29		$53.25	$39.24	$25.01
Total Return(c):	25.21%		20.29%	(41.59)%		37.96%	56.90%	14.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,884,414		$2,250,783	$2,073,103		$4,792,805	$3,390,006	$1,466,571
Average net assets (000)	$2,770,820		$2,168,204	$3,132,931		$4,303,934	$2,338,060	$1,228,375
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.93%	0.93%		0.92%	0.93%	0.94%
Expenses before waivers and/or expense reimbursement	0.91	%(e)	0.93%	0.93%		0.92%	0.93%	0.96%
Net investment income (loss)	(0.22	)%(e)	(0.19)%	(0.39)%		(0.64)%	(0.54)%	(0.31)%
Portfolio turnover rate(f)	37%		75%	84%		62%	57%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund  19

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,					December 27, 2018(a) through October 31, 2019
	2024		2023	2022		2021	2020

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$33.48		$27.94	$52.86		$39.10	$25.02	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.19)	(0.28)		(0.48)	(0.31)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.48		5.73	(20.00)		14.98	14.39	4.55
Total from investment operations	8.35		5.54	(20.28)		14.50	14.08	4.43
Less Dividends and Distributions:
Tax return of capital distributions	-		-	(-	)(c)	-	-	-
Distributions from net realized gains	-		-	(4.64)		(0.74)	-	-
Total dividends and distributions	-		-	(4.64)		(0.74)	-	-
Net asset value, end of period	$41.83		$33.48	$27.94		$52.86	$39.10	$25.02
Total Return(d):	24.98%		19.79%	(41.85)%		37.45%	56.27%	21.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,125		$13,341	$11,838		$21,615	$377	$12
Average net assets (000)	$15,717		$13,109	$15,315		$12,667	$221	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.33	%(f)	1.34%	1.34%		1.34%	1.33%	1.34	%(f)
Expenses before waivers and/or expense reimbursement	1.34	%(f)	1.37%	1.38%		1.39%	7.68%	216.05	%(f)
Net investment income (loss)	(0.64	)%(f)	(0.60)%	(0.79)%		(1.00)%	(0.92)%	(0.58	)%(f)
Portfolio turnover rate(g)	37%		75%	84%		62%	57%	52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,					December 27, 2018(a) through October 31, 2019
	2024		2023	2022		2021	2020

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$33.94		$28.26	$53.27		$39.31	$25.08	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.12)	(0.18)		(0.37)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.59		5.80	(20.19)		15.07	14.42	4.59
Total from investment operations	8.51		5.68	(20.37)		14.70	14.23	4.49
Less Dividends and Distributions:
Tax return of capital distributions	-		-	(-	)(c)	-	-	-
Distributions from net realized gains	-		-	(4.64)		(0.74)	-	-
Total dividends and distributions	-		-	(4.64)		(0.74)	-	-
Net asset value, end of period	$42.45		$33.94	$28.26		$53.27	$39.31	$25.08
Total Return(d):	25.14%		20.06%	(41.68)%		37.76%	56.74%	21.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$531		$402	$310		$332	$505	$362
Average net assets (000)	$502		$375	$318		$696	$433	$122
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08	%(f)	1.09%	1.09%		1.06%	1.02%	0.97	%(f)
Expenses before waivers and/or expense reimbursement	2.12	%(f)	2.48%	3.42%		2.18%	4.28%	23.67	%(f)
Net investment income (loss)	(0.39	)%(f)	(0.36)%	(0.51)%		(0.78)%	(0.60)%	(0.46	)%(f)
Portfolio turnover rate(g)	37%		75%	84%		62%	57%	52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund  21

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.34		$28.52	$53.60		$39.46	$25.13	$21.90
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.03)	(0.10)		(0.26)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.71		5.85	(20.34)		15.14	14.48	3.29
Total from investment operations	8.68		5.82	(20.44)		14.88	14.33	3.23
Less Dividends and Distributions:
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	(4.64)		(0.74)	-	-
Total dividends and distributions	-		-	(4.64)		(0.74)	-	-
Net asset value, end of period	$43.02		$34.34	$28.52		$53.60	$39.46	$25.13
Total Return(c):	25.28%		20.41%	(41.54)%		38.08%	57.02%	14.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,416,310		$2,117,746	$1,776,074		$3,301,585	$1,803,620	$641,419
Average net assets (000)	$2,454,545		$2,002,806	$2,401,595		$2,690,566	$1,074,262	$448,178
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.83%	0.83%		0.83%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.83%	0.83%		0.83%	0.84%	0.87%
Net investment income (loss)	(0.14	)%(e)	(0.10)%	(0.28)%		(0.54)%	(0.46)%	(0.23)%
Portfolio turnover rate(f)	37%		75%	84%		62%	57%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Global Opportunities Fund  23

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Global Opportunities Fund  25

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based

26

upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison Global Opportunities Fund  27

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.825% up to $1 billion of the Fund’s average daily net assets;	0.801%
0.800% over $1 billion to $5 billion of the Fund’s average daily net assets;
0.780% over $5 billion of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2025, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation
A	0.84%	1.08%
C	0.84	—
Z	0.84	—
R2	0.84	1.34**
R4	0.84	1.09**
R6	0.84	—

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

**Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

28

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A	%
C	1.00	1.00	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$551,564	$ 7
C	—	8,084

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2024, brokerage commission recaptured under these agreements was $42,713.

PGIM Jennison Global Opportunities Fund  29

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$2,193,906,523	$2,418,216,402

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

30

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$ 41,074,802	$1,055,115,076	$1,012,002,190	$ —	$ —	$84,187,688	84,187,688	$1,701,443

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
102,181,588	70,965,511	173,161,690	(1,979)	16,570	—	—	24,110(2)
$143,256,390	$1,126,080,587	$1,185,163,880	$(1,979)	$16,570	$84,187,688		$1,725,553

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$4,240,161,317	$2,094,040,401	$(104,602,578)	$1,989,437,823

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$557,387,000	$214,832,000

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2024).

Qualified Late-Year Losses	Post-October Capital Losses
$9,864,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31,

PGIM Jennison Global Opportunities Fund  31

Notes to Financial Statements (unaudited) (continued)

2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 3,450,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
C	100,000,000
Z	2,000,000,000
R2	100,000,000
R4	100,000,000
R6	1,000,000,000

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	43,792	0.1%
R2	543	0.1
R4	543	4.3

32

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	7	79.3

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	1,451,198	$58,155,877
Shares purchased	(1,504,257)	(59,858,564)
Net increase (decrease) in shares outstanding before conversion	(53,059)	(1,702,687)
Shares issued upon conversion from other share class(es)	527,031	21,094,776
Shares purchased upon conversion into other share class(es)	(131,877)	(5,371,613)
Net increase (decrease) in shares outstanding	342,095	$14,020,476

Year ended October 31, 2023:
Shares sold	1,380,152	$44,453,275
Shares purchased	(3,160,104)	(98,601,525)
Net increase (decrease) in shares outstanding before conversion	(1,779,952)	(54,148,250)
Shares issued upon conversion from other share class(es)	682,929	21,909,549
Shares purchased upon conversion into other share class(es)	(391,985)	(12,399,520)
Net increase (decrease) in shares outstanding	(1,489,008)	$(44,638,221)

Class C
Six months ended April 30, 2024:
Shares sold	448,307	$16,316,959
Shares purchased	(580,506)	(21,203,538)
Net increase (decrease) in shares outstanding before conversion	(132,199)	(4,886,579)
Shares purchased upon conversion into other share class(es)	(540,721)	(19,480,244)
Net increase (decrease) in shares outstanding	(672,920)	$(24,366,823)

Year ended October 31, 2023:
Shares sold	748,163	$21,825,781
Shares purchased	(1,472,013)	(41,553,603)
Net increase (decrease) in shares outstanding before conversion	(723,850)	(19,727,822)
Shares issued upon conversion from other share class(es)	1,545	50,414
Shares purchased upon conversion into other share class(es)	(554,777)	(16,007,168)
Net increase (decrease) in shares outstanding	(1,277,082)	$(35,684,576)

PGIM Jennison Global Opportunities Fund  33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2024:
Shares sold	9,901,536	$408,717,777
Shares purchased	(8,393,808)	(346,494,657)
Net increase (decrease) in shares outstanding before conversion	1,507,728	62,223,120
Shares issued upon conversion from other share class(es)	211,558	8,811,570
Shares purchased upon conversion into other share class(es)	(164,424)	(6,791,904)
Net increase (decrease) in shares outstanding	1,554,862	$64,242,786

Year ended October 31, 2023:
Shares sold	16,570,207	$547,854,907
Shares purchased	(23,650,774)	(740,039,391)
Net increase (decrease) in shares outstanding before conversion	(7,080,567)	(192,184,484)
Shares issued upon conversion from other share class(es)	640,282	20,925,786
Shares purchased upon conversion into other share class(es)	(701,564)	(23,635,892)
Net increase (decrease) in shares outstanding	(7,141,849)	$(194,894,590)

Class R2
Six months ended April 30, 2024:
Shares sold	13,906	$561,419
Shares purchased	(26,904)	(1,042,272)
Net increase (decrease) in shares outstanding	(12,998)	$(480,853)

Year ended October 31, 2023:
Shares sold	30,797	$1,014,673
Shares purchased	(55,916)	(1,775,908)
Net increase (decrease) in shares outstanding	(25,119)	$(761,235)

Class R4
Six months ended April 30, 2024:
Shares sold	687	$28,685
Shares purchased	(20)	(848)
Net increase (decrease) in shares outstanding	667	$27,837

Year ended October 31, 2023:
Shares sold	1,829	$58,704
Shares purchased	(950)	(31,293)
Net increase (decrease) in shares outstanding	879	$27,411

34

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2024:
Shares sold	5,091,095	$213,302,534
Shares purchased	(10,628,755)	(446,698,136)
Net increase (decrease) in shares outstanding before conversion	(5,537,660)	(233,395,602)
Shares issued upon conversion from other share class(es)	68,277	2,832,396
Shares purchased upon conversion into other share class(es)	(26,334)	(1,094,981)
Net increase (decrease) in shares outstanding	(5,495,717)	$(231,658,187)

Year ended October 31, 2023:
Shares sold	17,303,063	$586,763,013
Shares purchased	(18,174,338)	(595,590,554)
Net increase (decrease) in shares outstanding before conversion	(871,275)	(8,827,541)
Shares issued upon conversion from other share class(es)	419,859	14,394,339
Shares purchased upon conversion into other share class(es)	(155,629)	(5,237,508)
Net increase (decrease) in shares outstanding	(607,045)	$329,290

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Jennison Global Opportunities Fund  35

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $2,349,000, borrowed at a weighted average interest rate of 6.41%. The maximum loan outstanding amount during the period was $2,349,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

36

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

PGIM Jennison Global Opportunities Fund  37

Notes to Financial Statements (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a

38

group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Jennison Global Opportunities Fund  39

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

40

∎	MAIL	∎	TELEPHONE	∎	WEBSITE

	655 Broad Street		(800) 225-1852		pgim.com/investments

Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street

Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue

New York, NY 10017

DISTRIBUTOR	Prudential Investment	655 Broad Street

	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street

	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432

	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue

PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher	787 Seventh Avenue

	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R2	R4	R6

NASDAQ	PRJAX	PRJCX	PRJZX	PRJBX	PRJDX	PRJQX

CUSIP	743969719	743969693	743969685	743969438	743969420	743969594

MF214E2

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Emerging Markets Equity Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Emerging Markets Equity Opportunities Fund

June 14, 2024

PGIM Jennison Emerging Markets Equity Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	20.73	16.24	4.23	3.67 (9/16/2014)

Class C	20.29	21.09	4.63	3.50 (9/16/2014)

Class Z	20.90	23.33	5.68	4.54 (9/16/2014)

Class R6	20.85	23.37	5.72	4.57 (9/16/2014)

MSCI Emerging Markets Index
	15.40	9.88	1.89	2.82

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Emerging Markets Equity Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	7.8%

MakeMyTrip Ltd.	Hotels, Restaurants & Leisure	India	7.7%

NU Holdings Ltd. (Class A Stock)	Banks	Brazil	5.0%

Varun Beverages Ltd.	Beverages	India	4.5%

Mahindra & Mahindra Ltd.	Automobiles	India	4.2%

XP,Inc. (Class A Stock)	Capital Markets	Brazil	4.1%

Eo Technics Co. Ltd.	Semiconductors & Semiconductor Equipment	South Korea	3.6%

Meituan (Class B Stock), 144A	Hotels, Restaurants & Leisure	China	3.6%

Kanzhun Ltd., ADR	Interactive Media & Services	China	3.3%

KE Holdings, Inc., ADR	Real Estate Management & Development	China	2.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Emerging Markets Equity Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Emerging Markets Equity Opportunities Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,207.30	1.30%	$ 7.13
	Hypothetical	$1,000.00	$1,018.40	1.30%	$ 6.52

Class C	Actual	$1,000.00	$1,202.90	2.05%	$11.23
	Hypothetical	$1,000.00	$1,014.67	2.05%	$10.27

Class Z	Actual	$1,000.00	$1,209.00	1.05%	$ 5.77
	Hypothetical	$1,000.00	$1,019.64	1.05%	$ 5.27

Class R6	Actual	$1,000.00	$1,208.50	0.98%	$ 5.38
	Hypothetical	$1,000.00	$1,019.99	0.98%	$ 4.92

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024(to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS

Brazil 13.3%

Embraer SA, ADR*	314,661	$8,039,589
MercadoLibre, Inc.*	10,503	15,320,726
NU Holdings Ltd. (Class A Stock)*	2,546,524	27,655,251
XP, Inc. (Class A Stock)	1,101,971	22,557,346

		73,572,912

China 21.1%

Airtac International Group	263,004	9,311,882
BYD Co. Ltd. (Class H Stock)	460,819	12,632,239
East Money Information Co. Ltd. (Class A Stock)	6,918,042	12,388,201
Kanzhun Ltd., ADR	916,925	18,145,946
KE Holdings, Inc., ADR	1,036,295	15,668,780
Meituan (Class B Stock), 144A*	1,455,116	19,868,927
PDD Holdings, Inc., ADR*	79,024	9,892,224
Tencent Music Entertainment Group, ADR*	725,765	9,108,351
Trip.com Group Ltd., ADR*	212,342	10,247,625

		117,264,175

India 29.4%

360 ONE WAM Ltd.	1,139,679	10,707,141
ABB India Ltd.	70,925	5,553,643
Devyani International Ltd.*	5,434,785	10,798,330
Five-Star Business Finance Ltd.*	668,431	6,062,886
KPIT Technologies Ltd.	560,497	9,992,376
Macrotech Developers Ltd., 144A	776,044	11,495,138
Mahindra & Mahindra Ltd.	912,085	23,526,228
MakeMyTrip Ltd.*	642,805	42,560,119
Max Healthcare Institute Ltd.	1,019,366	10,243,557
TVS Motor Co. Ltd.	275,842	6,791,899
Varun Beverages Ltd.	1,417,749	25,079,712

		162,811,029

Indonesia 5.6%

Bank Central Asia Tbk PT	20,254,449	12,178,688
Bank Mandiri Persero Tbk PT	27,518,457	11,631,423
Sumber Alfaria Trijaya Tbk PT	41,136,876	7,398,422

		31,208,533

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Mexico 1.8%

Corp. Inmobiliaria Vesta SAB de CV, ADR	281,823	$10,007,535

South Korea 7.2%

Eo Technics Co. Ltd.	117,475	19,943,424
HPSP Co. Ltd.	380,893	10,664,092
Samsung Electronics Co. Ltd.	171,537	9,535,165

		40,142,681

Taiwan 18.0%

Asia Vital Components Co. Ltd.	529,107	10,437,026
ASPEED Technology, Inc.	93,158	8,722,850
eMemory Technology, Inc.	77,840	5,231,824
King Yuan Electronics Co. Ltd.	2,104,460	6,123,563
Taiwan Semiconductor Manufacturing Co. Ltd.	443,282	10,613,842
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	314,366	43,175,026
Wistron Corp.	2,139,376	7,325,355
Wiwynn Corp.	111,858	7,957,476

		99,586,962

Thailand 1.5%

Bumrungrad Hospital PCL	1,269,028	8,375,903

TOTAL LONG-TERM INVESTMENTS (cost $405,270,435)		542,969,730

SHORT-TERM INVESTMENT 1.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $10,228,280)(wb)	10,228,280	10,228,280

TOTAL INVESTMENTS 99.8% (cost $415,498,715)		553,198,010
Other assets in excess of liabilities 0.2%		1,376,016

NET ASSETS 100.0%		$554,574,026

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.

See Notes to Financial Statements.

10

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$73,572,912	$—	$—
China	63,062,926	54,201,249	—
India	42,560,119	120,250,910	—
Indonesia	—	31,208,533	—
Mexico	10,007,535	—	—
South Korea	—	40,142,681	—
Taiwan	43,175,026	56,411,936	—
Thailand	—	8,375,903	—
Short-Term Investment
Affiliated Mutual Fund	10,228,280	—	—

Total	$242,606,798	$310,591,212	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	18.9%
Hotels, Restaurants & Leisure	15.1
Banks	9.3
Capital Markets	8.2
Automobiles	7.7
Real Estate Management & Development	6.7
Technology Hardware, Storage & Peripherals	6.3
Broadline Retail	4.6
Beverages	4.5
Health Care Providers & Services	3.4
Interactive Media & Services	3.3

Affiliated Mutual Fund	1.9%
Software	1.8
Machinery	1.7
Entertainment	1.6
Aerospace & Defense	1.4
Consumer Staples Distribution & Retail	1.3
Consumer Finance	1.1

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Industry Classification (continued):

Electrical Equipment	1.0%

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $405,270,435)	$542,969,730
Affiliated investments (cost $10,228,280)	10,228,280
Foreign currency, at value (cost $995,285)	995,774
Receivable for investments sold	5,880,087
Receivable for Fund shares sold	1,231,397
Dividends receivable	280,517
Foreign capital gains tax benefit accrued	25,718
Tax reclaim receivable	8,573
Prepaid expenses	1,323

Total Assets	561,621,399

Liabilities
Payable for investments purchased	4,640,941
Payable for Fund shares purchased	1,614,135
Management fee payable	390,798
Accrued expenses and other liabilities	152,949
Shareholders’ reports fee payable	144,107
Transfer agent fee payable	87,583
Distribution fee payable	8,639
Affiliated transfer agent fee payable	5,642
Directors’ fees payable	2,579

Total Liabilities	7,047,373

Net Assets	$554,574,026

Net assets were comprised of:
Common stock, at par	$362
Paid-in capital in excess of par	981,346,848
Total distributable earnings (loss)	(426,773,184)

Net assets, April 30, 2024	$554,574,026

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A
Net asset value and redemption price per share, ($28,321,667 ÷ 1,891,546 shares of common stock issued and outstanding)	$14.97
Maximum sales charge (5.50% of offering price)	0.87

Maximum offering price to public	$15.84

Class C
Net asset value, offering price and redemption price per share, ($3,408,230 ÷ 244,616 shares of common stock issued and outstanding)	$13.93

Class Z
Net asset value, offering price and redemption price per share, ($256,399,252 ÷ 16,725,267 shares of common stock issued and outstanding)	$15.33

Class R6
Net asset value, offering price and redemption price per share, ($266,444,877 ÷ 17,343,039 shares of common stock issued and outstanding)	$15.36

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $390,636 foreign withholding tax)	$3,352,051
Affiliated dividend income	287,068
Affiliated income from securities lending, net	506

Total income	3,639,625

Expenses
Management fee	2,662,623
Distribution fee(a)	58,177
Transfer agent’s fees and expenses (including affiliated expense of $18,788)(a)	230,886
Custodian and accounting fees	111,535
Shareholders’ reports	87,970
Registration fees(a)	46,687
Professional fees	29,199
Audit fee	14,944
Directors’ fees	11,014
SEC registration fees	3,278
Miscellaneous	19,063

Total expenses	3,275,376
Less: Fee waiver and/or expense reimbursement(a)	(366,455)
Distribution fee waiver(a)	(6,815)

Net expenses	2,902,106

Net investment income (loss)	737,519

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(594)) (net of foreign capital gains taxes $(436))	28,141,063
Foreign currency transactions	(49,135)

28,091,928

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(10)) (net of change in foreign capital gains taxes $(32))	76,104,068
Foreign currencies	(9,221)

76,094,847

Net gain (loss) on investment and foreign currency transactions	104,186,775

Net Increase (Decrease) In Net Assets Resulting From Operations	$104,924,294

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	40,891	17,286	—	—
Transfer agent’s fees and expenses	21,061	4,720	193,758	11,347
Registration fees	7,227	6,456	21,111	11,893
Fee waiver and/or expense reimbursement	(28,005)	(11,144)	(212,421)	(114,885)
Distribution fee waiver	(6,815)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$737,519	$148,028
Net realized gain (loss) on investment and foreign currency transactions	28,091,928	(86,257,798)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	76,094,847	92,355,241

Net increase (decrease) in net assets resulting from operations	104,924,294	6,245,471

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	63,596,322	256,873,979
Cost of shares purchased	(138,195,463)	(425,226,056)

Net increase (decrease) in net assets from Fund share transactions	(74,599,141)	(168,352,077)

Total increase (decrease)	30,325,153	(162,106,606)

Net Assets:
Beginning of period	524,248,873	686,355,479

End of period	$554,574,026	$524,248,873

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.40		$12.39		$23.66	$17.66	$12.16	$9.58
Income (loss) from investment operations:
Net investment income (loss)	(-	)(b)(c)	(0.03	)(b)	(0.12)	(0.23)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.57		0.04		(11.15)	6.23	5.64	2.62
Total from investment operations	2.57		0.01		(11.27)	6.00	5.50	2.58
Net asset value, end of period	$14.97		$12.40		$12.39	$23.66	$17.66	$12.16
Total Return(d):	20.73%		0.08%		(47.63)%	33.98%	45.23%	26.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,322		$24,886		$28,082	$47,683	$6,144	$3,806
Average net assets (000)	$27,410		$28,066		$36,017	$26,309	$4,507	$3,074
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.30	%(f)	1.30%		1.30%	1.33%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.56	%(f)	1.56%		1.54%	1.64%	2.61%	3.35%
Net investment income (loss)	(-	)%(c)(f)	(0.23)%		(0.74)%	(0.98)%	(0.99)%	(0.37)%
Portfolio turnover rate(g)	30%		103%		134%	78%	58%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.58		$11.66		$22.43	$16.88	$11.71	$9.29
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(b)	(0.12	)(b)	(0.23)	(0.39)	(0.23)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.40		0.04		(10.54)	5.94	5.40	2.53
Total from investment operations	2.35		(0.08)		(10.77)	5.55	5.17	2.42
Net asset value, end of period	$13.93		$11.58		$11.66	$22.43	$16.88	$11.71
Total Return(c):	20.29%		(0.69)%		(48.02)%	32.96%	44.06%	26.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,408		$3,140		$3,724	$5,881	$1,563	$1,107
Average net assets (000)	$3,476		$3,660		$4,938	$4,077	$1,244	$1,438
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.05	%(e)	2.05%		2.05%	2.09%	2.20%	2.20%
Expenses before waivers and/or expense reimbursement	2.69	%(e)	2.66%		2.69%	2.65%	4.15%	4.23%
Net investment income (loss)	(0.74	)%(e)	(0.99)%		(1.48)%	(1.76)%	(1.73)%	(1.05)%
Portfolio turnover rate(f)	30%		103%		134%	78%	58%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.68		$12.64		$24.07	$17.93	$12.31	$9.67
Income (loss) from investment operations:
Net investment income (loss)	0.02		-	(b)	(0.08)	(0.17)	(0.13)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.63		0.04		(11.35)	6.31	5.75	2.65
Total from investment operations	2.65		0.04		(11.43)	6.14	5.62	2.64
Net asset value, end of period	$15.33		$12.68		$12.64	$24.07	$17.93	$12.31
Total Return(c):	20.90%		0.32%		(47.49)%	34.24%	45.65%	27.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$256,399		$249,580		$393,985	$642,316	$34,993	$2,357
Average net assets (000)	$262,007		$341,699		$549,186	$293,229	$11,195	$1,866
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%		1.05%	1.08%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.21	%(e)	1.20%		1.20%	1.28%	1.93%	3.17%
Net investment income (loss)	0.25	%(e)	-	%(b)	(0.49)%	(0.72)%	(0.83)%	(0.08)%
Portfolio turnover rate(f)	30%		103%		134%	78%	58%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.71		$12.66	$24.08	$17.93	$12.31	$9.67
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.01	(0.07)	(0.15)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.63		0.04	(11.35)	6.30	5.72	2.65
Total from investment operations	2.65		0.05	(11.42)	6.15	5.62	2.64
Net asset value, end of period	$15.36		$12.71	$12.66	$24.08	$17.93	$12.31
Total Return(b):	20.85%		0.39%	(47.43)%	34.30%	45.65%	27.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$266,445		$246,642	$260,565	$314,476	$18,340	$12,319
Average net assets (000)	$270,739		$268,848	$302,211	$121,398	$14,144	$11,249
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	0.98%	0.98%	1.01%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.07	%(d)	1.06%	1.05%	1.16%	1.80%	2.41%
Net investment income (loss)	0.32	%(d)	0.09%	(0.40)%	(0.62)%	(0.74)%	(0.11)%
Portfolio turnover rate(e)	30%		103%	134%	78%	58%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

1. Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Emerging Markets Equity Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Emerging Markets Equity Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based

24

upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Emerging Markets Equity Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.95% of the Fund’s average daily net assets up to and including $5 billion;	0.95%
0.925% of the Fund’s average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.30%
C	2.05
Z	1.05
R6	0.98

26

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$28,535	$—

C	—	77

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2024, brokerage commission recaptured under these agreements was $459.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Jennison Emerging Markets Equity Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$164,417,442	$239,496,583

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$8,412,248	$129,185,242	$127,369,210	$ —	$ —	$10,228,280	10,228,280	$287,068

28

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
$ 17,071	$ 31,678,275	$ 31,694,742	$(10)	$(594)	$ —	—	$ 506(2)
$8,429,319	$160,863,517	$159,063,952	$(10)	$(594)	$10,228,280		$287,574

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$424,017,100	$146,901,156	$(17,720,246)	$129,180,910

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$584,784,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are

PGIM Jennison Emerging Markets Equity Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 865,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	25,000,000
C	65,000,000
Z	300,000,000
T	225,000,000
R6	250,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	81,616	0.5%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	81.2

30

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	261,243	$3,793,390

Shares purchased	(355,569)	(5,037,318)

Net increase (decrease) in shares outstanding before conversion	(94,326)	(1,243,928)

Shares issued upon conversion from other share class(es)	12,142	174,110

Shares purchased upon conversion into other share class(es)	(32,806)	(474,973)

Net increase (decrease) in shares outstanding	(114,990)	$(1,544,791)

Year ended October 31, 2023:

Shares sold	363,156	$4,692,293

Shares purchased	(645,625)	(8,259,719)

Net increase (decrease) in shares outstanding before conversion	(282,469)	(3,567,426)

Shares issued upon conversion from other share class(es)	40,943	525,720

Shares purchased upon conversion into other share class(es)	(17,846)	(230,995)

Net increase (decrease) in shares outstanding	(259,372)	$(3,272,701)

Class C

Six months ended April 30, 2024:

Shares sold	24,021	$317,549

Shares purchased	(44,019)	(589,899)

Net increase (decrease) in shares outstanding before conversion	(19,998)	(272,350)

Shares purchased upon conversion into other share class(es)	(6,468)	(85,650)

Net increase (decrease) in shares outstanding	(26,466)	$(358,000)

Year ended October 31, 2023:

Shares sold	60,381	$736,562

Shares purchased	(85,591)	(1,031,457)

Net increase (decrease) in shares outstanding before conversion	(25,210)	(294,895)

Shares purchased upon conversion into other share class(es)	(23,002)	(278,199)

Net increase (decrease) in shares outstanding	(48,212)	$(573,094)

Class Z

Six months ended April 30, 2024:

Shares sold	2,085,578	$31,058,652

Shares purchased	(5,076,047)	(73,890,465)

Net increase (decrease) in shares outstanding before conversion	(2,990,469)	(42,831,813)

Shares issued upon conversion from other share class(es)	49,180	724,232

Shares purchased upon conversion into other share class(es)	(11,463)	(168,347)

Net increase (decrease) in shares outstanding	(2,952,752)	$(42,275,928)

PGIM Jennison Emerging Markets Equity Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	11,409,752	$150,815,751

Shares purchased	(22,458,380)	(294,535,847)

Net increase (decrease) in shares outstanding before conversion	(11,048,628)	(143,720,096)

Shares issued upon conversion from other share class(es)	67,490	874,907

Shares purchased upon conversion into other share class(es)	(505,193)	(6,826,928)

Net increase (decrease) in shares outstanding	(11,486,331)	$(149,672,117)

Class R6

Six months ended April 30, 2024:

Shares sold	1,920,421	$28,426,731

Shares purchased	(3,977,103)	(58,677,781)

Net increase (decrease) in shares outstanding before conversion	(2,056,682)	(30,251,050)

Shares issued upon conversion from other share class(es)	8,037	122,954

Shares purchased upon conversion into other share class(es)	(19,640)	(292,326)

Net increase (decrease) in shares outstanding	(2,068,285)	$(30,420,422)

Year ended October 31, 2023:

Shares sold	7,656,472	$100,629,373

Shares purchased	(9,268,913)	(121,399,033)

Net increase (decrease) in shares outstanding before conversion	(1,612,441)	(20,769,660)

Shares issued upon conversion from other share class(es)	486,152	6,589,165

Shares purchased upon conversion into other share class(es)	(50,538)	(653,670)

Net increase (decrease) in shares outstanding	(1,176,827)	$(14,834,165)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

32

SCA

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $280,000, borrowed at a weighted average interest rate of 6.41%. The maximum loan outstanding amount during the period was $375,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on

PGIM Jennison Emerging Markets Equity Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or

34

restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be

PGIM Jennison Emerging Markets Equity Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or

36

conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Jennison Emerging Markets Equity Opportunities Fund	37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street Newark, NJ 07102		(800) 225-1852		pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C.Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PDEAX	PDECX	PDEZX	PDEQX

CUSIP	743969644	743969636	743969610	743969628

MF225E2

PGIM JENNISON INTERNATIONAL

OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2  Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Opportunities Fund

June 14, 2024

PGIM Jennison International Opportunities Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	21.05	2.93	7.92	7.78	—

Class C	20.55	7.00	8.26	7.53	—

Class R	20.81	8.53	8.74	N/A	7.77 (11/20/2017)

Class Z	21.13	9.11	9.36	8.62	—

Class R2	20.92	8.69	8.91	N/A	13.03 (12/27/2018)

Class R4	21.07	8.92	9.18	N/A	13.32 (12/27/2018)

Class R6	21.17	9.17	9.42	N/A	10.27 (12/23/2015)

MSCI All Country World ex-US ND Index

	17.69	9.32	5.03	3.93	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)

	Class R (11/20/2017)	Class R2, Class R4 (12/27/2018)	Class R6 (12/23/2015)

MSCI All Country World ex-US ND Index	3.79	7.18	6.20

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder services fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

MSCI All Country World ex-US ND Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged, free float-adjusted, market capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The MSCI ACWI ex-US Index includes both developed and emerging markets. The ND version of the MSCI ACWI ex-US Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ex-US ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison International Opportunities Fund  5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	7.3%

Ferrari NV	Automobiles	Italy	7.0%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	6.5%

Hermes International SCA	Textiles, Apparel & Luxury Goods	France	5.3%

L’Oreal SA	Personal Care Products	France	4.7%

ASM International NV	Semiconductors & Semiconductor Equipment	Netherlands	4.6%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	4.5%

MercadoLibre, Inc.	Broadline Retail	Brazil	4.2%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	3.7%

Schneider Electric SE	Electrical Equipment	United States	3.5%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison International Opportunities Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Opportunities Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,210.50	1.09%	$ 5.99

	Hypothetical	$1,000.00	$1,019.44	1.09%	$ 5.47
Class C	Actual	$1,000.00	$1,205.50	1.90%	$10.42

	Hypothetical	$1,000.00	$1,015.42	1.90%	$ 9.52
Class R	Actual	$1,000.00	$1,208.10	1.45%	$ 7.96

	Hypothetical	$1,000.00	$1,017.65	1.45%	$ 7.27
Class Z	Actual	$1,000.00	$1,211.30	0.90%	$ 4.95

	Hypothetical	$1,000.00	$1,020.39	0.90%	$ 4.52
Class R2	Actual	$1,000.00	$1,209.20	1.31%	$ 7.20

	Hypothetical	$1,000.00	$1,018.35	1.31%	$ 6.57
Class R4	Actual	$1,000.00	$1,210.70	1.08%	$ 5.94

	Hypothetical	$1,000.00	$1,019.49	1.08%	$ 5.42
Class R6	Actual	$1,000.00	$1,211.70	0.84%	$ 4.62

	Hypothetical	$1,000.00	$1,020.69	0.84%	$ 4.22

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 96.9%

Brazil 7.5%

MercadoLibre, Inc.*	139,521	$203,519,283
NU Holdings Ltd. (Class A Stock)*	15,048,641	163,428,241

		366,947,524

Denmark 7.3%

Novo Nordisk A/S (Class B Stock)	2,800,700	359,168,239

France 19.1%

Dassault Systemes SE	2,356,270	92,488,129
Hermes International SCA	107,307	256,891,854
L’Oreal SA	488,793	229,172,134
LVMH Moet Hennessy Louis Vuitton SE	222,758	182,981,514
Safran SA	791,426	171,606,497

		933,140,128

Germany 1.0%

adidas AG	208,941	50,351,246

Hong Kong 1.1%

Techtronic Industries Co. Ltd.	3,980,718	55,010,745

India 2.3%

Apollo Hospitals Enterprise Ltd.	650,907	46,295,795
Varun Beverages Ltd.	3,679,633	65,092,013

		111,387,808

Italy 11.5%

Brunello Cucinelli SpA	1,392,425	142,114,225
Ferrari NV	829,887	341,311,519
Moncler SpA	1,150,420	78,323,057

		561,748,801

Japan 5.4%

Advantest Corp.	1,840,788	57,617,902
Disco Corp.	306,713	87,365,900
Keyence Corp.	274,912	120,898,012

		265,881,814

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands 10.4%

Adyen NV, 144A*	55,284	$66,230,204
ASM International NV	355,449	223,591,129
ASML Holding NV	251,692	219,226,862

		509,048,195

Spain 3.5%

Industria de Diseno Textil SA(a)	3,733,287	169,980,029

Sweden 3.1%

Atlas Copco AB (Class A Stock)	8,658,659	151,665,833

Taiwan 6.5%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,333,149	320,434,684

United Kingdom 5.3%

Ashtead Group PLC	625,245	45,400,222
AstraZeneca PLC	425,585	64,369,285
Compass Group PLC	5,296,586	147,317,798

		257,087,305

United States 12.9%

CyberArk Software Ltd.*	618,724	148,029,717
Ferguson PLC	376,585	79,405,146
Globant SA*	362,319	64,706,550
James Hardie Industries PLC, CDI*	1,842,297	63,334,401
Monday.com Ltd.*	544,775	103,142,251
Schneider Electric SE	757,067	172,621,350

		631,239,415

TOTAL COMMON STOCKS (cost $3,265,091,479)		4,743,091,766

PREFERRED STOCK 1.0%

Germany

Dr. Ing. h.c. F. Porsche AG (PRFC), 144A (cost $47,516,590)	515,742	45,914,683

TOTAL LONG-TERM INVESTMENTS (cost $3,312,608,069)		4,789,006,449

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENTS 4.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	70,134,222	$70,134,222
PGIM Institutional Money Market Fund (7-day effective yield 5.644%)
(cost $130,860,133; includes $130,758,690 of cash collateral for securities on loan)(b)(wb)	130,928,114	130,862,650

TOTAL SHORT-TERM INVESTMENTS
(cost $200,994,355)		200,996,872

TOTAL INVESTMENTS 102.0%
(cost $3,513,602,424)		4,990,003,321
Liabilities in excess of other assets (2.0)%		(97,018,493)

NET ASSETS 100.0%		$4,892,984,828

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDI—Chess Depository Interest

PRFC—Preference Shares

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $117,818,096; cash collateral of $130,758,690 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$366,947,524	$—	$—
Denmark	—	359,168,239	—
France	—	933,140,128	—
Germany	—	50,351,246	—
Hong Kong	—	55,010,745	—
India	—	111,387,808	—
Italy	—	561,748,801	—
Japan	—	265,881,814	—
Netherlands	—	509,048,195	—
Spain	—	169,980,029	—
Sweden	—	151,665,833	—
Taiwan	320,434,684	—	—
United Kingdom	—	257,087,305	—
United States	315,878,518	315,360,897	—
Preferred Stock
Germany	—	45,914,683	—
Short-Term Investments
Affiliated Mutual Funds	200,996,872	—	—

Total	$1,204,257,598	$3,785,745,723	$—

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	18.6%
Textiles, Apparel & Luxury Goods	14.5
Pharmaceuticals	8.6
Automobiles	8.0
Software	7.0
Personal Care Products	4.7
Machinery	4.2
Broadline Retail	4.2
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	4.1
Electrical Equipment	3.6
Aerospace & Defense	3.5
Specialty Retail	3.5
Banks	3.3

Hotels, Restaurants & Leisure	3.0%
Trading Companies & Distributors	2.6
Electronic Equipment, Instruments & Components	2.4
Financial Services	1.3
Beverages	1.3
IT Services	1.3
Construction Materials	1.3
Health Care Providers & Services	1.0

102.0
Liabilities in excess of other assets	(2.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$117,818,096	$(117,818,096)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value, including securities on loan of $117,818,096:
Unaffiliated investments (cost $3,312,608,069)	$4,789,006,449
Affiliated investments (cost $200,994,355)	200,996,872
Foreign currency, at value (cost $2,610,129)	2,598,489
Receivable for investments sold	26,679,818
Receivable for Fund shares sold	12,343,872
Dividends receivable	6,846,710
Tax reclaim receivable	4,747,972
Prepaid expenses and other assets	307,903

Total Assets	5,043,528,085

Liabilities

Payable to broker for collateral for securities on loan	130,758,690
Payable for Fund shares purchased	8,336,088
Payable for investments purchased	7,173,963
Management fee payable	3,207,833
Accrued expenses and other liabilities	902,309
Distribution fee payable	145,839
Affiliated transfer agent fee payable	18,535

Total Liabilities	150,543,257

Net Assets	$4,892,984,828

Net assets were comprised of:
Common stock, at par	$1,653
Paid-in capital in excess of par	4,889,981,258
Total distributable earnings (loss)	3,001,917

Net assets, April 30, 2024	$4,892,984,828

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($124,019,674 ÷ 4,269,613 shares of common stock issued and outstanding)	$29.05
Maximum sales charge (5.50% of offering price)	1.69

Maximum offering price to public	$30.74

Class C

Net asset value, offering price and redemption price per share, ($24,285,189 ÷ 917,475 shares of common stock issued and outstanding)	$26.47

Class R

Net asset value, offering price and redemption price per share, ($228,746,607 ÷ 8,021,676 shares of common stock issued and outstanding)	$28.52

Class Z

Net asset value, offering price and redemption price per share, ($2,797,091,845 ÷ 94,317,490 shares of common stock issued and outstanding)	$29.66

Class R2

Net asset value, offering price and redemption price per share, ($14,445,838 ÷ 497,737 shares of common stock issued and outstanding)	$29.02

Class R4

Net asset value, offering price and redemption price per share, ($8,705,743 ÷ 295,898 shares of common stock issued and outstanding)	$29.42

Class R6

Net asset value, offering price and redemption price per share, ($1,695,689,932 ÷ 57,018,088 shares of common stock issued and outstanding)	$29.74

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  15

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $3,725,987 foreign withholding tax)	$23,630,498
Affiliated dividend income	2,343,443
Affiliated income from securities lending, net	111,746

Total income	26,085,687

Expenses
Management fee	19,295,768
Distribution fee(a)	1,232,205
Shareholder servicing fees(a)	11,352
Transfer agent’s fees and expenses (including affiliated expense of $59,229)(a)	1,805,350
Custodian and accounting fees	223,936
Shareholders’ reports	175,846
Registration fees(a)	119,076
Professional fees	36,657
Directors’ fees	34,371
Audit fee	14,327
Miscellaneous	34,470

Total expenses	22,983,358
Less: Fee waiver and/or expense reimbursement(a)	(658,222)
Distribution fee waiver(a)	(332,982)

Net expenses	21,992,154

Net investment income (loss)	4,093,533

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $52,146)	(61,242,089)
Foreign currency transactions	(248,088)

(61,490,177)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(17,830))	921,375,473
Foreign currencies	(4,979)

921,370,494

Net gain (loss) on investment and foreign currency transactions	859,880,317

Net Increase (Decrease) In Net Assets Resulting From Operations	$863,973,850

See Notes to Financial Statements.

16

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Distribution fee	181,726	124,721	908,084	—	17,674	—	—
Shareholder servicing fees	—	—	—	—	6,311	5,041	—
Transfer agent’s fees and expenses	60,769	13,878	148,821	1,509,114	9,329	8,365	55,074
Registration fees	10,228	6,063	2,684	65,793	2,523	2,887	28,898
Fee waiver and/or expense reimbursement	(63,007)	(10,816)	—	(580,670)	(1,589)	(2,140)	—
Distribution fee waiver	(30,288)	—	(302,694)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,093,533	$8,106,073
Net realized gain (loss) on investment and foreign currency transactions	(61,490,177)	(379,799,150)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	921,370,494	668,141,476

Net increase (decrease) in net assets resulting from operations	863,973,850	296,448,399

Dividends and Distributions
Distributions from distributable earnings
Class A	—	—
Class C	—	—
Class R	—	—
Class Z	(2,398,454)	—
Class R2	—	—
Class R4	—	—
Class R6	(2,218,376)	—

	(4,616,830)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	692,535,674	1,730,279,329
Net asset value of shares issued in reinvestment of dividends and distributions	4,571,915	—
Cost of shares purchased	(787,885,507)	(1,558,581,592)

Net increase (decrease) in net assets from Fund share transactions	(90,777,918)	171,697,737

Total increase (decrease)	768,579,102	468,146,136

Net Assets:

Beginning of period	4,124,405,726	3,656,259,590

End of period	$4,892,984,828	$4,124,405,726

See Notes to Financial Statements.

18

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,

	2024	2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.99	$22.03	$38.51		$28.14	$19.51	$15.82
Income (loss) from investment operations:
Net investment income (loss)	(-)(b)(c)	0.01	(0.09)		(0.25)	(0.12)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.06	1.95	(16.36)		10.62	8.75	3.68
Total from investment operations	5.06	1.96	(16.45)		10.37	8.63	3.69
Less Dividends and Distributions:
Tax return of capital distributions	-	-	(-	)(c)	-	-	-
Distributions from net realized gains	-	-	(0.03)		-	-	-
Total dividends and distributions	-	-	(0.03)		-	-	-
Net asset value, end of period	$29.05	$23.99	$22.03		$38.51	$28.14	$19.51
Total Return(d):	21.05%	8.90%	(42.74)%		36.90%	44.11%	23.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124,020	$102,499	$105,135		$208,515	$76,093	$26,778
Average net assets (000)	$121,816	$114,648	$150,632		$142,641	$46,059	$20,599
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09%(f)	1.09%	1.09%		1.09%	1.09%	1.09%
Expenses before waivers and/or expense reimbursement	1.24%(f)	1.26%	1.27%		1.27%	1.34%	1.46%
Net investment income (loss)	(-)%(c)(f)	0.03%	(0.34)%		(0.71)%	(0.52)%	0.04%
Portfolio turnover rate(g)	24%	59%	76%		41%	43%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  19

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,

	2024	2023		2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.95	$20.32		$35.82		$26.38	$18.44	$15.08
Income (loss) from investment operations:
Net investment income (loss)	(0.11)(b)	(0.18	)(b)	(0.30)		(0.50)	(0.29)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.63	1.81		(15.17)		9.94	8.23	3.49
Total from investment operations	4.52	1.63		(15.47)		9.44	7.94	3.36
Less Dividends and Distributions:
Tax return of capital distributions	-	-		(-	)(c)	-	-	-
Distributions from net realized gains	-	-		(0.03)		-	-	-
Total dividends and distributions	-	-		(0.03)		-	-	-
Net asset value, end of period	$26.47	$21.95		$20.32		$35.82	$26.38	$18.44
Total Return(d):	20.55%	8.02%		(43.22)%		35.84%	43.00%	22.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,285	$22,579		$22,981		$40,128	$16,411	$5,302
Average net assets (000)	$25,081	$24,838		$30,780		$28,884	$9,894	$4,683
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.90%(f)	1.90%		1.90%		1.90%	1.90%	1.91%
Expenses before waivers and/or expense reimbursement	1.99%(f)	1.99%		2.01%		1.97%	2.15%	2.33%
Net investment income (loss)	(0.83)%(f)	(0.79)%		(1.14)%		(1.52)%	(1.32)%	(0.80)%
Portfolio turnover rate(g)	24%	59%		76%		41%	43%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R Shares
	Six Months Ended April 30,	Year Ended October 31,

	2024	2023		2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.60	$21.75		$38.17		$27.98	$19.48	$15.86
Income (loss) from investment operations:
Net investment income (loss)	(0.05)(b)	(0.09	)(b)	(0.19)		(0.37)	(0.20)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.97	1.94		(16.20)		10.56	8.70	3.68
Total from investment operations	4.92	1.85		(16.39)		10.19	8.50	3.62
Less Dividends and Distributions:
Tax return of capital distributions	-	-		(-	)(c)	-	-	-
Distributions from net realized gains	-	-		(0.03)		-	-	-
Total dividends and distributions	-	-		(0.03)		-	-	-
Net asset value, end of period	$28.52	$23.60		$21.75		$38.17	$27.98	$19.48
Total Return(d):	20.81%	8.51%		(42.97)%		36.42%	43.56%	22.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$228,747	$218,828		$230,246		$358,284	$291,162	$280,311
Average net assets (000)	$243,486	$237,233		$269,777		$340,986	$281,238	$278,086
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.45%(f)	1.46%		1.47%		1.47%	1.47%	1.47%
Expenses before waivers and/or expense reimbursement	1.70%(f)	1.71%		1.72%		1.72%	1.77%	1.81%
Net investment income (loss)	(0.39)%(f)	(0.35)%		(0.70)%		(1.08)%	(0.87)%	(0.36)%
Portfolio turnover rate(g)	24%	59%		76%		41%	43%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  21

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,

	2024	2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.50	$22.45	$39.17		$28.56	$19.77	$16.01
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.06	(0.04)		(0.18)	(0.10)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.16	1.99	(16.65)		10.79	8.89	3.74
Total from investment operations	5.19	2.05	(16.69)		10.61	8.79	3.77
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	-	-		-	-	(0.01)
Tax return of capital distributions	-	-	(-	)(b)	-	-	-
Distributions from net realized gains	-	-	(0.03)		-	-	-
Total dividends and distributions	(0.03)	-	(0.03)		-	-	(0.01)
Net asset value, end of period	$29.66	$24.50	$22.45		$39.17	$28.56	$19.77
Total Return(c):	21.13%	9.13%	(42.63)%		37.15%	44.46%	23.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,797,092	$2,332,761	$1,948,250		$3,481,110	$1,364,899	$208,629
Average net assets (000)	$2,731,986	$2,382,104	$2,744,398		$2,452,905	$639,223	$139,982
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90%(e)	0.90%	0.90%		0.90%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.94%(e)	0.95%	0.96%		0.94%	0.99%	1.04%
Net investment income (loss)	0.19%(e)	0.21%	(0.14)%		(0.51)%	(0.38)%	0.15%
Portfolio turnover rate(f)	24%	59%	76%		41%	43%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R2 Shares
	Six Months Ended April 30,	Year Ended October 31,						December 27, 2018(a) through October 31,

	2024	2023		2022		2021	2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.00	$22.09		$38.72		$28.35	$19.70	$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.03)(c)	(0.06	)(c)	(0.15)		(0.33)	(0.29)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.05	1.97		(16.45)		10.70	8.94	4.72
Total from investment operations	5.02	1.91		(16.60)		10.37	8.65	4.60
Less Dividends and Distributions:
Tax return of capital distributions	-	-		(-	)(d)	-	-	-
Distributions from net realized gains	-	-		(0.03)		-	-	-
Total dividends and distributions	-	-		(0.03)		-	-	-
Net asset value, end of period	$29.02	$24.00		$22.09		$38.72	$28.35	$19.70
Total Return(e):	20.92%	8.65%		(42.90)%		36.58%	43.91%	30.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,446	$11,710		$10,579		$13,101	$4,664	$233
Average net assets (000)	$14,217	$11,833		$11,553		$8,789	$1,557	$44
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.31%(g)	1.34%		1.34%		1.33%	1.32%	1.26	%(g)
Expenses before waivers and/or expense reimbursement	1.33%(g)	1.38%		1.41%		1.41%	2.23%	64.97	%(g)
Net investment income (loss)	(0.22)%(g)	(0.23)%		(0.55)%		(0.92)%	(1.06)%	(0.76	)%(g)
Portfolio turnover rate(h)	24%	59%		76%		41%	43%	53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  23

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,	Year Ended October 31,					December 27, 2018(a) through October 31,

	2024	2023	2022		2021	2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.30	$22.31	$39.01		$28.49	$19.75	$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.01)(c)	- (d)	(0.09)		(0.25)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.13	1.99	(16.58)		10.77	8.85	4.67
Total from investment operations	5.12	1.99	(16.67)		10.52	8.74	4.65
Less Dividends and Distributions:
Tax return of capital distributions	-	-	(-	)(d)	-	-	-
Distributions from net realized gains	-	-	(0.03)		-	-	-
Total dividends and distributions	-	-	(0.03)		-	-	-
Net asset value, end of period	$29.42	$24.30	$22.31		$39.01	$28.49	$19.75
Total Return(e):	21.07%	8.92%	(42.76)%		36.97%	44.20%	30.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,706	$9,811	$8,646		$16,892	$1,359	$846
Average net assets (000)	$11,337	$9,832	$11,164		$11,907	$1,023	$293
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.08%(g)	1.09%	1.09%		1.08%	1.04%	0.95	%(g)
Expenses before waivers and/or expense reimbursement	1.12%(g)	1.15%	1.16%		1.14%	2.47%	10.65	%(g)
Net investment income (loss)	(0.08)%(g)	0.02%	(0.33)%		(0.69)%	(0.46)%	(0.11	)%(g)
Portfolio turnover rate(h)	24%	59%	76%		41%	43%	53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,

	2024	2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.57	$22.50	$39.24		$28.59	$19.78	$16.02
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.07	(0.02)		(0.16)	(0.08)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.17	2.00	(16.69)		10.81	8.89	3.74
Total from investment operations	5.21	2.07	(16.71)		10.65	8.81	3.78
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	-	-		-	-	(0.02)
Tax return of capital distributions	-	-	(-	)(b)	-	-	-
Distributions from net realized gains	-	-	(0.03)		-	-	-
Total dividends and distributions	(0.04)	-	(0.03)		-	-	(0.02)
Net asset value, end of period	$29.74	$24.57	$22.50		$39.24	$28.59	$19.78
Total Return(c):	21.17%	9.20%	(42.61)%		37.25%	44.54%	23.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,695,690	$1,426,218	$1,330,422		$2,136,686	$673,736	$101,975
Average net assets (000)	$1,671,273	$1,495,043	$1,686,565		$1,445,464	$295,968	$54,900
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84%(e)	0.84%	0.84%		0.84%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.84%(e)	0.84%	0.84%		0.84%	0.91%	0.98%
Net investment income (loss)	0.25%(e)	0.27%	(0.07)%		(0.46)%	(0.32)%	0.20%
Portfolio turnover rate(f)	24%	59%	76%		41%	43%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  25

Notes to Financial Statements (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison International Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

26

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison International Opportunities Fund  27

Notes to Financial Statements (unaudited) (continued)

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

28

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison International Opportunities Fund  29

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

30

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.825% on average daily net assets up to and including $1 billion;	0.81%
0.80% on average daily net assets from $1 billion to $5 billion;
0.78% on average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through February 28, 2025, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation
A	0.84%	1.09%
C	0.84	1.90**
R	0.84	1.48**
Z	0.84	0.90**
R2	0.84	1.34***
R4	0.84	1.09***
R6	0.84	0.84**

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

**Expense waiver/reimbursement limited to 0.06% on an annualized basis.

***Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund

PGIM Jennison International Opportunities Fund  31

Notes to Financial Statements (unaudited) (continued)

compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$89,608	$ 4
C	—	628

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment

32

transactions presented in the Statement of Operations. For the reporting period ended April 30, 2024, brokerage commission recaptured under these agreements was $14,256.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$1,107,109,221	$1,151,192,625

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

PGIM Jennison International Opportunities Fund  33

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$122,656,274	$ 840,904,039	$ 893,426,091	$ —	$ —	$ 70,134,222	70,134,222	$2,343,443

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)
210,590,701	473,877,351	553,639,718	(17,830)	52,146	130,862,650	130,928,114	111,746(2)
$333,246,975	$1,314,781,390	$1,447,065,809	$(17,830)	$52,146	$200,996,872		$2,455,189

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$3,567,129,996	$1,540,901,628	$(118,028,303)	$1,422,873,325

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$1,362,377,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

34

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 3,550,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
C	100,000,000
R	100,000,000
Z	2,000,000,000
R2	100,000,000
R4	100,000,000
R6	1,000,000,000

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	25,706	0.1%
R2	663	0.1
R4	663	0.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	80.0

PGIM Jennison International Opportunities Fund  35

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	811,703	$23,198,098
Shares purchased	(663,713)	(18,764,905)
Net increase (decrease) in shares outstanding before conversion	147,990	4,433,193
Shares issued upon conversion from other share class(es)	151,464	4,299,310
Shares purchased upon conversion into other share class(es)	(301,725)	(9,145,266)
Net increase (decrease) in shares outstanding	(2,271)	$(412,763)

Year ended October 31, 2023:
Shares sold	928,798	$23,616,317
Shares purchased	(1,447,891)	(36,155,179)
Net increase (decrease) in shares outstanding before conversion	(519,093)	(12,538,862)
Shares issued upon conversion from other share class(es)	287,546	7,259,438
Shares purchased upon conversion into other share class(es)	(269,268)	(6,876,548)
Net increase (decrease) in shares outstanding	(500,815)	$(12,155,972)

Class C
Six months ended April 30, 2024:
Shares sold	72,128	$1,890,713
Shares purchased	(137,594)	(3,567,642)
Net increase (decrease) in shares outstanding before conversion	(65,466)	(1,676,929)
Shares purchased upon conversion into other share class(es)	(45,583)	(1,168,446)
Net increase (decrease) in shares outstanding	(111,049)	$(2,845,375)

Year ended October 31, 2023:
Shares sold	187,589	$4,440,068
Shares purchased	(243,289)	(5,598,141)
Net increase (decrease) in shares outstanding before conversion	(55,700)	(1,158,073)
Shares purchased upon conversion into other share class(es)	(46,809)	(1,093,354)
Net increase (decrease) in shares outstanding	(102,509)	$(2,251,427)

Class R
Six months ended April 30, 2024:
Shares sold	28,775	$805,667
Shares purchased	(1,280,472)	(36,621,230)
Net increase (decrease) in shares outstanding	(1,251,697)	$(35,815,563)

36

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	770,737	$18,505,836
Shares purchased	(2,085,417)	(51,603,399)
Net increase (decrease) in shares outstanding	(1,314,680)	$(33,097,563)

Class Z
Six months ended April 30, 2024:
Shares sold	15,030,096	$438,035,206
Shares issued in reinvestment of dividends and distributions	85,081	2,377,160
Shares purchased	(16,156,793)	(464,012,321)
Net increase (decrease) in shares outstanding before conversion	(1,041,616)	(23,599,955)
Shares issued upon conversion from other share class(es)	329,514	10,099,879
Shares purchased upon conversion into other share class(es)	(200,667)	(5,989,897)
Net increase (decrease) in shares outstanding	(912,769)	$(19,489,973)

Year ended October 31, 2023:
Shares sold	47,423,534	$1,228,116,493
Shares purchased	(38,873,083)	(985,909,752)
Net increase (decrease) in shares outstanding before conversion	8,550,451	242,206,741
Shares issued upon conversion from other share class(es)	366,669	9,499,673
Shares purchased upon conversion into other share class(es)	(481,122)	(12,457,578)
Net increase (decrease) in shares outstanding	8,435,998	$239,248,836

Class R2
Six months ended April 30, 2024:
Shares sold	74,129	$2,101,362
Shares purchased	(64,312)	(1,888,630)
Net increase (decrease) in shares outstanding	9,817	$212,732

Year ended October 31, 2023:
Shares sold	120,287	$3,018,622
Shares purchased	(111,283)	(2,820,567)
Net increase (decrease) in shares outstanding	9,004	$198,055

Class R4
Six months ended April 30, 2024:
Shares sold	28,033	$805,371
Shares purchased	(135,850)	(4,000,710)
Net increase (decrease) in shares outstanding	(107,817)	$(3,195,339)

Year ended October 31, 2023:
Shares sold	101,724	$2,654,605
Shares purchased	(85,547)	(2,110,945)
Net increase (decrease) in shares outstanding	16,177	$543,660

PGIM Jennison International Opportunities Fund  37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2024:
Shares sold	7,701,576	$225,699,257
Shares issued in reinvestment of dividends and distributions	78,328	2,194,755
Shares purchased	(8,871,233)	(259,030,069)
Net increase (decrease) in shares outstanding before conversion	(1,091,329)	(31,136,057)
Shares issued upon conversion from other share class(es)	96,926	2,993,869
Shares purchased upon conversion into other share class(es)	(37,875)	(1,089,449)
Net increase (decrease) in shares outstanding	(1,032,278)	$(29,231,637)

Year ended October 31, 2023:
Shares sold	17,208,208	$449,927,388
Shares purchased	(18,426,569)	(474,383,609)
Net increase (decrease) in shares outstanding before conversion	(1,218,361)	(24,456,221)
Shares issued upon conversion from other share class(es)	228,434	5,979,034
Shares purchased upon conversion into other share class(es)	(90,206)	(2,310,665)
Net increase (decrease) in shares outstanding	(1,080,133)	$(20,787,852)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those

38

portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

PGIM Jennison International Opportunities Fund  39

Notes to Financial Statements (unaudited) (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

40

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which

PGIM Jennison International Opportunities Fund  41

Notes to Financial Statements (unaudited) (continued)

could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

42

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Jennison International Opportunities Fund  43

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

44

∎	MAIL	∎	TELEPHONE	∎	WEBSITE

	655 Broad Street		(800) 225-1852		pgim.com/investments

Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street

Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue
New York, NY 10017

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432
	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison International Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PWJAX	PWJCX	PWJRX	PWJZX	PWJBX	PWJDX	PWJQX

CUSIP	743969677	743969669	743969487	743969651	743969412	743969396	743969586

MF215E2

PGIM EMERGING MARKETS DEBT

HARD CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2  Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Emerging Markets Debt Hard Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Hard Currency Fund

June 14, 2024

PGIM Emerging Markets Debt Hard Currency Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class A	10.98	5.25	-0.93	-0.65 (12/12/2017)

Class C	10.73	7.13	-0.99	-0.86 (12/12/2017)

Class Z	11.13	9.27	0.05	0.16 (12/12/2017)

Class R6	11.36	9.38	0.14	0.26 (12/12/2017)

JP Morgan Emerging Markets Bond Index Global Diversified Index

	10.57	8.39	0.24	0.71

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

JP Morgan Emerging Markets Bond Index Global Diversified Index—The JP Morgan Emerging Markets Bond Index Global Diversified Index is an unmanaged index that tracks total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Emerging Markets Debt Hard Currency Fund  5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	0.1

AA	4.0

A	5.5

BBB	34.7

BB	24.9

B	18.7

CCC	4.0

CC	4.0

C	0.4

Not Rated	0.5

Cash/Cash Equivalents	3.2

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.27	5.89	-0.58

Class C	0.25	5.28	-59.23

Class Z	0.28	6.37	6.18

Class R6	0.29	6.49	6.38

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6  Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Emerging Markets Debt Hard Currency Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Hard Currency Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,109.80	1.06%	$5.56

	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32

Class C	Actual	$1,000.00	$1,107.30	1.81%	$9.48

	Hypothetical	$1,000.00	$1,015.86	1.81%	$9.07

Class Z	Actual	$1,000.00	$1,111.30	0.76%	$3.99

	Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82

Class R6	Actual	$1,000.00	$1,113.60	0.66%	$3.47

	Hypothetical	$1,000.00	$1,021.58	0.66%	$3.32

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8  Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 95.3%

CONVERTIBLE BOND 0.0%

China

Sunac China Holdings Ltd.,
Sr. Sec’d. Notes, 144A, Cash coupon 1.000%
(cost $2,845)	1.000%	09/30/32		22	$1,092

CORPORATE BONDS 22.1%

Azerbaijan 0.3%

Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes	6.875	03/24/26		400	401,800
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes	6.950	03/18/30		400	404,375

					806,175

Bahrain 0.2%

Bapco Energies BSCC,
Sr. Unsec’d. Notes	8.375	11/07/28		500	528,906

Brazil 0.8%

Banco do Brasil SA,
Sr. Unsec’d. Notes	4.875	01/11/29		200	187,500
Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	203,340
Gtd. Notes, 144A	8.500	01/12/31		240	244,008
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes	4.875	01/22/30		200	174,250
MARB BondCo PLC,
Gtd. Notes, 144A	3.950	01/29/31		400	320,500
Nexa Resources SA,
Gtd. Notes	6.500	01/18/28		410	410,392
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	116,368
Suzano Austria GmbH,
Gtd. Notes	3.750	01/15/31		150	129,270

					1,785,628

Chile 1.2%

Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A	4.550	09/27/51		199	144,969

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chile (cont’d.)

Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000%	09/30/29	200	$173,000
Sr. Unsec’d. Notes	4.250	07/17/42	360	271,462
Sr. Unsec’d. Notes	4.875	11/04/44	600	482,250
Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	160,750
Sr. Unsec’d. Notes, 144A	5.125	02/02/33	200	184,625
Sr. Unsec’d. Notes, 144A	6.440	01/26/36	640	637,400
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	167,250
Sr. Unsec’d. Notes, 144A	6.150	05/10/33	200	198,063
Mercury Chile Holdco LLC,
Sr. Sec’d. Notes	6.500	01/24/27	400	385,125
VTR Finance NV,
Sr. Unsec’d. Notes	6.375	07/15/28	200	141,000

				2,945,894

China 0.4%

Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050	10/13/25(d)	200	22,000
ENN Clean Energy International Investment Ltd.,
Gtd. Notes, 144A	3.375	05/12/26	200	189,125
Prosus NV,
Sr. Unsec’d. Notes, 144A	4.193	01/19/32	550	468,703
Sinopec Group Overseas Development 2012 Ltd.,
Gtd. Notes	4.875	05/17/42	200	185,254
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes, 144A, PIK 6.000%	6.000	09/30/26	18	1,811
Sr. Sec’d. Notes, 144A, PIK 6.250%	6.250	09/30/27	18	1,632
Sr. Sec’d. Notes, 144A, PIK 6.500%	6.500	09/30/27	36	2,924
Sr. Sec’d. Notes, 144A, PIK 6.750%	6.750	09/30/28	55	3,845
Sr. Sec’d. Notes, 144A, PIK 7.000%	7.000	09/30/29	55	3,140
Sr. Sec’d. Notes, 144A, PIK 7.250%	7.250	09/30/30	26	1,323

				879,757

Colombia 0.7%

Colombia Telecomunicaciones SA ESP,
Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	140,625
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	76	61,170
Sr. Unsec’d. Notes	6.875	04/29/30	233	222,585
Sr. Unsec’d. Notes	8.625	01/19/29	560	582,750

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Colombia (cont’d.)

Ecopetrol SA, (cont’d.)
Sr. Unsec’d. Notes	8.875%	01/13/33		476	$486,246
Grupo Aval Ltd.,
Gtd. Notes, 144A	4.375	02/04/30		200	166,000

					1,659,376

Costa Rica 0.1%

Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	197,688

Guatemala 0.3%

Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes	5.250	04/27/29		167	155,358
CT Trust,
Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	173,470
Energuate Trust,
Gtd. Notes	5.875	05/03/27		400	378,750

					707,578

Hungary 0.2%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	6.500	06/29/28		215	216,075
MVM Energetika Zrt,
Sr. Unsec’d. Notes	7.500	06/09/28		208	214,175

					430,250

India 1.5%

Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	151,813
Azure Power Solar Energy Pvt. Ltd.,
Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	194,812
CA Magnum Holdings,
Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	378,400
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes	4.250	10/27/27		400	368,125
HPCL-Mittal Energy Ltd.,
Sr. Unsec’d. Notes	5.250	04/28/27		400	383,000
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	101,826

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

India (cont’d.)

Periama Holdings LLC,
Gtd. Notes	5.950%	04/19/26		400	$393,684
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		810	759,122
Reliance Industries Ltd.,
Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	169,453
Summit Digitel Infrastructure Ltd.,
Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	351,670
TML Holdings Pte Ltd.,
Sr. Unsec’d. Notes	5.500	06/03/24		200	199,750

					3,451,655

Indonesia 2.2%

Cikarang Listrindo Tbk PT,
Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	191,500
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		400	378,500
Indofood CBP Sukses Makmur Tbk PT,
Sr. Unsec’d. Notes	3.541	04/27/32		200	167,316
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		920	890,735
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	197,266
Pertamina Geothermal Energy PT,
Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	196,250
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	193,062
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49		200	160,438
Sr. Unsec’d. Notes, EMTN	3.100	01/21/30		200	174,500
Sr. Unsec’d. Notes, EMTN	3.100	08/27/30		300	258,656
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	181,813
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	160,438
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	204,125
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	349,908
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	208,744
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		620	610,069
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		400	381,375
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		200	190,687

					5,095,382

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Israel 0.5%

Bank Leumi Le-Israel BM,
Sr. Unsec’d. Notes, 144A	5.125%	07/27/27	203	$194,525
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	5.375	03/30/28	385	341,687
Sr. Sec’d. Notes, 144A	5.875	03/30/31	290	247,497
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125	06/30/25	200	195,000
Sr. Sec’d. Notes, 144A	6.750	06/30/30	300	267,000

				1,245,709

Jamaica 0.1%

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $91,373; purchased 01/29/24 - 01/30/24)(f)	10.500	05/25/27	99	96,388
Digicel MidCo Ltd./DIFL US II LLC,
Sr. Unsec’d. Notes, PIK 10.500% (original cost $41,960; purchased 01/30/24)(f)	10.500	11/25/28	65	51,519

				147,907

Kazakhstan 0.8%

KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	159,938
Sr. Unsec’d. Notes	4.750	04/19/27	400	383,500
Sr. Unsec’d. Notes	5.750	04/19/47	200	165,750
Sr. Unsec’d. Notes	6.375	10/24/48	600	534,562
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	800	763,250

				2,007,000

Kuwait 0.2%

MEGlobal BV,
Gtd. Notes, EMTN	2.625	04/28/28	300	264,094
MEGlobal Canada ULC,
Gtd. Notes, 144A, MTN	5.875	05/18/30	200	198,437

				462,531

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Macau 0.2%

MGM China Holdings Ltd.,
Sr. Unsec’d. Notes	4.750%	02/01/27	330	$311,025
Sands China Ltd.,
Sr. Unsec’d. Notes	5.400	08/08/28	250	242,032

				553,057

Malaysia 1.0%

GENM Capital Labuan Ltd.,
Gtd. Notes	3.882	04/19/31	400	339,625
Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27	250	237,266
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	664,240
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	168,462
Gtd. Notes, EMTN	2.480	01/28/32	400	324,824
Gtd. Notes, EMTN	4.550	04/21/50	500	415,150
Gtd. Notes, EMTN	4.800	04/21/60	200	168,462

				2,318,029

Mexico 4.8%

Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A	7.450	11/15/29	310	244,807
Cemex SAB de CV,
Gtd. Notes	5.450	11/19/29	400	386,500
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	710	652,312
Gtd. Notes, 144A	4.688	05/15/29	200	183,750
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes	6.375	03/30/38	551	534,351
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	186,188
Sr. Sec’d. Notes	5.500	07/31/47	2,430	1,990,322
Sr. Sec’d. Notes, 144A	5.500	10/31/46	400	328,125
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	327,625
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28	1,069	935,268
Gtd. Notes	5.950	01/28/31	370	292,393
Gtd. Notes	6.350	02/12/48(a)	493	302,887
Gtd. Notes	6.490	01/23/27	655	614,966
Gtd. Notes	6.500	03/13/27	466	437,131
Gtd. Notes	6.500	06/02/41	610	403,972

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Petroleos Mexicanos, (cont’d.)
Gtd. Notes	6.700%	02/16/32	1,141	$934,593
Gtd. Notes	6.840	01/23/30	573	495,588
Gtd. Notes	6.950	01/28/60	45	28,638
Gtd. Notes	7.690	01/23/50	661	461,312
Gtd. Notes	10.000	02/07/33	109	106,820
Gtd. Notes, MTN	6.750	09/21/47	805	513,228
Gtd. Notes, MTN	6.875	08/04/26	380	368,980
Gtd. Notes, MTN	8.750	06/02/29	150	144,975
Tierra Mojada Luxembourg II Sarl,
Sr. Sec’d. Notes, 144A	5.750	12/01/40	394	352,681

				11,227,412

Morocco 0.2%

OCP SA,
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	430	423,657

Panama 0.3%

Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41	200	144,062
Sr. Sec’d. Notes, 144A	5.125	08/11/61	400	282,250
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes	4.375	05/31/30	393	329,391

				755,703

Peru 0.6%

Banco Internacional del Peru SAA Interbank,
Sr. Unsec’d. Notes	3.250	10/04/26	350	328,125
Corp. Financiera de Desarrollo SA,
Sr. Unsec’d. Notes	2.400	09/28/27	200	177,688
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes, 144A	4.625	04/12/27	150	145,359
InRetail Consumer,
Sr. Sec’d. Notes	3.250	03/22/28	300	267,375
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	225	167,203
Sr. Unsec’d. Notes	5.625	06/19/47	700	423,500

				1,509,250

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Philippines 0.1%

Globe Telecom, Inc.,
Sr. Unsec’d. Notes	3.000%	07/23/35	200	$150,777

Poland 0.2%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	400	387,750

Qatar 0.4%

QatarEnergy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	133,500
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	1,240	889,700

				1,023,200

Saudi Arabia 0.6%

EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A	3.545	08/31/36	450	373,922
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A	6.129	02/23/38	200	196,750
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	214,012
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	400	337,625
TMS Issuer Sarl,
Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	201,125

				1,323,434

South Africa 1.6%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	1,510	1,426,950
Sr. Unsec’d. Notes	7.125	02/11/25	890	884,438
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	460	452,525
MTN Mauritius Investments Ltd.,
Gtd. Notes, 144A	6.500	10/13/26	200	198,500
Sasol Financing USA LLC,
Gtd. Notes	6.500	09/27/28	300	284,531
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	8.250	02/06/28	200	196,750
Sr. Unsec’d. Notes, 144A	8.250	02/06/28	420	413,175

				3,856,869

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Thailand 0.2%

Thaioil Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN	3.750%	06/18/50		600	$418,688

Trinidad & Tobago 0.1%

Heritage Petroleum Co. Ltd.,
Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	209,063

Turkey 0.1%

Aydem Yenilenebilir Enerji A/S,
Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	193,188

Ukraine 0.1%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	420	293,587
State Savings Bank of Ukraine Via SSB #1 PLC,
Sr. Unsec’d. Notes	9.625	03/20/25		20	18,610

					312,197

United Arab Emirates 1.8%

Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	184,000
Sr. Sec’d. Notes	4.600	11/02/47		400	345,000
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	155,438
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		660	606,375
DP World Ltd.,
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		1,670	1,762,894
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes	2.160	03/31/34		178	149,227
Sr. Sec’d. Notes, 144A	2.940	09/30/40		916	704,578
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53		200	178,687
Gtd. Notes, EMTN	3.700	11/07/49		240	171,525

					4,257,724

Venezuela 0.1%

Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	24,600
Gtd. Notes	6.000	05/16/24(d)		45	5,445

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Venezuela (cont’d.)

Petroleos de Venezuela SA, (cont’d.)
Gtd. Notes	6.000%	11/15/26(d)		65	$7,930
Sr. Sec’d. Notes	8.500	10/27/20(d)		205	160,413

					198,388

Vietnam 0.2%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes	5.125	05/07/29		461	439,817

TOTAL CORPORATE BONDS
(cost $56,470,376)					51,909,639

SOVEREIGN BONDS 73.1%

Angola 2.3%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		2,180	2,055,330
Sr. Unsec’d. Notes	8.750	04/14/32		500	452,344
Sr. Unsec’d. Notes	9.375	05/08/48		1,000	850,000
Sr. Unsec’d. Notes	9.500	11/12/25		1,105	1,126,547
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,000	912,500

					5,396,721

Argentina 2.1%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000	12/15/35		16,368	409,200
Sr. Unsec’d. Notes	0.000	12/15/35(d)	EUR	15,000	842,341
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,981	1,142,957
Sr. Unsec’d. Notes	1.000	07/09/29		544	320,848
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		1,367	597,460
Sr. Unsec’d. Notes	3.625(cc)	07/09/35		1,772	809,736
Sr. Unsec’d. Notes	3.625(cc)	07/09/46		335	159,795
Sr. Unsec’d. Notes	4.250(cc)	01/09/38		1,217	616,952

					4,899,289

Bahrain 1.6%

Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		800	795,960
Sr. Unsec’d. Notes	7.000	10/12/28		950	964,820
Sr. Unsec’d. Notes	7.375	05/14/30		1,070	1,095,359

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Bahrain (cont’d.)

Bahrain Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.500%	09/20/47	400	$369,000
Sr. Unsec’d. Notes, 144A	7.500	02/12/36	325	322,887
Sr. Unsec’d. Notes, EMTN	6.250	01/25/51	200	160,250

				3,708,276

Brazil 3.1%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28	114	112,290
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30	1,285	1,127,587
Sr. Unsec’d. Notes	5.000	01/27/45	1,631	1,227,327
Sr. Unsec’d. Notes	5.625	01/07/41	845	727,968
Sr. Unsec’d. Notes	6.000	10/20/33	1,495	1,426,977
Sr. Unsec’d. Notes	6.250	03/18/31	210	208,005
Sr. Unsec’d. Notes	7.125	01/20/37	585	602,843
Sr. Unsec’d. Notes	7.125	05/13/54	1,025	977,850
Sr. Unsec’d. Notes	8.250	01/20/34	763	849,219

				7,260,066

Cameroon 0.1%

Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	9.500	11/19/25	267	262,189

Chile 0.5%

Chile Government International Bond,
Sr. Unsec’d. Notes	2.550	07/27/33	370	290,912
Sr. Unsec’d. Notes	2.750	01/31/27	220	204,119
Sr. Unsec’d. Notes	3.100	01/22/61	200	117,000
Sr. Unsec’d. Notes	3.250	09/21/71	200	117,313
Sr. Unsec’d. Notes	4.000	01/31/52	235	174,194
Sr. Unsec’d. Notes	4.340	03/07/42	280	232,575

				1,136,113

Colombia 3.2%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	1,518	1,214,400
Sr. Unsec’d. Notes	3.875	04/25/27	870	805,620
Sr. Unsec’d. Notes	4.500	03/15/29	1,300	1,162,200
Sr. Unsec’d. Notes	5.000	06/15/45	400	274,000

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Colombia (cont’d.)

Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.200%	05/15/49	802	$550,974
Sr. Unsec’d. Notes	5.625	02/26/44	710	530,370
Sr. Unsec’d. Notes	6.125	01/18/41	730	597,140
Sr. Unsec’d. Notes	7.500	02/02/34	840	822,780
Sr. Unsec’d. Notes	8.000	04/20/33	910	924,105
Sr. Unsec’d. Notes	8.750	11/14/53	500	513,000
Sr. Unsec’d. Notes	10.375	01/28/33	200	233,638

				7,628,227

Congo (Republic) 0.1%

Congolese International Bond,
Sr. Unsec’d. Notes	6.000	06/30/29	208	174,143

Costa Rica 1.4%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25	200	195,987
Sr. Unsec’d. Notes	6.125	02/19/31	650	644,475
Sr. Unsec’d. Notes	6.550	04/03/34	330	333,135
Sr. Unsec’d. Notes	7.000	04/04/44	400	405,625
Sr. Unsec’d. Notes, 144A	6.550	04/03/34	465	469,418
Unsec’d. Notes, 144A	7.300	11/13/54	1,087	1,130,480

				3,179,120

Dominican Republic 3.7%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	1,691	1,507,526
Sr. Unsec’d. Notes	4.875	09/23/32	190	166,369
Sr. Unsec’d. Notes	5.300	01/21/41	400	328,375
Sr. Unsec’d. Notes	5.500	02/22/29	883	840,230
Sr. Unsec’d. Notes	5.875	01/30/60	270	220,303
Sr. Unsec’d. Notes	5.950	01/25/27	705	691,605
Sr. Unsec’d. Notes	6.000	07/19/28	1,115	1,090,261
Sr. Unsec’d. Notes	6.400	06/05/49	1,020	917,490
Sr. Unsec’d. Notes	6.850	01/27/45	610	580,453
Sr. Unsec’d. Notes	6.875	01/29/26	300	300,450
Sr. Unsec’d. Notes	7.450	04/30/44	720	733,050
Sr. Unsec’d. Notes, 144A	5.300	01/21/41	150	123,141

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic (cont’d.)

Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	02/22/29		1,010	$961,078
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	166,228

					8,626,559

Ecuador 1.8%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	2.500(cc)	07/31/40		1,177	584,403
Sr. Unsec’d. Notes	6.000(cc)	07/31/30		960	671,837
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	97,023
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/40		1,511	750,278
Sr. Unsec’d. Notes, 144A	3.500(cc)	07/31/35		1,825	994,684
Sr. Unsec’d. Notes, 144A	6.000(cc)	07/31/30		1,560	1,091,354

					4,189,579

Egypt 2.8%

Egypt Government International Bond,
Sr. Unsec’d. Notes	5.800	09/30/27		1,155	1,027,228
Sr. Unsec’d. Notes	7.500	01/31/27		200	189,250
Sr. Unsec’d. Notes	7.625	05/29/32		1,310	1,087,709
Sr. Unsec’d. Notes	7.903	02/21/48		200	145,438
Sr. Unsec’d. Notes	8.500	01/31/47		700	534,310
Sr. Unsec’d. Notes	8.700	03/01/49		850	660,301
Sr. Unsec’d. Notes	8.875	05/29/50		400	314,360
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	318,498
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	190,079
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	194,642
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	540	530,718
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	450	383,592
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	300	259,198
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		850	765,531

					6,600,854

El Salvador 1.0%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27		518	457,653
Sr. Unsec’d. Notes	7.625	02/01/41		150	102,225
Sr. Unsec’d. Notes	7.650	06/15/35		57	41,076
Sr. Unsec’d. Notes	8.250	04/10/32		275	218,625
Sr. Unsec’d. Notes	8.625	02/28/29(a)		827	722,074

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

El Salvador (cont’d.)

El Salvador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	0.250%	04/17/30	930	$25,575
Sr. Unsec’d. Notes, 144A	9.250	04/17/30	930	830,850

				2,398,078

Gabon 0.6%

Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31	800	628,000
Sr. Unsec’d. Notes	6.950	06/16/25	765	736,073
Sr. Unsec’d. Notes	7.000	11/24/31	200	157,500

				1,521,573

Ghana 1.2%

Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30	400	260,000
Sr. Unsec’d. Notes	6.375	02/11/27(d)	450	216,281
Sr. Unsec’d. Notes	7.625	05/16/29(d)	400	193,250
Sr. Unsec’d. Notes	7.750	04/07/29(d)	650	314,031
Sr. Unsec’d. Notes	7.875	03/26/27(a)(d)	750	362,175
Sr. Unsec’d. Notes	7.875	02/11/35(d)	800	387,000
Sr. Unsec’d. Notes	8.125	01/18/26(a)(d)	600	298,312
Sr. Unsec’d. Notes	8.750	03/11/61(d)	200	96,563
Sr. Unsec’d. Notes	8.875	05/07/42	200	96,188
Sr. Unsec’d. Notes	8.950	03/26/51(d)	870	422,211
Sr. Unsec’d. Notes, 144A	8.950	03/26/51(a)(d)	205	99,486

				2,745,497

Guatemala 1.1%

Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33	200	157,687
Sr. Unsec’d. Notes	4.875	02/13/28	400	376,625
Sr. Unsec’d. Notes	6.125	06/01/50	850	743,750
Sr. Unsec’d. Notes	7.050	10/04/32	800	817,250
Sr. Unsec’d. Notes, 144A	4.650	10/07/41	200	151,313
Unsec’d. Notes	5.250	08/10/29	430	404,872

				2,651,497

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Honduras 0.2%

Honduras Government International Bond, Sr. Unsec’d. Notes	6.250%	01/19/27		400	$378,400

Hungary 2.9%

Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125	09/21/51		440	260,546
Sr. Unsec’d. Notes	5.250	06/16/29		200	193,500
Sr. Unsec’d. Notes	6.125	05/22/28		812	818,902
Sr. Unsec’d. Notes	6.250	09/22/32		220	221,650
Sr. Unsec’d. Notes	7.625	03/29/41		760	843,961
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		740	715,950
Sr. Unsec’d. Notes, 144A	5.500	03/26/36		1,220	1,139,358
Sr. Unsec’d. Notes, 144A	6.125	05/22/28		500	504,250
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		1,235	1,244,262
Sr. Unsec’d. Notes, 144A	6.750	09/25/52		220	226,325
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, 144A	6.125	12/04/27		600	600,000

					6,768,704

India 0.2%

Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	351,625
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	161,118

					512,743

Indonesia 2.5%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	440	369,638
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	89,478
Sr. Unsec’d. Notes	3.550	03/31/32		200	174,875
Sr. Unsec’d. Notes	4.300	03/31/52		400	319,875
Sr. Unsec’d. Notes	4.650	09/20/32		590	555,153
Sr. Unsec’d. Notes	5.450	09/20/52		400	381,044
Sr. Unsec’d. Notes	5.650	01/11/53		200	195,875
Sr. Unsec’d. Notes	6.625	02/17/37		150	163,266
Sr. Unsec’d. Notes	7.750	01/17/38		690	826,922
Sr. Unsec’d. Notes	8.500	10/12/35		400	496,125
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	315,647
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	370	393,259
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	176,875
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	187,750

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  23

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.250%	01/17/42		400	$383,125
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	111,906
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		600	569,812
Sr. Unsec’d. Notes, 144A	4.700	06/06/32		205	194,686

					5,905,311

Ivory Coast 1.6%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,360	1,320,114
Sr. Unsec’d. Notes	5.750	12/31/32		81	74,516
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,150	1,106,945
Sr. Unsec’d. Notes	6.375	03/03/28		200	194,105
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	250	223,445
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		515	492,469
Sr. Unsec’d. Notes, 144A	8.250	01/30/37		400	382,000

					3,793,594

Jamaica 0.6%

Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		500	509,688
Sr. Unsec’d. Notes	7.875	07/28/45		400	458,625
Sr. Unsec’d. Notes	8.000	03/15/39		320	370,200

					1,338,513

Jordan 0.7%

Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	189,875
Sr. Unsec’d. Notes	6.125	01/29/26		200	193,875
Sr. Unsec’d. Notes	7.375	10/10/47		400	341,000
Sr. Unsec’d. Notes	7.750	01/15/28		550	548,625
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	202,053
Sr. Unsec’d. Notes, 144A	7.750	01/15/28		220	219,450

					1,694,878

Kazakhstan 0.1%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		200	219,125

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Kenya 0.4%

Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000%	05/22/27	400	$385,440
Sr. Unsec’d. Notes, 144A	9.750	02/16/31	465	466,308

				851,748

Lebanon 0.1%

Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)	191	12,129
Sr. Unsec’d. Notes	6.650	04/22/24(d)	172	10,922
Sr. Unsec’d. Notes	6.750	11/29/27(d)	170	10,795
Sr. Unsec’d. Notes	6.850	03/23/27(d)	30	1,905
Sr. Unsec’d. Notes	7.000	04/22/31(d)	115	7,303
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	75	4,763
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	20,937
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	15,312
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	20,672
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	13,750
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	15,625
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	45,402
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	26,322

				205,837

Mexico 2.3%

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659	05/24/31	465	377,377
Sr. Unsec’d. Notes	3.250	04/16/30	270	234,141
Sr. Unsec’d. Notes	3.500	02/12/34	270	216,270
Sr. Unsec’d. Notes	3.750	01/11/28	320	299,000
Sr. Unsec’d. Notes	4.600	02/10/48	300	227,438
Sr. Unsec’d. Notes	4.875	05/19/33	550	502,734
Sr. Unsec’d. Notes	5.400	02/09/28	350	345,953
Sr. Unsec’d. Notes	6.000	05/07/36	605	582,010
Sr. Unsec’d. Notes	6.338	05/04/53	290	270,425
Sr. Unsec’d. Notes	6.350	02/09/35	250	248,906
Sr. Unsec’d. Notes	6.400	05/07/54	400	375,400
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110	358	296,804
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	140	110,670
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	930	885,534

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  25

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)

Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, Series A, MTN	6.750%	09/27/34	203	$209,851
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33	130	142,797

				5,325,310

Mongolia 0.2%

Mongolia Government International Bond,
Sr. Unsec’d. Notes	8.650	01/19/28	200	206,063
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	200	202,272

				408,335

Montenegro 0.1%

Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	7.250	03/12/31	200	200,313

Morocco 0.8%

Morocco Government International Bond,
Sr. Unsec’d. Notes	2.375	12/15/27	200	175,400
Sr. Unsec’d. Notes	4.000	12/15/50	400	263,500
Sr. Unsec’d. Notes	6.500	09/08/33	400	400,500
Sr. Unsec’d. Notes, 144A	5.950	03/08/28	330	327,360
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	595	595,744

				1,762,504

Mozambique 0.4%

Mozambique International Bond,
Unsec’d. Notes	9.000	09/15/31	1,040	868,400

Nigeria 1.4%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	200	175,687
Sr. Unsec’d. Notes	7.696	02/23/38	200	157,500
Sr. Unsec’d. Notes	7.875	02/16/32	400	350,000
Sr. Unsec’d. Notes	8.747	01/21/31	400	376,440
Sr. Unsec’d. Notes	9.248	01/21/49	200	178,000
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	157,500
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	165,500
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	900	830,610

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Nigeria (cont’d.)

Nigeria Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	8.250%	09/28/51	250	$196,016
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	800	758,200

				3,345,453

Oman 2.8%

Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	410	400,242
Sr. Unsec’d. Notes	5.375	03/08/27	930	912,795
Sr. Unsec’d. Notes	5.625	01/17/28	1,480	1,456,024
Sr. Unsec’d. Notes	6.500	03/08/47	1,025	994,045
Sr. Unsec’d. Notes	6.750	10/28/27	800	818,250
Sr. Unsec’d. Notes	7.000	01/25/51	600	612,937
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	197,830
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	1,200	1,201,125

				6,593,248

Pakistan 1.2%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	1,200	1,026,132
Sr. Unsec’d. Notes	8.250	09/30/25	500	475,055
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	158,688
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	810	729,506
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	650	515,734

				2,905,115

Panama 1.9%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	200	162,600
Sr. Unsec’d. Notes	3.298	01/19/33	200	149,313
Sr. Unsec’d. Notes	4.500	04/16/50	850	546,125
Sr. Unsec’d. Notes	4.500	04/01/56	1,092	678,405
Sr. Unsec’d. Notes	4.500	01/19/63	200	122,375
Sr. Unsec’d. Notes	6.700	01/26/36	695	653,083
Sr. Unsec’d. Notes	6.853	03/28/54	215	187,386
Sr. Unsec’d. Notes	7.500	03/01/31	1,420	1,439,969
Sr. Unsec’d. Notes	7.875	03/01/57	200	196,250

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  27

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Panama (cont’d.)

Panama Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.000%	03/01/38		200	$204,062
Sr. Unsec’d. Notes	9.375	04/01/29		165	180,056

					4,519,624

Papua New Guinea 0.2%

Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28		220	206,731
Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	187,938

					394,669

Paraguay 0.6%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27		200	191,900
Sr. Unsec’d. Notes	4.950	04/28/31		200	187,625
Sr. Unsec’d. Notes	6.100	08/11/44		700	646,187
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	166,563
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		200	194,875

					1,387,150

Peru 1.6%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		490	258,628
Sr. Unsec’d. Notes	2.783	01/23/31		1,050	874,125
Sr. Unsec’d. Notes	3.000	01/15/34		1,055	828,505
Sr. Unsec’d. Notes	3.230	07/28/2121		110	57,991
Sr. Unsec’d. Notes	3.600	01/15/72		515	313,506
Sr. Unsec’d. Notes	5.625	11/18/50		502	465,762
Sr. Unsec’d. Notes	6.550	03/14/37		225	233,226
Sr. Unsec’d. Notes	8.750	11/21/33		670	797,928

					3,829,671

Philippines 1.6%

Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	265	199,998
Sr. Unsec’d. Notes	2.650	12/10/45		200	123,250
Sr. Unsec’d. Notes	3.200	07/06/46		200	135,522
Sr. Unsec’d. Notes	3.556	09/29/32		300	260,906
Sr. Unsec’d. Notes	3.700	03/01/41		600	468,938

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines (cont’d.)

Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.950%	01/20/40		450	$366,891
Sr. Unsec’d. Notes	4.200	03/29/47		700	557,375
Sr. Unsec’d. Notes	5.000	07/17/33		770	744,494
Sr. Unsec’d. Notes	5.609	04/13/33		200	201,625
Sr. Unsec’d. Notes	6.375	10/23/34		200	213,625
Sr. Unsec’d. Notes	7.750	01/14/31		420	472,762

					3,745,386

Poland 0.6%

Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	5.500	04/04/53		785	742,696
Sr. Unsec’d. Notes	5.500	03/18/54		580	546,041
Sr. Unsec’d. Notes	5.750	11/16/32		230	233,910

					1,522,647

Qatar 2.3%

Qatar Government International Bond,
Sr. Unsec’d. Notes	3.750	04/16/30		1,000	934,650
Sr. Unsec’d. Notes	4.500	04/23/28		500	490,781
Sr. Unsec’d. Notes	4.625	06/02/46		330	287,822
Sr. Unsec’d. Notes	4.817	03/14/49		220	194,282
Sr. Unsec’d. Notes	5.103	04/23/48		2,210	2,038,725
Sr. Unsec’d. Notes	6.400	01/20/40		100	108,688
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		1,340	1,183,354
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	184,500

					5,422,802

Romania 2.8%

Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		180	146,192
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	507,650
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		1,080	1,092,301
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	492,937
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		426	456,118
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		1,022	976,291
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	207,757
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	960	938,389
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	394,989
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	362,074

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  29

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)

Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.000%	09/27/26	EUR	490	$534,629
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	76,422
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	370	424,153

					6,609,902

Russia 0.1%

Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32(d)	EUR	300	145,052

Saudi Arabia 2.5%

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.000	01/16/34		385	370,851
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	357,875
Sr. Unsec’d. Notes, 144A	5.750	01/16/54		365	340,363
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	508,800
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		2,500	2,031,250
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,470	1,208,707
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	691,480
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	429,450

					5,938,776

Senegal 0.5%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	570	556,598
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	685	539,822
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	100	78,806

					1,175,226

Serbia 1.6%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,235	1,102,171
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,045	823,425
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	178,969
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		600	600,375
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		830	827,925
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	230	206,260

					3,739,125

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

South Africa 1.5%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300%	10/12/28	200	$178,000
Sr. Unsec’d. Notes	4.850	09/30/29	1,000	890,000
Sr. Unsec’d. Notes	5.750	09/30/49	1,550	1,100,500
Sr. Unsec’d. Notes	5.875	06/22/30	340	312,800
Sr. Unsec’d. Notes	5.875	04/20/32	600	533,250
Sr. Unsec’d. Notes	7.300	04/20/52	680	573,750

				3,588,300

Sri Lanka 1.1%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)	400	225,544
Sr. Unsec’d. Notes	6.200	05/11/27(d)	600	339,066
Sr. Unsec’d. Notes	6.350	06/28/24(d)	630	356,739
Sr. Unsec’d. Notes	6.750	04/18/28(d)	240	135,026
Sr. Unsec’d. Notes	6.825	07/18/26(d)	1,150	656,219
Sr. Unsec’d. Notes	6.850	11/03/25(d)	350	201,289
Sr. Unsec’d. Notes	7.550	03/28/30(d)	440	247,638
Sr. Unsec’d. Notes	7.850	03/14/29(d)	250	140,965
Sr. Unsec’d. Notes, 144A	6.750	04/18/28(d)	200	112,522
Sr. Unsec’d. Notes, 144A	6.850	03/14/24(d)	205	115,591

				2,530,599

Turkey 4.3%

Turkiye Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26	400	386,250
Sr. Unsec’d. Notes	4.750	01/26/26	495	482,922
Sr. Unsec’d. Notes	4.875	10/09/26	620	600,819
Sr. Unsec’d. Notes	5.250	03/13/30	810	728,241
Sr. Unsec’d. Notes	5.750	05/11/47	600	445,032
Sr. Unsec’d. Notes	5.950	01/15/31	400	366,000
Sr. Unsec’d. Notes	6.000	03/25/27	440	432,289
Sr. Unsec’d. Notes	6.000	01/14/41	200	161,375
Sr. Unsec’d. Notes	6.125	10/24/28(a)	920	893,366
Sr. Unsec’d. Notes	6.875	03/17/36	699	648,322
Sr. Unsec’d. Notes	7.625	05/15/34	360	356,063
Sr. Unsec’d. Notes	9.125	07/13/30	1,245	1,339,542
Sr. Unsec’d. Notes	9.375	03/14/29	1,831	1,984,346

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  31

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Turkey (cont’d.)

Turkiye Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	9.375%	01/19/33		600	$661,500
Sr. Unsec’d. Notes	9.875	01/15/28		629	690,721

					10,176,788

Ukraine 1.1%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	760	189,385
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	580	163,657
Sr. Unsec’d. Notes	7.253	03/15/35(d)		250	61,350
Sr. Unsec’d. Notes	7.375	09/25/34(d)		200	49,420
Sr. Unsec’d. Notes	7.750	09/01/25(d)		300	93,750
Sr. Unsec’d. Notes	7.750	09/01/26(d)		1,030	295,610
Sr. Unsec’d. Notes	7.750	09/01/27(d)		1,920	541,440
Sr. Unsec’d. Notes	7.750	09/01/28(d)		1,520	426,284
Sr. Unsec’d. Notes	7.750	09/01/29(d)		520	145,080
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	63,000
Sr. Unsec’d. Notes	9.750	11/01/30(d)		1,665	497,003
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	100	24,919
Ukreximbank Via Biz Finance PLC,
Sr. Unsec’d. Notes	9.750	01/22/25		25	23,125

					2,574,023

United Arab Emirates 1.4%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		800	525,000
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		500	328,125
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	150,687
Emirate of Dubai Government International Bonds,
Sr. Unsec’d. Notes, EMTN	5.250	01/30/43(a)		1,390	1,276,194
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	6.500	11/23/32		200	202,325
Sr. Unsec’d. Notes, 144A	6.500	11/23/32		355	359,128
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50		400	248,375
Sr. Unsec’d. Notes, MTN	4.000	07/28/50		200	124,188

					3,214,022

Uruguay 1.4%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45		120	100,320

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Uruguay (cont’d.)

Uruguay Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.975%	04/20/55	800	$704,400
Sr. Unsec’d. Notes	5.100	06/18/50	1,104	1,004,088
Sr. Unsec’d. Notes	7.625	03/21/36	870	1,014,366
Sr. Unsec’d. Notes, Cash coupon 7.875%	7.875	01/15/33	435	506,639

				3,329,813

Venezuela 0.2%

Venezuela Government International Bond,
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,670	349,030
Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	37,620

				386,650

Zambia 0.7%

Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)	1,610	1,183,591
Sr. Unsec’d. Notes	8.970	07/30/27(d)	600	435,000
Unsec’d. Notes	5.375	09/20/22(d)	200	131,570

				1,750,161

TOTAL SOVEREIGN BONDS (cost $183,296,539)				171,435,698

U.S. TREASURY OBLIGATION(h) 0.1%
U.S. Treasury Notes
(cost $265,087)	4.250	09/30/24	265	263,748

			Shares

COMMON STOCK 0.0%

Jamaica
Digicel International Finance Ltd.
(original Cost $1,536; purchased 01/30/24 - 02/08/24)*^(f)
(cost $1,536)			853	1,834

TOTAL LONG-TERM INVESTMENTS (cost $240,036,383)				223,612,011

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  33

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 4.2%

AFFILIATED MUTUAL FUNDS 4.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	6,673,524	$6,673,524
PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $3,267,954; includes $3,254,183 of cash collateral for securities on loan)(b)(wb)	3,269,805	3,268,170

TOTAL AFFILIATED MUTUAL FUNDS
(cost $9,941,478)		9,941,694

OPTIONS PURCHASED*~ 0.0%
(cost $59,639)		27,180

TOTAL SHORT-TERM INVESTMENTS
(cost $10,001,117)		9,968,874

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.5%
(cost $250,037,500)		233,580,885

OPTIONS WRITTEN*~ (0.1)%
(premiums received $223,630)		(198,338)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.4%
(cost $249,813,870)		233,382,547
Other assets in excess of liabilities(z) 0.6%		1,384,532

NET ASSETS 100.0%		$234,767,079

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

See Notes to Financial Statements.

34

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,834 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,114,364; cash collateral of $3,254,183 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  35

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $134,869. The aggregate value of $149,741 is 0.1% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	05/08/24	4.50	—	EUR	1,191	$16
Currency Option USD vs BRL	Call	CITI	05/23/24	6.00	—		585	34
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25	—		1,176	13,325
Currency Option USD vs MXN	Call	BOA	05/20/24	20.00	—		585	80
Currency Option USD vs MXN	Call	BOA	05/21/24	21.00	—		585	33
Currency Option USD vs MXN	Call	BOA	05/21/24	21.00	—		351	20
Currency Option USD vs TRY	Call	BOA	05/15/24	34.50	—		1,181	1,107
Currency Option USD vs ZAR	Call	CITI	06/25/24	19.80	—		1,413	12,470
Currency Option USD vs BRL	Put	MSI	05/23/24	4.50	—		1,423	—
Currency Option USD vs CLP	Put	CITI	05/17/24	850.00	—		585	2
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00	—		1,176	72
Currency Option USD vs COP	Put	MSI	05/06/24	3,400.00	—		1,160	—
Currency Option USD vs COP	Put	DB	05/15/24	3,500.00	—		581	—
Currency Option USD vs COP	Put	CITI	05/21/24	3,500.00	—		585	3

See Notes to Financial Statements.

36

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs COP	Put	CITI	05/28/24	3,500.00	—	1,170	$12
Currency Option USD vs ZAR	Put	CITI	05/16/24	17.00	—	292	1
Currency Option USD vs ZAR	Put	MSI	05/30/24	16.00	—	1,190	2
Currency Option USD vs ZAR	Put	CITI	06/25/24	15.00	—	1,413	3

Total Options Purchased (cost $59,639)							$27,180

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	DB	05/08/24	4.28	—	EUR 1,191	$(12,335)
Currency Option USD vs BRL	Call	CITI	05/23/24	5.25	—	585	(4,176)
Currency Option USD vs MXN	Call	BOA	05/20/24	17.10	—	585	(7,338)
Currency Option USD vs MXN	Call	BOA	05/21/24	17.35	—	585	(4,419)
Currency Option USD vs MXN	Call	BOA	05/21/24	17.70	—	351	(1,316)
Currency Option USD vs TRY	Call	BOA	05/15/24	33.25	—	1,181	(4,886)
Currency Option USD vs BRL	Put	MSI	05/23/24	5.10	—	1,423	(4,535)
Currency Option USD vs CLP	Put	CITI	05/17/24	940.00	—	585	(2,211)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—	1,176	(5,432)
Currency Option USD vs COP	Put	MSI	05/06/24	4,100.00	—	1,160	(49,287)
Currency Option USD vs COP	Put	DB	05/15/24	3,865.00	—	581	(1,598)
Currency Option USD vs COP	Put	CITI	05/21/24	3,900.00	—	585	(3,973)
Currency Option USD vs COP	Put	CITI	05/28/24	3,950.00	—	585	(8,400)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  37

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs COP	Put	CITI	05/28/24	4,000.00	—	585	$(13,084)
Currency Option USD vs ZAR	Put	MSI	05/30/24	19.50	—	1,190	(47,715)
Currency Option USD vs ZAR	Put	CITI	06/25/24	18.80	—	1,413	(27,633)

Total Options Written (premiums received $223,630)							$(198,338)

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
100	2 Year U.S. Treasury Notes	Jun. 2024	$20,265,625	$(207,402)
49	10 Year U.S. Treasury Notes	Jun. 2024	5,264,438	(141,581)
25	10 Year U.S. Ultra Treasury Notes	Jun. 2024	2,755,469	(97,831)
16	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	1,913,000	(104,331)

				(551,145)

Short Positions:
38	5 Year Euro-Bobl	Jun. 2024	4,721,656	43,159
42	5 Year U.S. Treasury Notes	Jun. 2024	4,399,172	67,593
39	10 Year Euro-Bund	Jun. 2024	5,414,034	80,048
8	20 Year U.S. Treasury Bonds	Jun. 2024	910,500	46,238
17	Euro Schatz Index	Jun. 2024	1,906,948	9,484

				246,522

				$(304,623)

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	CITI	BRL	14,660	$2,932,116	$2,822,211	$—	$(109,905)
Expiring 06/04/24	DB	BRL	13,183	2,559,319	2,530,925	—	(28,394)
Chilean Peso,
Expiring 06/21/24	CITI	CLP	305,314	322,500	317,865	—	(4,635)
Expiring 06/21/24	CITI	CLP	303,924	322,500	316,419	—	(6,081)

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/21/24	MSI	CLP	591,938	$625,000	$616,272	$—	$(8,728)
Chinese Renminbi,
Expiring 06/20/24	HSBC	CNH	7,842	1,083,000	1,083,800	800	—
Colombian Peso,
Expiring 05/03/24	CITI	COP	2,350,250	595,000	598,768	3,768	—
Expiring 06/20/24	BNP	COP	1,768,807	446,630	447,351	721	—
Expiring 06/20/24	BOA	COP	2,261,319	574,000	571,913	—	(2,087)
Expiring 06/20/24	CITI	COP	5,213,334	1,308,962	1,318,511	9,549	—
Expiring 06/20/24	UAG	COP	2,609,478	662,000	659,966	—	(2,034)
Czech Koruna,
Expiring 07/19/24	MSI	CZK	15,666	667,000	665,062	—	(1,938)
Euro,
Expiring 05/07/24	CITI	EUR	1,796	1,926,368	1,917,215	—	(9,153)
Expiring 07/19/24	HSBC	EUR	272	291,982	291,296	—	(686)
Hungarian Forint,
Expiring 07/19/24	CITI	HUF	243,968	656,000	662,642	6,642	—
Expiring 07/19/24	JPM	HUF	227,498	618,000	617,907	—	(93)
Indian Rupee,
Expiring 06/20/24	BOA	INR	93,393	1,118,000	1,116,629	—	(1,371)
Expiring 06/20/24	BOA	INR	84,545	1,013,000	1,010,840	—	(2,160)
Expiring 06/20/24	HSBC	INR	95,122	1,137,000	1,137,297	297	—
Expiring 06/20/24	JPM	INR	142,395	1,713,981	1,702,508	—	(11,473)
Expiring 06/20/24	JPM	INR	84,359	1,010,000	1,008,612	—	(1,388)
Expiring 06/20/24	MSI	INR	86,446	1,036,000	1,033,568	—	(2,432)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	9,034,968	582,000	554,817	—	(27,183)
Expiring 06/20/24	MSI	IDR	64,138,783	4,130,205	3,938,616	—	(191,589)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	57,348	3,388,033	3,320,565	—	(67,468)
Expiring 06/20/24	BOA	MXN	12,843	759,000	743,650	—	(15,350)
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	34,334	1,078,000	1,053,006	—	(24,994)
Expiring 06/20/24	BOA	TWD	32,650	1,024,000	1,001,357	—	(22,643)
Expiring 06/20/24	HSBC	TWD	31,153	981,000	955,426	—	(25,574)
Expiring 06/20/24	MSI	TWD	40,439	1,277,000	1,240,236	—	(36,764)
Expiring 06/20/24	MSI	TWD	37,041	1,160,000	1,136,032	—	(23,968)
Expiring 06/20/24	SCB	TWD	35,543	1,130,000	1,090,076	—	(39,924)
Peruvian Nuevo Sol,
Expiring 06/20/24	BOA	PEN	259	70,000	68,824	—	(1,176)
Expiring 06/20/24	SCB	PEN	3,096	837,917	821,964	—	(15,953)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	151,021	2,726,262	2,611,846	—	(114,416)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  39

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/20/24	CITI	PHP	45,170	$798,000	$781,200	$—	$(16,800)
Expiring 06/20/24	CITI	PHP	27,914	487,582	482,761	—	(4,821)
Expiring 06/20/24	HSBC	PHP	27,947	489,418	483,338	—	(6,080)
Expiring 06/20/24	JPM	PHP	64,680	1,141,000	1,118,619	—	(22,381)
Expiring 06/20/24	MSI	PHP	177,286	3,203,430	3,066,079	—	(137,351)
Expiring 06/20/24	SCB	PHP	71,520	1,265,000	1,236,905	—	(28,095)
Expiring 06/20/24	SCB	PHP	53,100	959,000	918,346	—	(40,654)
Polish Zloty,
Expiring 07/19/24	BARC	PLN	1,920	482,869	472,976	—	(9,893)
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	343	256,000	251,703	—	(4,297)
South African Rand,
Expiring 06/20/24	BNP	ZAR	41,574	2,204,800	2,199,806	—	(4,994)
Expiring 06/20/24	CITI	ZAR	1,812	94,000	95,898	1,898	—
Expiring 06/20/24	GSI	ZAR	36,794	1,960,700	1,946,860	—	(13,840)
South Korean Won,
Expiring 06/20/24	BOA	KRW	771,484	583,000	558,027	—	(24,973)
Thai Baht,
Expiring 06/20/24	MSI	THB	21,119	583,000	572,152	—	(10,848)

				$56,269,574	$55,168,662	23,675	(1,124,587)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	CITI	BRL	1,477	$296,000	$284,401	$11,599	$—
Expiring 05/03/24	DB	BRL	13,183	2,566,219	2,537,809	28,410	—
British Pound,
Expiring 07/19/24	SCB	GBP	102	130,039	127,890	2,149	—
Chilean Peso,
Expiring 06/21/24	MSI	CLP	896,256	913,000	933,101	—	(20,101)
Expiring 06/21/24	MSI	CLP	545,961	559,000	568,405	—	(9,405)
Expiring 06/21/24	TD	CLP	842,022	887,740	876,636	11,104	—
Chinese Renminbi,
Expiring 06/20/24	CITI	CNH	9,277	1,281,000	1,282,203	—	(1,203)
Expiring 06/20/24	HSBC	CNH	13,195	1,823,244	1,823,672	—	(428)
Colombian Peso,
Expiring 05/03/24	DB	COP	2,350,250	595,000	598,768	—	(3,768)
Expiring 06/20/24	BNP	COP	3,665,559	937,000	927,061	9,939	—

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/20/24	BOA	COP	2,509,613	$648,000	$634,709	$13,291	$—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	59,291	2,511,856	2,517,077	—	(5,221)
Expiring 07/19/24	BARC	CZK	15,267	643,000	648,145	—	(5,145)
Expiring 07/19/24	CITI	CZK	25,434	1,076,044	1,079,738	—	(3,694)
Expiring 07/19/24	MSI	CZK	41,025	1,723,278	1,741,630	—	(18,352)
Euro,
Expiring 07/19/24	BNP	EUR	4,715	5,037,586	5,049,102	—	(11,516)
Expiring 07/19/24	BOA	EUR	4,496	4,854,784	4,814,449	40,335	—
Expiring 07/19/24	HSBC	EUR	549	585,967	587,948	—	(1,981)
Expiring 07/19/24	HSBC	EUR	272	292,381	291,296	1,085	—
Expiring 07/19/24	SSB	EUR	4,073	4,442,033	4,361,988	80,045	—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	375,273	1,007,416	1,019,277	—	(11,861)
Expiring 07/19/24	GSI	HUF	789,204	2,182,881	2,143,556	39,325	—
Expiring 07/19/24	GSI	HUF	375,273	1,006,767	1,019,277	—	(12,510)
Expiring 07/19/24	HSBC	HUF	208,986	573,428	567,626	5,802	—
Indian Rupee,
Expiring 06/20/24	JPM	INR	87,454	1,052,000	1,045,625	6,375	—
Expiring 06/20/24	JPM	INR	85,724	1,031,000	1,024,937	6,063	—
Expiring 06/20/24	JPM	INR	84,386	1,010,000	1,008,933	1,067	—
Indonesian Rupiah,
Expiring 06/20/24	CITI	IDR	6,650,910	420,000	408,417	11,583	—
Expiring 06/20/24	MSI	IDR	16,823,180	1,034,000	1,033,073	927	—
Mexican Peso,
Expiring 06/20/24	BOA	MXN	10,236	591,000	592,709	—	(1,709)
Expiring 06/20/24	GSI	MXN	14,450	860,000	836,704	23,296	—
Expiring 06/20/24	GSI	MXN	6,388	382,000	369,891	12,109	—
Expiring 06/20/24	JPM	MXN	6,411	382,000	371,213	10,787	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	37,262	1,143,000	1,142,790	210	—
Expiring 06/20/24	BOA	TWD	14,977	460,319	459,330	989	—
Expiring 06/20/24	GSI	TWD	156,472	5,014,178	4,798,885	215,293	—
Expiring 06/20/24	HSBC	TWD	26,221	805,682	804,175	1,507	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	2,024	534,732	537,278	—	(2,546)
Expiring 06/20/24	CITI	PEN	3,424	930,000	908,875	21,125	—
Expiring 06/20/24	CITI	PEN	3,136	837,000	832,415	4,585	—
Philippine Peso,
Expiring 06/20/24	BOA	PHP	53,935	932,000	932,779	—	(779)
Expiring 06/20/24	CITI	PHP	53,644	959,000	927,742	31,258	—
Expiring 06/20/24	HSBC	PHP	58,374	1,013,000	1,009,555	3,445	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  41

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/20/24	SCB	PHP	55,873	$970,000	$966,298	$3,702	$—
Singapore Dollar,
Expiring 06/20/24	BOA	SGD	1,463	1,087,000	1,074,512	12,488	—
Expiring 06/20/24	JPM	SGD	2,504	1,841,000	1,839,038	1,962	—
Expiring 06/20/24	MSI	SGD	2,150	1,614,485	1,578,727	35,758	—
Expiring 06/20/24	MSI	SGD	1,429	1,066,000	1,049,139	16,861	—
Expiring 06/20/24	SSB	SGD	1,683	1,249,000	1,235,628	13,372	—
South Korean Won,
Expiring 06/20/24	CITI	KRW	1,429,434	1,090,655	1,033,934	56,721	—
Expiring 06/20/24	HSBC	KRW	1,512,223	1,130,000	1,093,816	36,184	—
Expiring 06/20/24	HSBC	KRW	1,246,314	927,000	901,480	25,520	—
Expiring 06/20/24	HSBC	KRW	1,088,741	787,000	787,504	—	(504)
Expiring 06/20/24	MSI	KRW	969,579	718,000	701,313	16,687	—
Expiring 06/20/24	MSI	KRW	778,713	583,000	563,256	19,744	—
Thai Baht,
Expiring 06/20/24	CITI	THB	17,461	488,000	473,049	14,951	—
Expiring 06/20/24	GSI	THB	40,105	1,115,000	1,086,549	28,451	—
Expiring 06/20/24	JPM	THB	27,053	762,000	732,936	29,064	—
Expiring 06/20/24	MSI	THB	75,581	2,129,506	2,047,678	81,828	—

				$73,522,220	$72,645,947	986,996	(110,723)

						$1,010,671	$(1,235,310)

Credit default swap agreement outstanding at April 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	11,040	1.236%	$(57,448)	$(50,721)	$6,727

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

See Notes to Financial Statements.

42

amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	4,565	01/04/27	9.957%(T)	1 Day BROIS(2)(T)/ 0.040%	$—	$(24,292)	$(24,292)
BRL	2,676	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(18,816)	(18,816)
BRL	10,979	01/04/27	10.750%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(16,222)	(16,222)
BRL	6,159	01/04/27	10.788%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(3,570)	(3,570)
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.040%	1,927	(265)	(2,192)
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.040%	(44,025)	(69,331)	(25,306)
BRL	3,272	01/02/29	10.373%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(29,264)	(29,264)
BRL	2,968	01/02/29	10.375%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(26,545)	(26,545)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  43

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	3,988	01/02/29	10.960%(T)	1 Day BROIS(1)(T)/ 0.040%	$3,022	$13,348	$10,326
BRL	1,592	01/02/29	11.420%(T)	1 Day BROIS(2)(T)/ 0.040%	—	1,168	1,168
CLP	1,523,050	06/21/26	5.545%(S)	1 Day CLOIS(1)(S)/ 6.500%	—	(7,933)	(7,933)
COP	5,238,410	12/20/25	9.702%(Q)	1 Day COOIS(1)(Q)/ 11.397%	34	(10,498)	(10,532)
COP	835,888	09/20/28	7.440%(Q)	1 Day COOIS(2)(Q)/ 11.397%	(1,728)	(7,870)	(6,142)
COP	951,638	12/20/28	7.865%(Q)	1 Day COOIS(2)(Q)/ 11.397%	—	(5,266)	(5,266)
CZK	19,526	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 5.180%	147	(32,022)	(32,169)
CZK	29,580	03/20/26	4.495%(A)	6 Month PRIBOR(1)(S)/ 5.180%	—	1,995	1,995
CZK	7,500	09/20/33	4.225%(A)	6 Month PRIBOR(2)(S)/ 5.180%	—	6,473	6,473
CZK	7,214	12/20/33	4.290%(A)	6 Month PRIBOR(2)(S)/ 5.180%	—	(1,146)	(1,146)
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 7.280%	(5,615)	15,231	20,846
HUF	258,430	06/19/26	6.880%(A)	6 Month BUBOR(1)(S)/ 7.280%	—	592	592
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 7.280%	—	6,058	6,058
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 3.570%	(3,603)	(972)	2,631
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.570%	27,646	14,766	(12,880)
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.570%	—	(9,330)	(9,330)

See Notes to Financial Statements.

44

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	2,028,148	03/15/28	3.100%(Q)	3 Month KWCDC(1)(Q)/ 3.570%	$56,772	$24,065	$(32,707)
KRW	400,602	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 3.570%	(3,000)	(3,881)	(881)
KRW	842,165	06/19/29	3.390%(Q)	3 Month KWCDC(2)(Q)/ 3.570%	—	(3,610)	(3,610)
MXN	13,205	12/15/27	8.950%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.240%	5,191	(24,196)	(29,387)
MXN	3,279	03/08/28	8.475%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.240%	6,047	9,002	2,955
MXN	13,610	09/13/28	8.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.240%	(7,790)	(33,958)	(26,168)
MXN	10,366	12/13/28	8.570%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.240%	8,363	27,911	19,548
MXN	18,750	03/14/29	8.463%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.240%	—	(55,330)	(55,330)
MXN	9,340	03/14/29	8.484%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.240%	—	(27,111)	(27,111)
MXN	3,166	03/14/29	8.652%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.240%	—	(7,967)	(7,967)
MXN	27,515	06/13/29	9.357%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.240%	4,954	18,511	13,557
MXN	22,410	06/13/29	9.565%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.240%	—	4,413	4,413
MXN	22,694	06/13/29	9.727%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.240%	(4,673)	(3,941)	732
PLN	6,830	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.870%	4,201	(54,611)	(58,812)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  45

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 5.870%	$(10,834)	$2,970	$13,804
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 5.870%	—	(21,323)	(21,323)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 5.870%	1,194	(91,580)	(92,774)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.870%	—	22,975	22,975
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 5.870%	—	13,397	13,397
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 5.870%	197	231	34
PLN	7,428	12/20/28	4.087%(A)	6 Month WIBOR(2)(S)/ 5.870%	(34,738)	(99,000)	(64,262)
PLN	191	06/19/29	4.812%(A)	6 Month WIBOR(1)(S)/ 5.870%	866	872	6
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 8.350%	49,954	91,793	41,839
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 8.350%	(3,506)	(24,079)	(20,573)
ZAR	10,122	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/ 8.350%	(2,875)	(4,417)	(1,542)
ZAR	14,361	03/15/28	7.766%(Q)	3 Month JIBAR(2)(Q)/ 8.350%	(35,423)	(22,795)	12,628
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.350%	(670)	2,862	3,532
ZAR	15,630	09/20/28	8.415%(Q)	3 Month JIBAR(2)(Q)/ 8.350%	—	(10,433)	(10,433)
ZAR	3,548	12/20/28	9.085%(Q)	3 Month JIBAR(1)(Q)/ 8.350%	—	(2,064)	(2,064)
ZAR	16,410	03/20/29	8.160%(Q)	3 Month JIBAR(1)(Q)/ 8.350%	—	24,927	24,927
ZAR	12,123	06/19/29	8.735%(Q)	3 Month JIBAR(1)(Q)/ 8.350%	(1,102)	5,774	6,876

See Notes to Financial Statements.

46

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	7,137	06/19/29	8.930%(Q)	3 Month JIBAR(1)(Q)/ 8.350%	$—	$455	$455
ZAR	6,810	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 8.350%	—	398	398
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.350%	(16)	(10,340)	(10,324)

					$10,917	$(453,791)	$(464,708)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreement:
MYR	4,300	06/21/28	3.598%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	$(5,423)	$—	$(5,423)	GSI

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(5,423)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

JPS	$2,773,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  47

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stock
Jamaica	$—	$—	$1,834
Convertible Bond
China	—	1,092	—
Corporate Bonds
Azerbaijan	—	806,175	—
Bahrain	—	528,906	—
Brazil	—	1,785,628	—
Chile	—	2,945,894	—
China	—	879,757	—
Colombia	—	1,659,376	—
Costa Rica	—	197,688	—
Guatemala	—	707,578	—
Hungary	—	430,250	—
India	—	3,451,655	—
Indonesia	—	5,095,382	—
Israel	—	1,245,709	—
Jamaica	—	147,907	—
Kazakhstan	—	2,007,000	—
Kuwait	—	462,531	—
Macau	—	553,057	—
Malaysia	—	2,318,029	—
Mexico	—	11,227,412	—
Morocco	—	423,657	—
Panama	—	755,703	—
Peru	—	1,509,250	—
Philippines	—	150,777	—
Poland	—	387,750	—
Qatar	—	1,023,200	—
Saudi Arabia	—	1,323,434	—
South Africa	—	3,856,869	—
Thailand	—	418,688	—
Trinidad & Tobago	—	209,063	—
Turkey	—	193,188	—
Ukraine	—	312,197	—
United Arab Emirates	—	4,257,724	—
Venezuela	—	198,388	—
Vietnam	—	439,817	—
Sovereign Bonds
Angola	—	5,396,721	—
Argentina	—	4,899,289	—
Bahrain	—	3,708,276	—
Brazil	—	7,260,066	—

See Notes to Financial Statements.

48

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Cameroon	$—	$262,189	$—
Chile	—	1,136,113	—
Colombia	—	7,628,227	—
Congo (Republic)	—	174,143	—
Costa Rica	—	3,179,120	—
Dominican Republic	—	8,626,559	—
Ecuador	—	4,189,579	—
Egypt	—	6,600,854	—
El Salvador	—	2,398,078	—
Gabon	—	1,521,573	—
Ghana	—	2,745,497	—
Guatemala	—	2,651,497	—
Honduras	—	378,400	—
Hungary	—	6,768,704	—
India	—	512,743	—
Indonesia	—	5,905,311	—
Ivory Coast	—	3,793,594	—
Jamaica	—	1,338,513	—
Jordan	—	1,694,878	—
Kazakhstan	—	219,125	—
Kenya	—	851,748	—
Lebanon	—	205,837	—
Mexico	—	5,325,310	—
Mongolia	—	408,335	—
Montenegro	—	200,313	—
Morocco	—	1,762,504	—
Mozambique	—	868,400	—
Nigeria	—	3,345,453	—
Oman	—	6,593,248	—
Pakistan	—	2,905,115	—
Panama	—	4,519,624	—
Papua New Guinea	—	394,669	—
Paraguay	—	1,387,150	—
Peru	—	3,829,671	—
Philippines	—	3,745,386	—
Poland	—	1,522,647	—
Qatar	—	5,422,802	—
Romania	—	6,609,902	—
Russia	—	145,052	—
Saudi Arabia	—	5,938,776	—
Senegal	—	1,175,226	—
Serbia	—	3,739,125	—
South Africa	—	3,588,300	—
Sri Lanka	—	2,530,599	—
Turkey	—	10,176,788	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  49

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Ukraine	$—	$2,574,023	$—
United Arab Emirates	—	3,214,022	—
Uruguay	—	3,329,813	—
Venezuela	—	386,650	—
Zambia	—	1,750,161	—
U.S. Treasury Obligation	—	263,748	—
Short-Term Investments
Affiliated Mutual Funds	9,941,694	—	—
Options Purchased	—	27,180	—

Total	$9,941,694	$223,637,357	$1,834

Liabilities
Options Written	$—	$(198,338)	$—

Other Financial Instruments*
Assets
Futures Contracts	$246,522	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,010,671	—
Centrally Cleared Credit Default Swap Agreement	—	6,727	—
Centrally Cleared Interest Rate Swap Agreements	—	232,165	—

Total	$246,522	$1,249,563	$—

Liabilities
Futures Contracts	$(551,145)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,235,310)	—
Centrally Cleared Interest Rate Swap Agreements	—	(696,873)	—
OTC Interest Rate Swap Agreement	—	(5,423)	—

Total	$(551,145)	$(1,937,606)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Sovereign Bonds	73.0%
Oil & Gas	8.1

Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	4.3%
Electric	3.7

See Notes to Financial Statements.

50

Industry Classification (continued):

Engineering & Construction	1.7%
Mining	1.6
Pipelines	1.3
Commercial Services	1.1
Chemicals	0.8
Banks	0.7
Diversified Financial Services	0.4
Telecommunications	0.3
Lodging	0.3
Transportation	0.3
Foods	0.2
Internet	0.2
Iron/Steel	0.2
Building Materials	0.2
Computers	0.2
Investment Companies	0.1
Entertainment	0.1
Media	0.1
Retail	0.1

U.S. Treasury Obligation	0.1%
Auto Manufacturers	0.1
Energy-Alternate Sources	0.1
Gas	0.1
Beverages	0.1
Forest Products & Paper	0.0	*
Real Estate	0.0	*
Options Purchased	0.0	*
Wireless Telecommunication Services	0.0	*

	99.5
Options Written	(0.1)
Other assets in excess of liabilities	0.6

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$6,727*	—	$—
Foreign exchange contracts	Unaffiliated investments	27,180	Options written outstanding, at value	198,338
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,010,671	Unrealized depreciation on OTC forward foreign currency exchange contracts	1,235,310

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  51

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$246,522	*	Due from/to broker-variation margin futures	$551,145	*
Interest rate contracts	Due from/to broker-variation margin swaps	232,165	*	Due from/to broker-variation margin swaps	696,873	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	5,423

		$1,523,265			$2,687,089

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(100,428)
Foreign exchange contracts	(244,783)	915,606	—	(305,081)	—
Interest rate contracts	—	—	194,611	—	(34,640)

Total	$(244,783)	$915,606	$194,611	$(305,081)	$(135,068)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(25,842)
Foreign exchange contracts	(4,944)	(43,463)	—	(314,987)	—
Interest rate contracts	—	—	(138,721)	—	97,263

Total	$(4,944)	$(43,463)	$(138,721)	$(314,987)	$71,421

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

52

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 44,588

Options Written (2)	18,323,073

Futures Contracts - Long Positions (2)	32,487,344

Futures Contracts - Short Positions (2)	16,228,022

Forward Foreign Currency Exchange Contracts - Purchased (3)	48,966,801

Forward Foreign Currency Exchange Contracts - Sold (3)	71,096,456

Cross Currency Exchange Contracts (4)	349,592

Interest Rate Swap Agreements (2)	54,148,816

Credit Default Swap Agreements - Buy Protection (2)	3,486,667

Credit Default Swap Agreements - Sell Protection (2)	3,680,000

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$3,114,364	$(3,114,364)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(34,666)	$(34,666)	$—	$(34,666)
BNP	10,660	(20,807)	(10,147)	—	(10,147)
BOA	68,553	(209,852)	(141,299)	—	(141,299)
CITI	186,204	(330,185)	(143,981)	—	(143,981)
DB	28,426	(46,095)	(17,669)	—	(17,669)
GSI	318,474	(31,773)	286,701	(286,701)	—
HSBC	74,640	(35,253)	39,387	—	39,387

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  53

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPM	$55,318	$(35,335)	$19,983	$—	$19,983
MSI	185,204	(568,445)	(383,241)	383,241	—
SCB	5,851	(124,626)	(118,775)	—	(118,775)
SSB	93,417	—	93,417	(20,879)	72,538
TD	11,104	—	11,104	—	11,104
UAG	—	(2,034)	(2,034)	—	(2,034)

	$1,037,851	$(1,439,071)	$(401,220)	$75,661	$(325,559)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

54

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value, including securities on loan of $3,114,364:
Unaffiliated investments (cost $240,096,022)	$223,639,191
Affiliated investments (cost $9,941,478)	9,941,694
Foreign currency, at value (cost $19,495)	19,524
Cash segregated for counterparty - OTC	139,000
Dividends and interest receivable	3,228,718
Deposit with broker for centrally cleared/exchange-traded derivatives	2,773,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,010,671
Receivable for Fund shares sold	263,983
Receivable for investments sold	21,477
Prepaid expenses and other assets	8,973

Total Assets	241,046,231

Liabilities

Payable to broker for collateral for securities on loan	3,254,183
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,235,310
Payable for investments purchased	1,195,916
Options written outstanding, at value (premiums received $223,630)	198,338
Payable for Fund shares purchased	155,517
Management fee payable	102,473
Accrued expenses and other liabilities	54,893
Due to broker—variation margin swaps	37,492
Dividends payable	26,478
Due to broker—variation margin futures	11,525
Unrealized depreciation on OTC swap agreements	5,423
Directors’ fees payable	1,168
Affiliated transfer agent fee payable	406
Distribution fee payable	30

Total Liabilities	6,279,152

Net Assets	$234,767,079

Net assets were comprised of:
Common stock, at par	$343
Paid-in capital in excess of par	281,798,657
Total distributable earnings (loss)	(47,031,921)

Net assets, April 30, 2024	$234,767,079

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  55

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value, offering price and redemption price per share,
($121,784 ÷ 17,799 shares of beneficial interest issued and outstanding)	$6.84
Maximum sales charge (3.25% of offering price)	0.23

Maximum offering price to public	$7.07

Class C

Net asset value, offering price and redemption price per share,
($9,457 ÷ 1,382 shares of beneficial interest issued and outstanding)	$6.84

Class Z

Net asset value, offering price and redemption price per share,
($13,088,803 ÷ 1,910,613 shares of beneficial interest issued and outstanding)	$6.85

Class R6

Net asset value, offering price and redemption price per share,
($221,547,035 ÷ 32,365,559 shares of beneficial interest issued and outstanding)	$6.85

See Notes to Financial Statements.

56

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Interest income	$7,275,122
Affiliated dividend income	128,055
Affiliated income from securities lending, net	20,969

Total income	7,424,146

Expenses
Management fee	729,731
Distribution fee(a)	181
Audit fee	26,543
Custodian and accounting fees	23,195
Professional fees	21,174
Registration fees(a)	21,077
Shareholders’ reports	17,699
Excise tax expense	11,019
Transfer agent’s fees and expenses (including affiliated expense of $1,230)(a)	8,495
Directors’ fees	6,859
Miscellaneous	17,245

Total expenses	883,218
Less: Fee waiver and/or expense reimbursement(a)	(134,508)

Net expenses	748,710

Net investment income (loss)	6,675,436

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(80))	(2,300,468)
Futures transactions	194,611
Forward and cross currency contract transactions	(305,081)
Options written transactions	915,606
Swap agreement transactions	(135,068)
Foreign currency transactions	(438,775)

(2,069,175)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $14)	19,055,925
Futures	(138,721)
Forward and cross currency contracts	(314,987)
Options written	(43,463)
Swap agreements	71,421
Foreign currencies	(94,880)

18,535,295

Net gain (loss) on investment and foreign currency transactions	16,466,120

Net Increase (Decrease) In Net Assets Resulting From Operations	$23,141,556

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  57

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	135	46	—	—
Registration fees	3,481	3,482	7,624	6,490
Transfer agent’s fees and expenses	281	26	7,457	731
Fee waiver and/or expense reimbursement	(3,739)	(3,504)	(15,111)	(112,154)

See Notes to Financial Statements.

58

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,675,436	$10,875,834
Net realized gain (loss) on investment and foreign currency transactions	(2,069,175)	(10,235,671)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,535,295	9,738,324

Net increase (decrease) in net assets resulting from operations	23,141,556	10,378,487

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,251)	(6,066)
Class C	(333)	(595)
Class Z	(458,538)	(894,651)
Class R6	(8,922,288)	(13,766,241)

	(9,385,410)	(14,667,553)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	27,110,350	119,813,877
Net asset value of shares issued in reinvestment of dividends and distributions	9,278,661	14,522,957
Cost of shares purchased	(20,010,311)	(65,390,121)

Net increase (decrease) in net assets from Fund share transactions	16,378,700	68,946,713

Total increase (decrease)	30,134,846	64,657,647

Net Assets:

Beginning of period	204,632,233	139,974,586

End of period	$234,767,079	$204,632,233

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  59

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.41		$6.40		$9.06	$8.86	$9.51	$8.88
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36		0.34	0.36	0.38	0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		0.17(b)		(2.57)	0.25	(0.56)	0.69
Total from investment operations	0.70		0.53		(2.23)	0.61	(0.18)	1.15
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.52)		(0.43)	(0.41)	(0.47)	(0.52)
Net asset value, end of period	$6.84		$6.41		$6.40	$9.06	$8.86	$9.51
Total Return(c):	10.98%		8.07%		(25.24)%	6.91%	(1.82)%	13.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$122		$93		$63	$59	$28	$13
Average net assets (000)	$108		$83		$74	$47	$18	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.06%	(e)(f)	1.06%	(f)	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	7.99%	(e)	8.75%		11.65%	19.07%	66.11%	115.95%
Net investment income (loss)	5.63%	(e)	5.29%		4.36%	3.84%	4.19%	4.95%
Portfolio turnover rate(g)	9%		29%		20%	20%	23%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Class C Shares
	Six Months Ended April 30, 2024		Year Ended October 31,

			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.41		$6.40	$9.06	$8.86	$9.51	$8.88
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.30	0.27	0.28	0.32	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.52		0.17 (b)	(2.55)	0.26	(0.57)	0.69
Total from investment operations	0.68		0.47	(2.28)	0.54	(0.25)	1.08
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.46)	(0.38)	(0.34)	(0.40)	(0.45)
Net asset value, end of period	$6.84		$6.41	$6.40	$9.06	$8.86	$9.51
Total Return(c):	10.73%		7.26%	(25.82)%	6.11%	(2.55)%	12.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9		$9	$8	$11	$10	$10
Average net assets (000)	$9		$9	$9	$11	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.81%	(e)(f)	1.80%	1.80%	1.80%	1.80%	1.80%
Expenses before waivers and/or expense reimbursement	77.58%	(e)	63.23%	81.50%	78.90%	114.46%	139.02%
Net investment income (loss)	4.81%	(e)	4.52%	3.53%	3.08%	3.56%	4.22%
Portfolio turnover rate(g)	9%		29%	20%	20%	23%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  61

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2024		Year Ended October 31,

			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.42		$6.40	$9.06	$8.87	$9.51	$8.88
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.37	0.35	0.38	0.40	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		0.19 (b)	(2.55)	0.25	(0.54)	0.69
Total from investment operations	0.71		0.56	(2.20)	0.63	(0.14)	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.54)	(0.46)	(0.44)	(0.50)	(0.54)
Net asset value, end of period	$6.85		$6.42	$6.40	$9.06	$8.87	$9.51
Total Return(c):	11.13%		8.57%	(25.01)%	7.11%	(1.43)%	13.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,089		$8,793	$10,670	$18,069	$18,982	$5,782
Average net assets (000)	$10,672		$11,553	$14,687	$25,561	$10,951	$3,498
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.76%	(e)(f)	0.75%	0.75%	0.75%	0.75%	0.80%
Expenses before waivers and/or expense reimbursement	1.04%	(e)	1.03%	1.06%	1.07%	1.53%	2.41%
Net investment income (loss)	5.87%	(e)	5.57%	4.54%	4.12%	4.45%	5.12%
Portfolio turnover rate(g)	9%		29%	20%	20%	23%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Class R6 Shares
	Six Months Ended April 30, 2024		Year Ended October 31,

			2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.41		$6.40		$9.06	$8.86	$9.51	$8.88
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.38		0.36	0.39	0.43	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.53		0.17	(b)	(2.56)	0.26	(0.57)	0.69
Total from investment operations	0.73		0.55		(2.20)	0.65	(0.14)	1.18
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.54)		(0.46)	(0.45)	(0.51)	(0.55)
Net asset value, end of period	$6.85		$6.41		$6.40	$9.06	$8.86	$9.51
Total Return(c):	11.36%		8.50%		(24.94)%	7.34%	(1.44)%	13.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$221,547		$195,739		$129,233	$136,285	$97,771	$26,493
Average net assets (000)	$214,977		$180,012		$137,772	$107,966	$30,037	$25,144
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66%	(e)(f)	0.66	%(f)	0.65%	0.65%	0.66%	0.74%
Expenses before waivers and/or expense reimbursement	0.76%	(e)	0.79%		0.78%	0.81%	1.16%	1.49%
Net investment income (loss)	5.95%	(e)	5.68%		4.73%	4.24%	4.69%	5.27%
Portfolio turnover rate(g)	9%		29%		20%	20%	23%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  63

Notes to Financial Statements (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Emerging Markets Debt Hard Currency Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

64

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

PGIM Emerging Markets Debt Hard Currency Fund  65

Notes to Financial Statements (unaudited) (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

66

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options

PGIM Emerging Markets Debt Hard Currency Fund  67

Notes to Financial Statements (unaudited) (continued)

is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial

68

statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Emerging Markets Debt Hard Currency Fund  69

Notes to Financial Statements (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the

70

Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

PGIM Emerging Markets Debt Hard Currency Fund  71

Notes to Financial Statements (unaudited) (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative

72

proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

PGIM Emerging Markets Debt Hard Currency Fund  73

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.650% on average daily net assets up to $1 billion;	0.65%
0.630% on average daily net assets from $1 billion to $3 billion;
0.610% on average daily net assets from $3 billion to $5 billion;
0.600% on average daily net assets from $5 billion to $10 billion;
0.590% on average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.05%
C	1.80
Z	0.75
R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

74

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2024, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Emerging Markets Debt Hard Currency Fund  75

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$31,393,603	$18,914,892

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$2,239,489	$31,284,453	$26,850,418	$—	$ —	$6,673,524	6,673,524	$128,055

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)
1,381,330	11,189,653	9,302,747	14	(80)	3,268,170	3,269,805	20,969(2)
$3,620,819	$42,474,106	$36,153,165	$14	$(80)	$9,941,694		$149,024

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$250,530,153	$8,962,348	$(27,102,620)	$(18,140,272)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains

76

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$24,920,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 600,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
C	100,000,000
Z	200,000,000
R6	200,000,000

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Notes to Financial Statements (unaudited) (continued)

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,449	8.1%
C	1,382	100.0
R6	5,248,615	16.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	15.2%
Unaffiliated	2	78.5

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	34,955	$237,484
Shares issued in reinvestment of dividends and distributions	536	3,699
Shares purchased	(33,573)	(228,470)
Net increase (decrease) in shares outstanding before conversion	1,918	12,713
Shares issued upon conversion from other share class(es)	1,442	10,138
Net increase (decrease) in shares outstanding	3,360	$22,851

Year ended October 31, 2023:
Shares sold	6,909	$46,253
Shares issued in reinvestment of dividends and distributions	849	5,718
Shares purchased	(5,335)	(35,935)
Net increase (decrease) in shares outstanding before conversion	2,423	16,036
Shares issued upon conversion from other share class(es)	2,140	14,681
Net increase (decrease) in shares outstanding	4,563	$30,717

Class C
Six months ended April 30, 2024:
Shares issued in reinvestment of dividends and distributions	49	$333
Net increase (decrease) in shares outstanding	49	$333

Year ended October 31, 2023:
Shares issued in reinvestment of dividends and distributions	88	$595
Net increase (decrease) in shares outstanding	88	$595

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Share Class	Shares	Amount

Class Z
Six months ended April 30, 2024:
Shares sold	1,564,891	$10,823,845
Shares issued in reinvestment of dividends and distributions	51,025	352,838
Shares purchased	(1,045,795)	(7,269,786)
Net increase (decrease) in shares outstanding before conversion	570,121	3,906,897
Shares purchased upon conversion into other share class(es)	(30,025)	(200,517)
Net increase (decrease) in shares outstanding	540,096	$3,706,380

Year ended October 31, 2023:
Shares sold	1,739,007	$11,665,541
Shares issued in reinvestment of dividends and distributions	111,346	751,057
Shares purchased	(1,819,009)	(12,268,654)
Net increase (decrease) in shares outstanding before conversion	31,344	147,944
Shares issued upon conversion from other share class(es)	78	523
Shares purchased upon conversion into other share class(es)	(327,880)	(2,221,838)
Net increase (decrease) in shares outstanding	(296,458)	$(2,073,371)

Class R6
Six months ended April 30, 2024:
Shares sold	2,344,367	$16,049,021
Shares issued in reinvestment of dividends and distributions	1,292,175	8,921,791
Shares purchased	(1,831,082)	(12,512,055)
Net increase (decrease) in shares outstanding before conversion	1,805,460	12,458,757
Shares issued upon conversion from other share class(es)	28,585	190,379
Net increase (decrease) in shares outstanding	1,834,045	$12,649,136

Year ended October 31, 2023:
Shares sold	15,999,865	$108,102,083
Shares issued in reinvestment of dividends and distributions	2,045,842	13,765,587
Shares purchased	(8,037,620)	(53,085,532)
Net increase (decrease) in shares outstanding before conversion	10,008,087	68,782,138
Shares issued upon conversion from other share class(es)	325,783	2,207,156
Shares purchased upon conversion into other share class(es)	(78)	(522)
Net increase (decrease) in shares outstanding	10,333,792	$70,988,772

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Emerging Markets Debt Hard Currency Fund  79

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

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Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including

PGIM Emerging Markets Debt Hard Currency Fund  81

Notes to Financial Statements (unaudited) (continued)

mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

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In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a

PGIM Emerging Markets Debt Hard Currency Fund  83

Notes to Financial Statements (unaudited) (continued)

risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of

84

issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Emerging Markets Debt Hard Currency Fund  85

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

86

∎	MAIL	∎	TELEPHONE	∎	WEBSITE

	655 Broad Street		(800) 225-1852		pgim.com/investments

Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Hard Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PDHAX	PDHCX	PDHVX	PDHQX

CUSIP	743969479	743969461	743969446	743969453

MF239E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this      Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not      applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not      applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not

      applicable.

Item 13 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of     1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 17, 2024